UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05476

LORD ABBETT GLOBAL FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary
90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2015

Item 1:	Report(s) to Shareholders.

2015 LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Emerging Markets Corporate Debt Fund

Emerging Markets Currency Fund

Emerging Markets Local Bond Fund

Multi-Asset Global Opportunity Fund

For the six-month period ended June 30, 2015

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector/Portfolio Allocation

Schedules of Investments:

7	Emerging Markets Corporate Debt Fund

16	Emerging Markets Currency Fund

48	Emerging Markets Local Bond Fund

55	Multi-Asset Global Opportunity Fund

58	Statements of Assets and Liabilities

62	Statements of Operations

64	Statements of Changes in Net Assets

68	Financial Highlights

95	Notes to Financial Statements

123	Supplemental Information to Shareholders

Lord Abbett Emerging Markets Corporate Debt Fund,

Lord Abbett Emerging Markets Currency Fund,

Lord Abbett Emerging Markets Local Bond Fund, and

Lord Abbett Multi-Asset Global Opportunity Fund
Semiannual Report

For the six-month period ended June 30, 2015

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for the Funds for the six-month period ended June 30, 2015. For additional information about the Funds, please visit our website at www.lordabbett.com, where you also can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster
Director, President and Chief Executive Officer

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 through June 30, 2015).

Actual Expenses

For each class of each Fund, the first line of the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period 1/1/15 – 6/30/15” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Emerging Markets Corporate Debt Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
			1/1/15 -
	1/1/15	6/30/15	6/30/15
Class A
Actual	$1,000.00	$1,031.20	$5.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.59	$5.26
Class C
Actual	$1,000.00	$1,027.50	$8.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.97	$8.90
Class F
Actual	$1,000.00	$1,031.60	$4.84
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.03	$4.81
Class I
Actual	$1,000.00	$1,032.30	$4.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.58	$4.26
Class R2
Actual	$1,000.00	$1,032.30	$4.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.58	$4.26
Class R3
Actual	$1,000.00	$1,032.30	$4.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.58	$4.26
†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.05% for Class A, 1.78% for Class C, 0.95% for Class F, 0.85% for Classes I, R2 and R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2015

Sector*	%**
Auto	1.86%
Basic Industry	0.67%
Consumer Cyclical	3.16%
Consumer Discretionary	2.75%
Consumer Non-Cyclical	0.12%
Consumer Services	1.93%
Consumer Staples	5.54%
Energy	11.94%
Financial Services	28.83%
Foreign Government	2.28%
Sector*	%**
Health Care	0.15%
Integrated Oils	3.53%
Materials & Processing	15.80%
Producer Durables	1.65%
Technology	1.50%
Telecommunications	6.56%
Transportation	4.78%
Utilities	5.65%
Repurchase Agreement	1.30%
Total	100.00%
*	A sector may comprise several industries.
**	Represents percent of total investments.

Emerging Markets Currency Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
			1/1/15 -
	1/1/15	6/30/15	6/30/15
Class A
Actual	$1,000.00	$973.10	$4.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.03	$4.81
Class B
Actual	$1,000.00	$969.50	$8.59
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.07	$8.80
Class C
Actual	$1,000.00	$970.40	$7.67
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.01	$7.85
Class F
Actual	$1,000.00	$973.60	$4.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.53	$4.31
Class I
Actual	$1,000.00	$974.00	$3.67
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.08	$3.76
Class P
Actual	$1,000.00	$972.00	$5.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.34	$5.51
Class R2
Actual	$1,000.00	$971.30	$6.65
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.05	$6.81
Class R3
Actual	$1,000.00	$971.70	$6.11
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.60	$6.26
†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.96% for Class A, 1.76% for Class B, 1.57% for Class C, 0.86% for Class F, 0.75% for Class I, 1.10% for Class P, 1.36% for Class R2 and 1.25% for Class R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2015

Sector*	%**
Asset Backed	19.72%
Automotive	1.13%
Banking	5.17%
Basic Industry	3.08%
Capital Goods	1.86%
Consumer Goods	1.99%
Energy	9.37%
Financial Services	2.72%
Foreign Government	0.03%
Healthcare	4.00%
Insurance	0.86%
Leisure	2.71%
Sector*	%**
Media	2.93%
Mortgage-Backed	30.60%
Municipal	0.37%
Real Estate	2.87%
Retail	1.14%
Services	0.07%
Technology & Electronics	2.23%
Telecommunications	1.89%
Transportation	1.38%
U.S. Government	2.66%
Utility	1.22%
Total	100.00%
*	A sector may comprise several industries.
**	Represents percent of total investments.

Emerging Markets Local Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
			1/1/15 -
	1/1/15	6/30/15	6/30/15
Class A
Actual	$1,000.00	$942.90	$5.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.59	$5.26
Class C
Actual	$1,000.00	$939.50	$8.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.02	$8.85
Class F
Actual	$1,000.00	$943.40	$4.58
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.08	$4.76
Class I
Actual	$1,000.00	$943.90	$4.10
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.58	$4.26
Class R2
Actual	$1,000.00	$943.90	$4.10
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.58	$4.26
Class R3
Actual	$1,000.00	$943.90	$4.10
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.58	$4.26
†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.05% for Class A, 1.77% for Class C, 0.95% for Class F, 0.85% for Classes I, R2, and R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2015

Sector*	%**
Consumer Services	1.16%
Financial Services	4.49%
Foreign Government	86.84%
Integrated Oils	2.34%
Telecommunications	1.10%
Transportation	0.98%
Utilities	3.09%
Total	100.00%
*	A sector may comprise several industries.
**	Represents percent of total investments.

Multi-Asset Global Opportunity Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
			1/1/15 -
	1/1/15	6/30/15	6/30/15
Class A
Actual	$1,000.00	$1,008.20	$1.74
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.06	$1.76
Class B
Actual	$1,000.00	$1,004.30	$5.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.39	$5.46
Class C
Actual	$1,000.00	$1,004.50	$5.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.34	$5.51
Class F
Actual	$1,000.00	$1,008.10	$1.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.80	$1.00
Class I
Actual	$1,000.00	$1,009.40	$0.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.30	$0.50
Class R2
Actual	$1,000.00	$1,006.50	$3.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.32	$3.51
Class R3
Actual	$1,000.00	$1,007.10	$2.84
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.97	$2.86
†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.35% for Class A, 1.09% for Class B, 1.10 for Class C, 0.20% for Class F, 0.10% for Class I, 0.70% for Class R2 and 0.57% for Class R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).
#	Does not include expenses of Underlying Funds in which Multi-Asset Global Opportunity Fund invests.

Portfolio Holdings Presented by Portfolio Allocation

June 30, 2015

Underlying Fund Name	%*
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	12.71%
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I	17.76%
Lord Abbett Investment Trust-High Yield Fund-Class I	16.11%
Lord Abbett Securities Trust-International Dividend Income Fund-Class I	41.32%
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	10.97%
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	1.13%
Total	100.00%
*	Represents percent of total investments.

Schedule of Investments (unaudited)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2015

Investments			Shares (000)	Fair Value

LONG-TERM INVESTMENTS 96.75%

COMMON STOCK 0.03%

Oil
Geopark Ltd. (Chile)*(a) (cost $12,008)			1	$5,900

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)
CONVERTIBLE BOND 0.07%

Technology
Vipshop Holdings Ltd. (China)(a) (cost $14,036)	1.50%	3/15/2019	$12	15,300

CORPORATE BONDS 93.16%

Air Transportation 1.87%
Air Canada (Canada)†(a)	7.75%	4/15/2021	200	214,000
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd. (Panama)†(a)	8.375%	5/10/2020	200	202,500
Total				416,500

Auto Parts: Original Equipment 0.93%
Nexteer Automotive Group Ltd.†	5.875%	11/15/2021	200	206,000

Automotive 0.90%
Hyundai Capital America†	2.60%	3/19/2020	200	200,289

Banks: Money Center 2.73%
Banco de Bogota SA (Colombia)†(a)	5.00%	1/15/2017	200	206,000
BBVA Banco Continental SA (Peru)†(a)	5.25%	9/22/2029	200	203,750
Export-Import Bank of Korea (South Korea)(a)	2.25%	1/21/2020	200	198,277
Total				608,027

Banks: Regional 16.03%
ADCB Finance Cayman Ltd.	2.75%	9/16/2019	200	201,250
Banco Mercantil del Norte SA	4.375%	7/19/2015	48	48,018
Bancolombia SA (Colombia)(a)	6.875%	5/25/2017	200	212,880
Bangkok Bank PCL (Hong Kong)†(a)	5.00%	10/3/2023	200	218,589
Bank of China Ltd. (China)†(a)	5.00%	11/13/2024	200	205,532
Corpbanca SA (Chile)(a)	3.125%	1/15/2018	200	200,940
DBS Bank Ltd. (Singapore)†(a)	2.35%	2/28/2017	200	203,717

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value

Banks: Regional (continued)
ICICI Bank Ltd. (Hong Kong)†(a)	5.75%	11/16/2020	$200	$222,055
Korea Development Bank (The) (South Korea)(a)	3.00%	3/17/2019	200	206,071
National Savings Bank (Sri Lanka)†(a)	5.15%	9/10/2019	200	194,000
Popular, Inc.	7.00%	7/1/2019	30	30,112
QNB Finance Ltd.	2.875%	4/29/2020	200	203,722
Sberbank of Russia via SB Capital SA (Luxembourg)†(a)	6.125%	2/7/2022	200	193,500
State Bank of India (United Kingdom)†(a)	3.25%	4/18/2018	200	204,047
Trade & Development Bank of Mongolia LLC (Mongolia)†(a)	9.375%	5/19/2020	400	427,312
Turkiye Halk Bankasi AS (Turkey)†(a)	4.75%	2/11/2021	200	197,400
Woori Bank (South Korea)†(a)	4.75%	4/30/2024	200	207,778
Zenith Bank plc (Nigeria)(a)	6.25%	4/22/2019	200	193,250
Total				3,570,173

Beverages 0.96%
Central American Bottling Corp. (Guatemala)†(a)	6.75%	2/9/2022	200	213,500

Building Materials 2.51%
Celulosa Arauco y Constitucion SA (Chile)(a)	5.00%	1/21/2021	150	159,578
Union Andina de Cementos SAA (Peru)†(a)	5.875%	10/30/2021	200	202,750
Votorantim Cimentos SA (Brazil)†(a)	7.25%	4/5/2041	200	197,250
Total				559,578

Chemicals 5.36%
Israel Chemicals Ltd. (Israel)†(a)	4.50%	12/2/2024	200	201,840
Mexichem SAB de CV (Mexico)†(a)	4.875%	9/19/2022	200	207,500
OCP SA (Morocco)†(a)	6.875%	4/25/2044	200	210,040
PhosAgro OAO via PhosAgro Bond Funding Ltd. (Ireland)†(a)	4.204%	2/13/2018	200	193,804
Sibur Securities Ltd. (Ireland)†(a)	3.914%	1/31/2018	400	381,272
Total				1,194,456

Containers 0.54%
PaperWorks Industries, Inc.†	9.50%	8/15/2019	120	119,850

Copper 0.66%
Southern Copper Corp. (Mexico)(a)	3.875%	4/23/2025	3	2,897
Southern Copper Corp. (Mexico)(a)	5.875%	4/23/2045	150	143,055
Total				145,952

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value

Diversified 0.89%
Hutchison Whampoa International 14 Ltd. (Hong Kong)†(a)	3.625%	10/31/2024	$200	$197,138

Electric: Power 3.61%
Eskom Holdings SOC Ltd. (South Africa)†(a)	6.75%	8/6/2023	200	203,746
Korea East-West Power Co. Ltd. (South Korea)†(a)	2.50%	6/2/2020	200	199,945
Korea Western Power Co. Ltd. (South Korea)†(a)	2.875%	10/10/2018	200	205,429
Lamar Funding Ltd.†	3.958%	5/7/2025	200	195,000
Total				804,120

Engineering & Contracting Services 1.81%
Aeropuertos Dominicanos Siglo XXI SA (Dominican Republic)†(a)	9.75%	11/13/2019	200	205,000
China Railway Resources Huitung Ltd. (Hong Kong)(a)	3.85%	2/5/2023	200	198,099
Total				403,099

Financial Services 4.01%
Agricola Senior Trust†	6.75%	6/18/2020	220	224,950
Alfa Bank OJSC Via Alfa Bond Issuance plc (Ireland)†(a)	7.75%	4/28/2021	200	198,400
CIMPOR Financial Operations BV (Netherlands)†(a)	5.75%	7/17/2024	200	163,000
Indian Railway Finance Corp., Ltd. (India)(a)	3.917%	2/26/2019	200	206,438
SUAM Finance BV (Curacao)†(a)	4.875%	4/17/2024	100	101,000
Total				893,788

Food 3.00%
Cencosud SA (Chile)†(a)	5.50%	1/20/2021	200	210,640
Diamond Foods, Inc.†	7.00%	3/15/2019	25	25,687
Gruma SAB de CV (Mexico)†(a)	4.875%	12/1/2024	200	208,750
Minerva Luxembourg SA (Luxembourg)†(a)	7.75%	1/31/2023	200	202,000
WhiteWave Foods Co. (The)	5.375%	10/1/2022	20	21,150
Total				668,227

Gaming 0.14%
Mohegan Tribal Gaming Authority	9.75%	9/1/2021	30	31,575

Health Care Products 0.15%
Mallinckrodt International Finance SA (Luxembourg)(a)	4.75%	4/15/2023	35	32,813

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value

Household Furnishings 0.86%
Arcelik AS (Turkey)†(a)	5.00%	4/3/2023	$200	$192,324

Industrial Products 0.88%
KOC Holding AS (Turkey)†(a)	3.50%	4/24/2020	200	196,516

Jewelry, Watches & Gemstones 0.95%
ALROSA Finance SA (Luxembourg)†(a)	7.75%	11/3/2020	200	211,000

Lodging 0.86%
MCE Finance Ltd. (Hong Kong)†(a)	5.00%	2/15/2021	200	191,000

Machinery: Agricultural 0.73%
MHP SA (Ukraine)†(a)	8.25%	4/2/2020	200	163,000

Machinery: Oil Well Equipment & Services 0.90%
Ferreycorp SAA (Peru)†(a)	4.875%	4/26/2020	200	200,480

Media 1.89%
Columbus International, Inc. (Barbados)†(a)	7.375%	3/30/2021	200	215,750
VTR Finance BV (Netherlands)†(a)	6.875%	1/15/2024	200	204,870
Total				420,620

Metals & Minerals: Miscellaneous 2.74%
Fresnillo plc (Mexico)†(a)	5.50%	11/13/2023	200	212,000
Petra Diamonds US Treasury plc (South Africa)†(a)	8.25%	5/31/2020	200	204,000
Vedanta Resources plc (India)†(a)	6.00%	1/31/2019	200	194,500
Total				610,500

Miscellaneous 0.86%
Marfrig Holding Europe BV (Netherlands)†(a)	6.875%	6/24/2019	200	191,000

Natural Gas 2.73%
Fermaca Enterprises S de RL de CV (Mexico)†(a)	6.375%	3/30/2038	199	202,518
Nakilat, Inc. (Qatar)†(a)	6.267%	12/31/2033	178	206,931
Transportadora de Gas del Peru SA (Peru)†(a)	4.25%	4/30/2028	200	197,500
Total				606,949

Oil 6.44%
CrownRock LP/CrownRock Finance, Inc.†	7.75%	2/15/2023	48	51,360
Dolphin Energy Ltd. (United Arab Emirates)†(a)	5.50%	12/15/2021	200	227,045
Gazprom Neft OAO via GPN Capital SA (Luxembourg)†(a)	4.375%	9/19/2022	200	171,000
Genel Energy Finance plc (United Kingdom)†(a)	7.50%	5/14/2019	200	182,000

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value

Oil (continued)
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	$35	$32,995
Kosmos Energy Ltd.†	7.875%	8/1/2021	200	194,000
MEG Energy Corp. (Canada)†(a)	6.375%	1/30/2023	35	32,550
Petroleos de Venezuela SA (Venezuela)†(a)	6.00%	11/15/2026	50	17,875
Petronas Capital Ltd. (Malaysia)†(a)	5.25%	8/12/2019	100	111,036
Ras Laffan Liquefied Natural Gas Co., Ltd. II (Qatar)†(a)	5.298%	9/30/2020	143	154,987
Rosneft Oil Co. via Rosneft International Finance Ltd. (Ireland)†(a)	3.149%	3/6/2017	200	195,620
RSP Permian, Inc.†	6.625%	10/1/2022	30	30,825
Seven Generations Energy Ltd. (Canada)†(a)	8.25%	5/15/2020	30	31,980
Total				1,433,273

Oil: Crude Producers 1.62%
Pacific Rubiales Energy Corp. (Colombia)†(a)	5.125%	3/28/2023	150	108,000
Pacific Rubiales Energy Corp. (Colombia)†(a)	5.625%	1/19/2025	100	72,750
PTT PCL (Thailand)†(a)	4.50%	10/25/2042	200	179,600
Total				360,350

Oil: Integrated International 3.46%
MIE Holdings Corp. (Hong Kong)†(a)	7.50%	4/25/2019	200	153,000
Petrobras Global Finance BV (Netherlands)(a)	4.375%	5/20/2023	267	233,281
Petrobras Global Finance BV (Netherlands)(a)	7.25%	3/17/2044	100	93,336
Petroleos Mexicanos (Mexico)(a)	5.50%	6/27/2044	100	92,500
YPF SA (Argentina)†(a)	8.50%	7/28/2025	200	198,500
Total				770,617

Paper & Forest Products 0.12%
Mercer International, Inc. (Canada)(a)	7.75%	12/1/2022	25	27,000

Real Estate Investment Trusts 5.49%
China South City Holdings Ltd. (Hong Kong)(a)	8.25%	1/29/2019	200	191,406
Country Garden Holdings Co., Ltd. (China)†(a)	7.50%	1/10/2023	200	201,500
Greenland Global Investment Ltd.	4.375%	7/3/2019	200	202,820
MAF Global Securities Ltd.	5.25%	7/5/2019	200	216,358
Shimao Property Holdings Ltd. (Hong Kong)(a)	8.375%	2/10/2022	200	209,132
Swire Properties MTN Financing Ltd. (Hong Kong)(a)	2.75%	3/7/2020	200	200,767
Total				1,221,983

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value

Retail 2.10%
Hot Topic, Inc.†	9.25%	6/15/2021	$20	$21,100
Lotte Shopping Co., Ltd. (South Korea)†(a)	3.375%	5/9/2017	200	206,175
Pacific Emerald Pte Ltd. (Singapore)(a)	9.75%	7/25/2018	200	213,500
PF Chang’s China Bistro, Inc.†	10.25%	6/30/2020	25	25,969
Total				466,744

Steel 2.40%
ABJA Investment Co. Pte Ltd. (Singapore)(a)	5.95%	7/31/2024	200	200,825
Evraz Group SA (Luxembourg)†(a)	6.50%	4/22/2020	200	181,900
Vale Overseas Ltd. (Brazil)(a)	4.625%	9/15/2020	145	152,740
Total				535,465

Technology 0.87%
Alibaba Group Holding Ltd. (China)†(a)	3.60%	11/28/2024	200	193,225

Telecommunications 6.43%
Altice SA (Luxembourg)†(a)	7.625%	2/15/2025	200	188,500
Bharti Airtel International Netherlands BV (Netherlands)†(a)	5.125%	3/11/2023	200	209,800
Comcel Trust via Comunicaciones Celulares SA†	6.875%	2/6/2024	200	211,000
GCX Ltd. (India)†(a)	7.00%	8/1/2019	200	201,887
Ooredoo International Finance Ltd.†	5.00%	10/19/2025	200	216,097
SingTel Group Treasury Pte Ltd. (Singapore)(a)	4.50%	9/8/2021	200	221,173
Telemar Norte Leste SA (Brazil)†(a)	5.50%	10/23/2020	200	184,250
Total				1,432,707

Transportation: Miscellaneous 2.81%
Kazakhstan Temir Zholy Finance BV (Netherlands)†(a)	6.375%	10/6/2020	200	210,644
Lima Metro Line 2 Finance Ltd.†	5.875%	7/5/2034	200	204,750
Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)†(a)	5.875%	8/12/2020	200	211,134
Total				626,528

Utilities: Electrical 1.92%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates)†(a)	2.50%	1/12/2018	200	202,051
Israel Electric Corp. Ltd. (Israel)†(a)	7.25%	1/15/2019	200	226,500
Total				428,551
Total Corporate Bonds (cost $20,662,745)				20,744,917

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2015

			Principal
	Interest	Maturity	Amount		Fair
Investments	Rate	Date	(000)		Value

FOREIGN BONDS(b) 1.26%

Brazil 0.73%

Food
BRF SA†	2.75%	6/3/2022	EUR	150	$163,341

Netherlands 0.53%

Technology
United Group BV†	7.875%	11/15/2020	EUR	100	118,187
Total Foreign Bonds (cost $305,249)					281,528

FOREIGN GOVERNMENT OBLIGATIONS 2.23%

Argentina 0.56%
Republic of Argentina(a)	8.75%	5/7/2024		$130	124,199

Cyprus 0.31%
Republic of Cyprus(b)	4.75%	6/25/2019	EUR	60	70,235

Ecuador 1.36%
Republic of Ecuador†(a)	10.50%	3/24/2020		$300	302,250
Total Foreign Government Obligations (cost $528,903)					496,684
Total Long-Term Investments (cost $21,522,941)					21,544,329

SHORT-TERM INVESTMENT 1.27%

Repurchase Agreement

Repurchase Agreement dated 6/30/2015, Zero Coupon due 7/1/2015 with Fixed Income Clearing Corp. collateralized by $290,000 of Federal National Mortgage Assoc. at 2.00% due 8/18/2015; value: $292,538; proceeds: $283,021 (cost $283,021)				283	283,021
Total Investments in Securities 98.02% (cost $21,805,962)					21,827,350
Cash, Foreign Cash and Other Assets in Excess of Liabilities(c) 1.98%					442,044
Net Assets 100.00%					$22,269,394

EUR	euro.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2015

Open Forward Foreign Currency Exchange Contracts at June 30, 2015:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
euro	Sell	Morgan Stanley	8/13/2015	109,000	$121,595	$121,587	$8
euro	Sell	Morgan Stanley	8/13/2015	67,000	75,332	74,736	596
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$604

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
euro	Buy	Morgan Stanley	8/13/2015	3,000	$ 3,394	$ 3,346	$ (48)
euro	Sell	Morgan Stanley	8/13/2015	149,000	163,848	166,205	(2,357)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(2,405)

Open Futures Contracts at June 30, 2015:

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Depreciation
U.S. 10-Year Treasury Note	September 2015	1	Short	$(126,172)	$(1,549)
Ultra Long U.S. Treasury Bond	September 2015	1	Short	(154,062)	(2,939)
Totals				$(280,234)	$(4,488)

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2015

The following is a summary of the inputs used as of June 30, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total

Common Stock	$5,900	$–	$–	$5,900
Convertible Bond	–	15,300	–	15,300
Corporate Bonds	–	20,744,917	–	20,744,917
Foreign Bonds	–	281,528	–	281,528
Foreign Government Obligations	–	496,684	–	496,684
Repurchase Agreement	–	283,021	–	283,021
Total	$5,900	$21,821,450	$–	$21,827,350
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$604	$–	$604
Liabilities	–	(2,405)	–	(2,405)
Futures Contracts
Assets	–	–	–	–
Liabilities	(4,488)	–	–	(4,488)
Total	$(4,488)	$(1,801)	$–	$(6,289)

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended June 30, 2015.

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)

EMERGING MARKETS CURRENCY FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

LONG-TERM INVESTMENTS 81.55%

ASSET-BACKED SECURITIES 19.74%

Automobiles 7.90%
Ally Auto Receivables Trust 2014-2 A3	1.25%	4/15/2019	$1,550	$1,551,662
AmeriCredit Automobile Receivables Trust 2012-4 A3	0.67%	6/8/2017	88	87,640
AmeriCredit Automobile Receivables Trust 2012-5 A3	0.62%	6/8/2017	181	181,077
AmeriCredit Automobile Receivables Trust 2013-1 A3	0.61%	10/10/2017	97	97,119
AmeriCredit Automobile Receivables Trust 2013-1 B	1.07%	3/8/2018	257	257,673
AmeriCredit Automobile Receivables Trust 2013-3 B	1.58%	9/10/2018	250	251,804
AmeriCredit Automobile Receivables Trust 2013-5 A2A	0.65%	3/8/2017	29	28,595
AmeriCredit Automobile Receivables Trust 2013-5 A3	0.90%	9/10/2018	586	585,960
Avis Budget Rental Car Funding AESOP LLC 011-3A A†	3.41%	11/20/2017	462	474,667
Avis Budget Rental Car Funding AESOP LLC 2011-5A A†	3.27%	2/20/2018	463	476,620
Avis Budget Rental Car Funding AESOP LLC 2012-2A A†	2.802%	5/20/2018	1,390	1,423,238
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	459	462,470
Avis Budget Rental Car Funding AESOP LLC 2014-2A A†	2.50%	2/20/2021	328	327,987
Avis Budget Rental Car Funding AESOP LLC 2015-2A A†	2.63%	12/20/2021	914	912,875
BMW Vehicle Lease Trust 2014-1 A3	0.73%	2/21/2017	1,870	1,870,184
BMW Vehicle Lease Trust 2015-1 A3	1.24%	12/20/2017	1,650	1,654,361
California Republic Auto Receivables Trust 2013-1 A2†	1.41%	9/17/2018	662	665,555
California Republic Auto Receivables Trust 2013-2 A2	1.23%	3/15/2019	405	405,960
California Republic Auto Receivables Trust 2014-1 A3	0.85%	5/15/2018	300	300,193
California Republic Auto Receivables Trust 2014-2 A2	0.54%	3/15/2017	103	102,853

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Automobiles (continued)
California Republic Auto Receivables Trust 2014-3 A3	1.09%	11/15/2018	$550	$550,158
California Republic Auto Receivables Trust 2015-1 A2	0.88%	12/15/2017	1,470	1,469,862
California Republic Auto Receivables Trust 2015-1 A3	1.33%	4/15/2019	1,715	1,720,141
Capital Auto Receivables Asset Trust 2015-2 A1A	0.99%	10/20/2017	1,761	1,761,424
Capital Auto Receivables Asset Trust 2015-2 A2	1.39%	9/20/2018	739	739,329
CarFinance Capital Auto Trust 2014-1A A†	1.46%	12/17/2018	113	112,991
CarMax Auto Owner Trust 2013-2 A3	0.64%	1/16/2018	1,250	1,250,515
CarMax Auto Owner Trust 2013-3 A3	0.97%	4/16/2018	685	685,319
CarMax Auto Owner Trust 2014-2 A3	0.98%	1/15/2019	1,240	1,241,342
CarMax Auto Owner Trust 2015-2 A2A	0.82%	6/15/2018	490	490,420
Chrysler Capital Auto Receivables Trust 2013-AA A3†	0.91%	4/16/2018	1,036	1,038,046
Chrysler Capital Auto Receivables Trust 2014-BA A2†	0.69%	9/15/2017	1,396	1,395,513
Chrysler Capital Auto Receivables Trust 2014-BA A3†	1.27%	5/15/2019	1,270	1,273,362
Chrysler Capital Auto Receivables Trust 2015-AA A3†	1.22%	7/15/2019	1,625	1,625,261
Drive Auto Receivables Trust 2015-BA B†	2.12%	6/17/2019	578	578,162
Fifth Third Auto Trust 2014-2 A3	0.89%	11/15/2018	1,263	1,261,940
Fifth Third Auto Trust 2014-3 A3	0.96%	3/15/2019	835	833,595
Ford Credit Auto Owner Trust 2014-B A3	0.90%	10/15/2018	715	715,073
GM Financial Automobile Leasing Trust 2014-2A A3†	1.22%	1/22/2018	800	800,800
Harley-Davidson Motorcycle Trust 2015-2 A4	1.66%	12/15/2022	458	457,625
Hyundai Auto Receivables Trust 2014-B A3	0.90%	12/17/2018	1,395	1,394,414
Mercedes-Benz Auto Lease Trust 2014-A A3	0.68%	12/15/2016	2,265	2,265,416
Nissan Auto Lease Trust 2013-A A3	0.61%	4/15/2016	315	315,381
Nissan Auto Lease Trust 2014-A A3	0.80%	2/15/2017	590	590,165
Porsche Innovative Lease Owner Trust 2013-1 A3†	0.70%	8/22/2016	359	359,355
Porsche Innovative Lease Owner Trust 2014-1 A3†	1.03%	11/20/2017	1,371	1,373,674
Santander Drive Auto Receivables Trust 2013-3 B	1.19%	5/15/2018	420	420,611
Santander Drive Auto Receivables Trust 2015-3 B	2.07%	3/16/2020	455	456,210
Santander Drive Auto Receivables Trust 2015-3 C	2.74%	1/15/2021	537	539,088
Volkswagen Auto Loan Enhanced Trust 2013-2 A3	0.70%	4/20/2018	2,770	2,767,885

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Automobiles (continued)
World Omni Automobile Lease Securitization Trust 2013-A A3	1.10%		12/15/2016	$1,580	$1,582,331
World Omni Automobile Lease Securitization Trust 2014-A A3	1.16%		9/15/2017	475	476,903
Total					44,660,804

Credit Cards 4.47%
American Express Credit Account Master Trust 2012-2 A	0.68%		3/15/2018	1,175	1,175,238
American Express Credit Account Master Trust 2012-5 A	0.59%		5/15/2018	891	891,241
American Express Credit Account Master Trust 2013-1 A	0.606%	#	2/16/2021	1,135	1,139,184
Bank of America Credit Card Trust 2014-A3 A	0.476%	#	1/15/2020	1,460	1,459,784
Capital One Multi-Asset Execution Trust 2014-A2	1.26%		1/15/2020	2,685	2,694,125
Capital One Multi-Asset Execution Trust 2015-A3	0.595%	#	3/15/2023	1,928	1,927,604
Chase Issuance Trust 2012-A8	0.54%		10/16/2017	2,575	2,575,470
Chase Issuance Trust 2013-A8	1.01%		10/15/2018	1,420	1,422,050
Citibank Credit Card Issuance Trust 2012-A1	0.55%		10/10/2017	1,459	1,459,069
Citibank Credit Card Issuance Trust 2013-A4	0.607%	#	7/24/2020	465	466,078
Citibank Credit Card Issuance Trust 2013-A6	1.32%		9/7/2018	1,575	1,583,349
Discover Card Execution Note Trust 2011-A4	0.536%	#	5/15/2019	550	551,116
Discover Card Execution Note Trust 2012-B3	0.636%	#	5/15/2018	1,285	1,284,756
Synchrony Credit Card Master Note Trust 2011-2 A	0.666%	#	5/15/2019	1,375	1,376,235
Synchrony Credit Card Master Note Trust 2012-6 A	1.36%		8/17/2020	2,170	2,169,603
World Financial Network Credit Card Master Trust 2013-B A	0.91%		3/16/2020	1,050	1,050,519
World Financial Network Credit Card Master Trust 2014-A	0.566%	#	12/15/2019	2,000	2,000,031
Total					25,225,452

Other 7.37%
AMAC CDO Funding I 2006-1A A1†	0.462%	#	11/23/2050	80	79,391
Avenue CLO VI Ltd. 2007-6A A2†	0.624%	#	7/17/2019	500	495,329
Avery Point IV CLO Ltd. 2014-1A A†	1.797%	#	4/25/2026	1,000	1,001,947
BlueMountain CLO Ltd. 2014-3A A1†	1.727%	#	10/15/2026	500	498,687
Carlyle Global Market Strategies 2015-2A A1†	1.744%	#	4/27/2027	1,300	1,296,026
Carlyle Global Market Strategies CLO Ltd. 2013-2A A1†	1.407%	#	4/18/2025	1,000	990,095

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Other (continued)
Cent CLO 2013-17A A1†	1.555%	#	1/30/2025	$1,800	$1,787,827
Cent CLO Ltd. 2013-19A A1A†	1.607%	#	10/29/2025	900	894,420
CIFC Funding II Ltd. 2014-2A A1L†	1.762%	#	5/24/2026	500	500,187
CNH Equipment Trust 2015-B A4	1.89%		4/15/2022	570	571,193
Fortress Credit BSL II Ltd. 2013-2A A1F†	1.757%	#	10/19/2025	525	525,552
Fortress Credit BSL Ltd. 2013-1A A†	1.433%	#	1/19/2025	1,000	983,077
Fraser Sullivan CLO II Ltd. 2006-2A A2†	0.581%	#	12/20/2020	309	308,366
Galaxy XVIII CLO Ltd. 2014-18A A†	1.733%	#	10/15/2026	500	498,453
Gleneagles CLO Ltd. 2005-1A B†	0.828%	#	11/1/2017	500	496,425
GMF Floorplan Owner Revolving Trust 2015-1 A1†	1.65%		5/15/2020	842	842,409
HLSS Servicer Advance Receivables Backed Notes 2013-T3 B3†	2.14%		5/15/2046	750	746,354
HLSS Servicer Advance Receivables Backed Notes 2013-T7 AT7†	1.981%		11/15/2046	1,650	1,641,919
HLSS Servicer Advance Receivables Trust 2012-T2 A2†	1.99%		10/15/2045	750	749,310
HLSS Servicer Advance Receivables Trust 2013-T1 A2†	1.495%		1/16/2046	1,660	1,658,585
Jackson Mill CLO Ltd. 2015-1A A†	1.763%	#	4/15/2027	1,300	1,301,131
JFIN CLO Ltd. 2007-1A A2†	0.497%	#	7/20/2021	354	351,413
JFIN Revolver CLO Ltd. 2013-1A A†	1.507%	#	1/20/2021	429	429,806
JFIN Revolver CLO Ltd. 2015-3A A1†	1.775%	#	4/20/2023	1,500	1,499,921
KKR Financial CLO Ltd. 2007-1A B†	1.024%	#	5/15/2021	750	735,761
Madison Park Funding IX Ltd. 2012-9AR B1R†	2.15%	#	8/15/2022	1,600	1,588,489
Marathon CLO IV Ltd. 2012-4A A1†	1.651%	#	5/20/2023	1,000	999,464
Oaktree CLO Ltd. 2014-2A A1A†	1.805%	#	10/20/2026	525	524,599
Octagon Investment Partners XIX Ltd. 2014-1A A†	1.773%	#	4/15/2026	500	500,986
OHA Loan Funding Ltd. 2015-1A A†	1.769%	#	2/15/2027	1,600	1,599,846
OZLM VII Ltd. 2014-7A A1B†	1.747%	#	7/17/2026	750	750,633
Shackleton CLO Ltd. 2014-5A A†	1.776%	#	5/7/2026	750	750,871
SLM Private Education Loan Trust 2010-A 2A†	3.436%	#	5/16/2044	1,358	1,423,124
SLM Private Education Loan Trust 2011-B A1†	1.036%	#	12/16/2024	1,563	1,566,845
SLM Private Education Loan Trust 2012-A A1†	1.586%	#	8/15/2025	925	932,882
SLM Private Education Loan Trust 2012-C A1†	1.286%	#	8/15/2023	1,006	1,009,239
SLM Private Education Loan Trust 2012-E A1†	0.936%	#	10/16/2023	1,671	1,675,008
SLM Private Education Loan Trust 2013-B A1†	0.836%	#	7/15/2022	488	489,169
SLM Student Loan Trust 2011-1 A1	0.707%	#	3/25/2026	684	686,703
Stone Tower CLO V Ltd. 2006-5A A2B†	0.606%	#	7/16/2020	1,500	1,472,953
Stone Tower CLO VI Ltd. 2007-6A A2B†	0.594%	#	4/17/2021	600	586,706

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Other (continued)
Treman Park CLO LLC 2015-1A A†	1.761%	#	4/20/2027	$750	$749,102
Venture XVII CLO Ltd. 2014-17A A†	1.755%	#	7/15/2026	850	847,869
Venture XVIII CLO Ltd. 2014-18A A†	1.703%	#	10/15/2026	500	498,007
Voya CLO Ltd. 2012-3AR AR†	1.615%	#	10/15/2022	700	700,000
Voya CLO Ltd. 2015-1A A1†	1.755%	#	4/18/2027	500	495,787
Westchester CLO Ltd. 2007-1A A1A†	0.503%	#	8/1/2022	499	495,387
Westgate Resorts LLC 2015-1A A†	2.75%		5/20/2027	223	222,833
Westgate Resorts LLC 2015-1A B†	3.50%		5/20/2027	223	222,618
Total					41,672,704
Total Asset-Backed Securities (cost $111,489,054)					111,558,960

CORPORATE BONDS 24.83%

Aerospace/Defense 0.46%
BAE Systems plc (United Kingdom)†(a)	3.50%		10/11/2016	500	513,992
Exelis, Inc.	4.25%		10/1/2016	2,000	2,064,652
Total					2,578,644

Auto Loans 0.32%
Ford Motor Credit Co. LLC	4.207%		4/15/2016	1,500	1,534,400
Ford Motor Credit Co. LLC	6.625%		8/15/2017	250	274,407
Total					1,808,807

Auto Parts & Equipment 0.50%
BorgWarner, Inc.	5.75%		11/1/2016	250	263,846
Continental Rubber of America Corp.†	4.50%		9/15/2019	2,500	2,572,475
Total					2,836,321

Automakers 0.09%
General Motors Co.	3.50%		10/2/2018	500	517,505

Banking 2.80%
Bank of America Corp.	5.25%		12/1/2015	400	407,000
Bank of America Corp.	5.70%		5/2/2017	808	862,420
Bank of America Corp.	6.05%		5/16/2016	250	259,654
Bank of America Corp.	7.80%		9/15/2016	123	132,059
Bank of America Corp.	10.20%		7/15/2015	3,000	3,006,969
Citigroup, Inc.	5.50%		2/15/2017	500	531,421
Fifth Third Bancorp	5.45%		1/15/2017	500	530,227
Goldman Sachs Group, Inc. (The)	2.282%	#	8/24/2016	250	252,781

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Banking (continued)
Goldman Sachs Group, Inc. (The)	5.625%		1/15/2017	$1,000	$1,059,307
Korea Development Bank (The) (South Korea)(a)	0.901%	#	1/22/2017	1,000	999,980
Lloyds Bank plc (United Kingdom)†(a)	9.875%		12/16/2021	1,000	1,108,250
PNC Funding Corp.	5.625%		2/1/2017	695	738,870
Regions Bank	7.50%		5/15/2018	500	574,665
Royal Bank of Scotland plc (The) (United Kingdom)(a)	4.375%		3/16/2016	500	511,132
Santander Holdings USA, Inc.	3.00%		9/24/2015	1,800	1,805,029
Santander Holdings USA, Inc.	4.625%		4/19/2016	250	256,283
Shinhan Bank (South Korea)†(a)	0.924%	#	4/8/2017	1,800	1,799,201
US Bank NA	2.282%	#	4/29/2020	1,000	1,002,165
Total					15,837,413

Brokerage 0.50%
Jefferies Group LLC	3.875%		11/9/2015	1,500	1,512,747
Jefferies Group LLC	5.50%		3/15/2016	1,000	1,023,599
Lazard Group LLC	6.85%		6/15/2017	250	273,231
Total					2,809,577

Building Materials 0.45%
Martin Marietta Materials, Inc.	1.382%	#	6/30/2017	2,250	2,241,675
Martin Marietta Materials, Inc.	6.60%		4/15/2018	250	280,014
Owens Corning	6.50%		12/1/2016	15	15,957
Total					2,537,646

Cable & Satellite Television 0.25%
Cox Communications, Inc.	5.50%		10/1/2015	150	151,699
Cox Communications, Inc.†	5.875%		12/1/2016	350	371,593
Cox Communications, Inc.†	9.375%		1/15/2019	250	305,443
Time Warner Cable, Inc.	8.75%		2/14/2019	500	594,296
Total					1,423,031

Chemicals 0.56%
Airgas, Inc.	2.95%		6/15/2016	2,000	2,027,202
Incitec Pivot Ltd. (Australia)†(a)	4.00%		12/7/2015	600	606,641
PetroLogistics LP/PetroLogistics Finance Corp.(b)	6.25%		4/1/2020	500	537,095
Total					3,170,938

Consumer/Commercial/Lease Financing 0.74%
Air Lease Corp.	5.625%		4/1/2017	1,000	1,062,500
Aviation Capital Group Corp.†	3.875%		9/27/2016	2,000	2,035,992

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Consumer/Commercial/Lease Financing (continued)
International Lease Finance Corp.†	7.125%		9/1/2018	$1,000	$1,117,500
Total					4,215,992

Electric: Distribution/Transportation 0.13%
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(a)	3.90%		5/1/2016	500	510,106
SteelRiver Transmission Co. LLC†	4.71%		6/30/2017	223	232,441
Total					742,547

Electronics 0.22%
Jabil Circuit, Inc.	7.75%		7/15/2016	500	525,000
KLA-Tencor Corp.	2.375%		11/1/2017	700	705,207
Total					1,230,207

Energy: Exploration & Production 1.06%
Anadarko Petroleum Corp.	5.95%		9/15/2016	1,000	1,055,221
Anadarko Petroleum Corp.	6.375%		9/15/2017	285	312,922
Continental Resources, Inc.	7.125%		4/1/2021	1,775	1,888,156
Continental Resources, Inc.	7.375%		10/1/2020	1,900	1,989,062
Devon Energy Corp.	6.30%		1/15/2019	500	565,276
Hrvatska Elektroprivreda (Croatia)†(a)	6.00%		11/9/2017	200	209,750
Total					6,020,387

Food: Wholesale 0.02%
H.J. Heinz Co.	4.25%		10/15/2020	135	137,869

Gas Distribution 3.29%
Colorado Interstate Gas Co. LLC	6.80%		11/15/2015	1,000	1,021,216
Copano Energy LLC/Copano Energy Finance Corp.	7.125%		4/1/2021	1,646	1,743,196
EnLink Midstream Partners LP/EnLink Midstream Finance Corp.	7.125%		6/1/2022	2,894	3,208,497
Florida Gas Transmission Co. LLC†	7.90%		5/15/2019	750	884,001
Gulfstream Natural Gas System LLC†	6.95%		6/1/2016	250	261,025
Hiland Partners LP/Hiland Partners Finance Corp.†	7.25%		10/1/2020	500	542,500
Kinder Morgan Energy Partners LP	4.10%		11/15/2015	2,500	2,526,227
Kinder Morgan Finance Co. LLC	5.70%		1/5/2016	500	511,128
Kinder Morgan, Inc.	7.00%		6/15/2017	250	271,991
Laclede Group, Inc. (The)	1.024%	#	8/15/2017	3,600	3,595,615
Magellan Midstream Partners LP	5.65%		10/15/2016	225	237,699
Northwest Pipeline LLC	7.00%		6/15/2016	150	158,817

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Gas Distribution (continued)
Regency Energy Partners LP/Regency Energy Finance Corp.	6.50%		7/15/2021	$1,000	$1,058,750
Spectra Energy Partners LP	2.95%		6/15/2016	2,000	2,028,560
Williams Partners LP/ACMP Finance Corp.	6.125%		7/15/2022	500	531,443
Total					18,580,665

Health Facilities 0.92%
Laboratory Corp. of America Holdings	3.125%		5/15/2016	1,500	1,525,161
Omega Healthcare Investors, Inc.	6.75%		10/15/2022	3,500	3,675,000
Total					5,200,161

Health Services 0.48%
Cardinal Health, Inc.	2.40%		11/15/2019	115	114,189
Express Scripts Holding Co.	2.65%		2/15/2017	250	254,578
Express Scripts Holding Co.	3.125%		5/15/2016	2,000	2,033,288
McKesson Corp.	7.50%		2/15/2019	250	294,633
Total					2,696,688

Hotels 0.56%
Host Hotels & Resorts LP	6.00%		11/1/2020	2,500	2,603,705
Hyatt Hotels Corp.†	6.875%		8/15/2019	500	577,403
Total					3,181,108

Insurance Brokerage 0.32%
Willis Group Holdings plc (United Kingdom)(a)	4.125%		3/15/2016	985	1,005,240
Willis North America, Inc.	6.20%		3/28/2017	750	803,354
Total					1,808,594

Integrated Energy 1.23%
CNPC General Capital Ltd. (China)†(a)	1.175%	#	5/14/2017	2,000	1,997,830
Petrobras Global Finance BV (Netherlands)(a)	2.643%	#	3/17/2017	3,000	2,954,100
Sinopec Group Overseas Development 2014 Ltd.†	1.051%	#	4/10/2017	2,000	1,998,404
Total					6,950,334

Investments & Miscellaneous Financial Services 0.35%
Kayne Anderson MLP Investment Co.	1.536%	#	8/19/2016	2,000	1,999,408

Life Insurance 0.23%
Symetra Financial Corp.†	6.125%		4/1/2016	932	959,916
Torchmark Corp.	6.375%		6/15/2016	305	319,648
Total					1,279,564

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2015

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value

Machinery 0.23%
Xylem, Inc.	3.55%		9/20/2016	$1,250	$1,282,681

Medical Products 0.13%
Zimmer Biomet Holdings, Inc.	2.00%		4/1/2018	750	750,766

Metals/Mining (Excluding Steel) 1.38%
Anglo American Capital plc (United Kingdom)†(a)	1.225%	#	4/15/2016	500	498,922
Barrick Gold Corp. (Canada)(a)	2.90%		5/30/2016	500	504,986
Barrick International Barbados Corp. (Barbados)†(a)	5.75%		10/15/2016	250	263,637
Glencore Canada Corp. (Canada)(a)	5.50%		6/15/2017	500	530,012
Glencore Finance Canada Ltd. (Canada)†(a)	3.60%		1/15/2017	750	770,104
Glencore Funding LLC†	1.445%	#	5/27/2016	3,200	3,209,190
Glencore Funding LLC†	1.635%	#	1/15/2019	500	499,910
Kinross Gold Corp. (Canada)(a)	3.625%		9/1/2016	1,500	1,504,465
Total					7,781,226

Multi-Line Insurance 0.05%
Kemper Corp.	6.00%		5/15/2017	250	266,689

Oil Field Equipment & Services 0.55%
Cameron International Corp.	1.40%		6/15/2017	375	372,726
National Oilwell Varco, Inc.	6.125%		8/15/2015	750	750,512
Noble Holding International Ltd.	3.45%		8/1/2015	2,000	2,002,068
Total					3,125,306

Oil Refining & Marketing 0.11%
Valero Energy Corp.	9.375%		3/15/2019	500	615,839

Personal & Household Products 0.27%
Avon Products, Inc.	3.125%		3/15/2016	1,500	1,503,750

Pharmaceuticals 1.44%
AbbVie, Inc.	1.80%		5/14/2018	500	498,876
Forest Laboratories LLC†	4.375%		2/1/2019	1,000	1,059,223
Mylan, Inc.	1.80%		6/24/2016	250	250,185
Mylan, Inc.†	7.875%		7/15/2020	3,004	3,129,363
Perrigo Co. plc (Ireland)(a)	1.30%		11/8/2016	1,500	1,494,144
Zoetis, Inc.	1.15%		2/1/2016	1,730	1,730,626
Total					8,162,417

Printing & Publishing 0.18%
Pearson Funding Two plc (United Kingdom)†(a)	4.00%		5/17/2016	1,000	1,023,736

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value

Property & Casualty Insurance 0.02%
Liberty Mutual Group, Inc.†	6.70%	8/15/2016	$107	$113,358

Real Estate Investment Trusts 2.00%
ARC Properties Operating Partnership LP	2.00%	2/6/2017	1,000	972,500
DDR Corp.	4.75%	4/15/2018	650	693,984
DDR Corp.	7.50%	7/15/2018	500	576,368
DDR Corp.	7.50%	4/1/2017	465	509,919
Duke Realty LP	5.50%	3/1/2016	465	477,337
HCP, Inc.	6.30%	9/15/2016	271	286,234
Health Care REIT, Inc.	4.125%	4/1/2019	400	423,739
Hospitality Properties Trust	6.30%	6/15/2016	500	510,504
Hospitality Properties Trust	6.70%	1/15/2018	987	1,071,134
Kilroy Realty LP	4.80%	7/15/2018	250	267,050
Mid-America Apartments LP	6.05%	9/1/2016	575	605,132
Reckson Operating Partnership LP	6.00%	3/31/2016	1,500	1,549,567
Regency Centers LP	5.25%	8/1/2015	1,000	1,003,241
Regency Centers LP	5.875%	6/15/2017	850	919,119
Senior Housing Properties Trust	3.25%	5/1/2019	500	500,809
SL Green Realty Corp.	5.00%	8/15/2018	500	535,697
UDR, Inc.	5.25%	1/15/2016	175	178,400
Ventas Realty LP	1.55%	9/26/2016	250	250,997
Total				11,331,731

Recreation & Travel 0.31%
Carnival Corp.	1.20%	2/5/2016	1,500	1,502,098
Carnival Corp.	3.95%	10/15/2020	225	236,514
Total				1,738,612

Restaurants 0.40%
Darden Restaurants, Inc.	6.45%	10/15/2017	1,500	1,665,085
Yum! Brands, Inc.	6.25%	4/15/2016	564	585,979
Total				2,251,064

Software/Services 0.36%
Dun & Bradstreet Corp. (The)	2.875%	11/15/2015	2,000	2,015,906

Support: Services 0.05%
Western Union Co. (The)	5.93%	10/1/2016	250	262,559

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value

Telecommunications: Wireline Integrated & Services 0.85%
AT&T, Inc.	2.40%	8/15/2016	$2,500	$2,535,085
AT&T, Inc.	2.95%	5/15/2016	1,000	1,016,912
Embarq Corp.	7.082%	6/1/2016	250	260,039
Orange SA (France)(a)	2.75%	9/14/2016	1,000	1,018,396
Total				4,830,432

Tobacco 0.18%
Altria Group, Inc.	9.70%	11/10/2018	398	495,565
RJ Reynolds Tobacco Co.	3.50%	8/4/2016	500	511,353
Total				1,006,918

Transportation Infrastructure 0.53%
Asciano Finance Ltd. (Australia)†(a)	3.125%	9/23/2015	3,000	3,012,363

Trucking & Delivery 0.31%
Con-way, Inc.	7.25%	1/15/2018	991	1,105,888
Penske Truck Leasing Co. LP/PTL Finance Corp.†	2.875%	7/17/2018	125	127,420
Ryder System, Inc.	2.55%	6/1/2019	500	501,327
Total				1,734,635
Total Corporate Bonds (cost $140,625,113)				140,373,394

FLOATING RATE LOANS(c) 5.94%

Advertising 0.33%
Nielsen Finance LLC Term Loan A	2.183%	4/30/2019	1,900	1,894,062

Aerospace/Defense 0.65%
Alliant Techsystems, Inc. Term Loan B	3.50%	11/1/2020	1,692	1,694,973
Delos Finance S.A.R.L. Term Loan (Luxembourg)(a)	3.50%	3/6/2021	2,000	1,999,500
Total				3,694,473

Air Transportation 0.37%
Delta Air Lines, Inc. 2014 Term Loan B2	2.435%	4/18/2016	2,115	2,113,908

Cable & Satellite Television 0.48%
Charter Communications Operating LLC
Term Loan E	3.00%	7/1/2020	1,724	1,707,720
CSC Holdings LLC Term Loan B	2.687%	4/17/2020	996	987,731
Total				2,695,451

Electronics 0.41%
Avago Technologies Cayman Ltd. Term Loan	3.75%	5/6/2021	2,303	2,309,485

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value

Food: Wholesale 0.13%
Aramark Corp. Term Loan E	3.25%	9/7/2019	$721	$721,386

Gaming 0.83%
Las Vegas Sands LLC Term Loan B	3.25%	12/19/2020	2,217	2,209,308
Seminole Tribe of Florida Initial Term Loan	3.00%	4/29/2020	2,458	2,460,250
Total				4,669,558

Media: Content 0.43%
AMC Networks, Inc. Term Loan A	1.934%	6/30/2017	2,438	2,416,172

Medical Products 0.47%
Becton, Dickinson & Co. Term Loan	1.435%	11/26/2021	700	699,563
Fresenius US Finance I, Inc. Tranche B Term Loan (Germany)(a)	2.282%	8/7/2019	1,592	1,596,377
Thermo Fisher Scientific, Inc. Committed Term Loan	1.646%	5/31/2016	338	337,431
Total				2,633,371

Pharmaceuticals 0.44%
Amgen, Inc. Term Loan	1.282%	9/18/2018	2,405	2,403,397
Warner Chilcott Corp. 3 Year Term Loan	1.687%	8/1/2016	104	103,449
Total				2,506,846

Technology Hardware & Equipment 0.09%
Dell International LLC Term Loan B2	4.00%	4/29/2020	525	525,937

Telecommunications: Wireless 0.65%
American Tower Corp. Term Loan A	1.44%	1/3/2019	2,625	2,612,964
DigitalGlobe, Inc. Term Loan	3.75%	1/31/2020	1,049	1,051,393
Total				3,664,357

Theaters & Entertainment 0.66%
Activision Blizzard, Inc. Term Loan	3.25%	10/12/2020	2,227	2,236,776
Kasima LLC Term Loan	3.25%	5/17/2021	1,488	1,486,993
Total				3,723,769
Total Floating Rate Loans (cost $33,642,142)				33,568,775

FOREIGN GOVERNMENT OBLIGATION(a) 0.03%

Brazil
Federal Republic of Brazil (cost $181,870)	8.00%	1/15/2018	167	181,000

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2015

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 2.07%
Federal Home Loan Mortgage Corp. 2012-K705 C†	4.303%	#	9/25/2044	$500	$520,290
Federal Home Loan Mortgage Corp. 2012-K706 B†	4.167%	#	11/25/2044	100	105,059
Federal Home Loan Mortgage Corp. 2012-K707 B†	4.019%	#	1/25/2047	27	28,183
Federal Home Loan Mortgage Corp. 2012-K708 C†	3.887%	#	2/25/2045	100	102,416
Federal Home Loan Mortgage Corp. 2012-K709 C†	3.872%	#	4/25/2045	1,007	1,034,674
Federal Home Loan Mortgage Corp. 2012-K710 B†	3.95%	#	6/25/2047	200	207,991
Federal Home Loan Mortgage Corp. 2012-K711 B†	3.684%	#	8/25/2045	303	314,633
Federal Home Loan Mortgage Corp. 2012-K711 C†	3.684%	#	8/25/2045	200	203,772
Federal Home Loan Mortgage Corp. 2013-K712 B†	3.484%	#	5/25/2045	100	102,029
Federal Home Loan Mortgage Corp. 2013-K713 B†	3.274%	#	4/25/2046	400	404,012
Federal Home Loan Mortgage Corp. 2014-K503 B†	3.079%	#	10/25/2047	415	418,869
Government National Mortgage Assoc. 2013-171 IO	1.139%	#	6/16/2054	19,382	1,647,089
Government National Mortgage Assoc. 2013-193 IO	1.096%	#	1/16/2055	1,933	161,137
Government National Mortgage Assoc. 2014-112 A	3.00%	#	1/16/2048	1,690	1,737,941
Government National Mortgage Assoc. 2014-15 IO	1.059%	#	8/16/2054	19,601	1,495,639
Government National Mortgage Assoc. 2014-70 A	2.50%		3/16/2049	135	136,019
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	191	192,318
Government National Mortgage Assoc. 2014-78 IO	0.933%	#	3/16/2056	1,150	80,428
Government National Mortgage Assoc. 2015-33 AS	2.90%	#	5/16/2054	587	597,675
Government National Mortgage Assoc. 2015-41 AD	2.90%	#	8/16/2055	578	588,573

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2015

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Government National Mortgage Assoc. 2015-73 AC	2.90%	#	2/16/2053	$1,598	$1,623,361
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $11,608,562)					11,702,108

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 4.60%
Federal Home Loan Mortgage Corp.	2.236%	#	12/1/2037	376	400,624
Federal Home Loan Mortgage Corp.	2.255%	#	2/1/2038	638	678,197
Federal Home Loan Mortgage Corp.	2.271%	#	4/1/2037	467	495,806
Federal Home Loan Mortgage Corp.	2.301%	#	10/1/2038	322	343,742
Federal Home Loan Mortgage Corp.	2.303%	#	12/1/2036	684	731,303
Federal Home Loan Mortgage Corp.	2.333%	#	5/1/2036	412	439,504
Federal Home Loan Mortgage Corp.	2.345%	#	10/1/2039	481	510,911
Federal Home Loan Mortgage Corp.	2.37%		10/1/2035	548	584,462
Federal Home Loan Mortgage Corp.	2.371%	#	6/1/2038	205	217,728
Federal Home Loan Mortgage Corp.	2.474%	#	9/1/2036	631	677,421
Federal Home Loan Mortgage Corp.	2.636%	#	12/1/2035	616	662,606
Federal Home Loan Mortgage Corp.	3.215%	#	6/1/2044	1,033	1,069,182
Federal Home Loan Mortgage Corp.	3.23%	#	12/1/2040	2,768	2,925,054
Federal Home Loan Mortgage Corp.	5.00%		5/1/2021	83	89,061
Federal National Mortgage Assoc.	2.023%	#	12/1/2035	586	622,353
Federal National Mortgage Assoc.	2.03%	#	2/1/2036	398	423,016
Federal National Mortgage Assoc.	2.128%	#	3/1/2039	354	376,092
Federal National Mortgage Assoc.	2.195%	#	11/1/2036	1,539	1,639,128
Federal National Mortgage Assoc.	2.214%	#	8/1/2037	433	460,525
Federal National Mortgage Assoc.	2.24%	#	1/1/2038	415	441,038
Federal National Mortgage Assoc.	2.244%	#	9/1/2038	283	301,622
Federal National Mortgage Assoc.	2.265%	#	8/1/2038	235	250,124
Federal National Mortgage Assoc.	2.358%	#	1/1/2038	351	375,117
Federal National Mortgage Assoc.	2.371%	#	11/1/2038	541	576,834
Federal National Mortgage Assoc.	2.395%	#	3/1/2038	245	262,830
Federal National Mortgage Assoc.	2.49%	#	12/1/2038	190	203,773
Federal National Mortgage Assoc.	3.366%	#	12/1/2040	1,316	1,399,197
Federal National Mortgage Assoc.	3.408%	#	12/1/2040	1,206	1,282,563
Federal National Mortgage Assoc.	3.458%	#	10/1/2040	1,349	1,430,337
Federal National Mortgage Assoc.	3.475%	#	11/1/2040	4,196	4,467,830
Federal National Mortgage Assoc.	5.50%		2/1/2034	711	801,806
Federal National Mortgage Assoc.	5.50%		11/1/2034	773	871,830
Total Government Sponsored Enterprises Pass-Throughs (cost $25,842,035)					26,011,616

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2015

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value

MUNICIPAL BONDS 0.32%

Nursing Home 0.26%
New Jersey Econ Dev Auth	1.096%		6/15/2016	$735	$731,060
New Jersey Econ Dev Auth	2.421%		6/15/2018	750	756,465
Total					1,487,525

Transportation Infrastructure 0.06%
New Jersey Transportation Trust Fund Auth	3.60%		12/15/2017	300	309,075
Total Municipal Bonds (cost $1,800,371)					1,796,600

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 24.02%
A10 Securitization LLC 2015-A A†	2.232%	#	5/15/2030	951	951,000
Americold LLC Trust 2010-ARTA A1†	3.847%		1/14/2029	888	925,356
Aventura Mall Trust 2013-AVM A†	3.743%	#	12/5/2032	3,521	3,716,676
BAMLL Commercial Mortgage Securities Trust 2014-IP B†	2.717%	#	6/15/2028	200	203,564
BAMLL Commercial Mortgage Securities Trust 2014-IP C†	2.808%	#	6/15/2028	340	342,961
BAMLL-DB Trust 2012-OSI A2FX†	3.352%		4/13/2029	449	459,430
Banc of America Commercial Mortgage Trust 2006-6 AM	5.39%		10/10/2045	2,171	2,274,322
Banc of America Commercial Mortgage Trust 2007-2 AM	5.623%	#	4/10/2049	500	527,388
Banc of America Commercial Mortgage Trust 2007-3 AMF	5.317%		6/10/2049	700	743,131
Banc of America Re-REMIC Trust 2009-UB2 A4B2†	5.743%	#	6/24/2049	1,759	1,868,014
Banc of America Re-REMIC Trust 2010-RC30 A5B†	5.334%		12/16/2043	125	129,844
BB-UBS Trust 2012-TFT A†	2.892%		6/5/2030	700	693,256
BBCMS Trust 2015-VFM A1†	2.466%		3/15/2036	314	310,158
BBCMS Trust 2015-VFM X IO†	0.51%	#	3/15/2036	56,784	1,754,806
Bear Stearns Commercial Mortgage Securities Trust 2007-PW16 AM	5.896%	#	6/11/2040	1,230	1,318,453
Bear Stearns Commercial Mortgage Securities Trust 2007-PW17 AM	5.915%	#	6/11/2050	1,150	1,244,045
Bear Stearns Deutsche Bank Trust 2005-AFR1 A2†	5.008%		9/15/2027	87	94,769
Boca Hotel Portfolio Trust 2013-BOCA D†	3.236%	#	8/15/2026	360	359,832
CD Commercial Mortgage Trust 2007-CD4 WFC3†	5.883%	#	12/11/2049	3,378	3,530,182
CDGJ Commercial Mortgage Trust 2014-BXCH B†	2.036%	#	12/15/2027	100	100,071

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2015

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CFCRE Commercial Mortgage Trust 2011-C2 AJ†	5.76%	#	12/15/2047	$133	$153,819
CG-CCRE Commercial Mortgage Trust 2014-FL1 A†	1.134%	#	6/15/2031	350	349,479
CG-CCRE Commercial Mortgage Trust 2014-FL1 XCP IO†	1.515%	#	6/15/2031	4,500	31,377
CGBAM Commercial Mortgage Trust 2015-SMRT B†	3.213%		4/10/2028	324	328,845
CGBAM Commercial Mortgage Trust 2015-SMRT C†	3.516%		4/10/2028	243	246,742
CGBAM Commercial Mortgage Trust 2015-SMRT F†	3.786%	#	4/10/2028	111	106,070
Citigroup Commercial Mortgage Trust 2007-C6 AM	5.711%	#	12/10/2049	3,562	3,777,246
Citigroup Commercial Mortgage Trust 2013-SMP C†	2.738%		1/12/2030	250	254,039
Citigroup Commercial Mortgage Trust 2013-SMP D†	3.008%	#	1/12/2030	750	759,326
Citigroup Commercial Mortgage Trust 2014-GC21 XA IO	1.317%	#	5/10/2047	4,441	373,582
Citigroup Commercial Mortgage Trust 2014-GC23 XB IO	4.175%	#	7/10/2047	3,784	75,489
Citigroup Commercial Mortgage Trust 2015-GC31 XA IO(d)	0.604%	#	6/10/2045	4,066	148,736
Citigroup Commercial Mortgage Trust 2015-SSHP B†	1.836%	#	9/15/2017	4,438	4,448,895
Citigroup Commercial Mortgage Trust 2015-SSHP C†	2.286%	#	9/15/2017	5,000	5,012,430
COBALT CMBS Commercial Mortgage Trust 2007-C2 AMFX	5.526%		4/15/2047	925	984,641
Commercial Mortgage Pass-Through Certificates 2010-C1 C†	5.855%	#	7/10/2046	100	113,568
Commercial Mortgage Pass-Through Certificates 2012-9W57 X IO†	1.399%	#	2/10/2029	8,000	157,560
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	388	382,725
Commercial Mortgage Pass-Through Certificates 2012-MVP B†	1.785%	#	11/17/2026	30	29,986
Commercial Mortgage Pass-Through Certificates 2013-GAM A2†	3.367%		2/10/2028	2,000	2,032,889
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	554	542,632

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2013-THL B†	1.784%	#	6/8/2030	$225	$224,852
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.465%	#	8/10/2047	1,725	129,366
Commercial Mortgage Pass-Through Certificates 2014-FL4 C†	2.136%	#	7/13/2031	750	745,883
Commercial Mortgage Pass-Through Certificates 2014-FL4 XCP IO†	0.224%	#	9/13/2015	1,566	1,913
Commercial Mortgage Pass-Through Certificates 2014-KYO A†	1.088%	#	6/11/2027	230	229,979
Commercial Mortgage Pass-Through Certificates 2014-LC17 XB IO†	0.041%	#	10/10/2047	58,568	375,069
Commercial Mortgage Pass-Through Certificates 2014-SAVA A†	1.336%	#	6/15/2034	344	343,212
Commercial Mortgage Pass-Through Certificates 2014-SAVA B†	1.936%	#	6/15/2034	375	374,668
Commercial Mortgage Pass-Through Certificates 2014-SAVA C†	2.586%	#	6/15/2034	375	375,376
Commercial Mortgage Pass-Through Certificates 2014-SAVA XCP IO†	3.208%	#	6/15/2034	6,033	197,774
Commercial Mortgage Pass-Through Certificates 2014-UBS5 XA IO	1.106%	#	9/10/2047	3,762	242,012
Commercial Mortgage Pass-Through Certificates 2015-CR23 CMC†	3.807%		5/10/2048	1,000	994,111
Commercial Mortgage Trust 2006-GG7 AM	5.819%	#	7/10/2038	975	1,010,842
Core Industrial Trust 2015-WEST XA IO†	0.935%	#	2/10/2037	2,882	220,545
Credit Suisse Commercial Mortgage Trust 2006-C4 AM	5.509%		9/15/2039	2,000	2,087,545
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA A†	5.384%		5/15/2023	50	53,318
Credit Suisse Mortgage Capital Certificates 2014-RS1 MRA†	0.508%	#	11/22/2046	871	819,159
Credit Suisse Mortgage Capital Certificates 2014-TIKI C†	1.986%	#	9/15/2038	465	461,450
Credit Suisse Mortgage Capital Certificates 2014-USA X1 IO†	0.697%	#	9/15/2037	20,000	905,664
Credit Suisse Mortgage Capital Certificates 2015-DEAL A†	1.506%	#	4/15/2029	152	151,535
Credit Suisse Mortgage Capital Certificates 2015-DEAL B†	2.036%	#	4/15/2029	378	376,883

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2015

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates 2015-TOWN A†	1.436%	#	3/15/2017	$1,000	$997,985
CSMC Trust 2014-TIKI 2014-TIKI B†	1.536%	#	9/15/2038	152	150,864
DBUBS Mortgage Trust 2011-LC1A A1†	3.742%		11/10/2046	1,172	1,184,863
DBUBS Mortgage Trust 2011-LC2A A1†	3.527%		7/10/2044	875	916,846
DBUBS Mortgage Trust 2011-LC2A A2†	3.386%		7/10/2044	655	666,774
DBUBS Mortgage Trust 2011-LC2A B†	4.998%		7/10/2044	100	110,244
DBUBS Mortgage Trust 2011-LC2A D†	5.458%	#	7/10/2044	300	314,382
DBUBS Mortgage Trust 2011-LC3A A3	4.638%		8/10/2044	500	527,170
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	383	386,483
DBWF Mortgage Trust 2015-LCM XA IO†	0.423%	#	6/10/2034	1,000	24,315
Extended Stay America Trust 2013-ESFL DFL†	3.325%	#	12/5/2031	17	17,388
Extended Stay America Trust 2013-ESH7 A17†	2.295%		12/5/2031	500	495,800
Extended Stay America Trust 2013-ESH7 A27†	2.958%		12/5/2031	1,260	1,266,985
Extended Stay America Trust 2013-ESH7 B7†	3.604%		12/5/2031	800	807,854
Extended Stay America Trust 2013-ESH7 C7†	3.902%		12/5/2031	500	506,329
Fosse Master Issuer plc 2012-1A 2B1 (United Kingdom)†(a)	2.225%	#	10/18/2054	350	351,278
Granite Master Issuer plc 2005-1 A4 (United Kingdom)(a)	0.387%	#	12/20/2054	261	259,495
Granite Master Issuer plc 2005-2 A6 (United Kingdom)(a)	0.447%	#	12/20/2054	139	138,698
Granite Master Issuer plc 2007-1 3A1 (United Kingdom)(a)	0.387%	#	12/20/2054	49	48,754
Granite Master Issuer plc 2007-2 3A1 (United Kingdom)(a)	0.365%	#	12/17/2054	456	453,647
Great Wolf Trust 2015-WOLF A†	1.637%	#	5/15/2034	151	151,755
Great Wolf Trust 2015-WOLF C†	2.687%	#	5/15/2034	151	152,604
GS Mortgage Securities Corp. II 2013-KING A†	2.706%		12/10/2027	261	265,280
GS Mortgage Securities Corp. II 2013-KING C†	3.435%	#	12/10/2027	2,250	2,294,685
GS Mortgage Securities Corp. Trust 2012-SHOP A†	2.933%		6/5/2031	241	247,871
GS Mortgage Securities Corp. Trust 2012-SHOP B†	3.311%		6/5/2031	408	420,728
GS Mortgage Securities Corp. Trust 2013-NYC5 D†	3.479%		1/10/2030	200	203,276
GS Mortgage Securities Corp. Trust 2014-NEW B†	3.79%		1/10/2031	130	133,023
GS Mortgage Securities Trust 2006-GG8 AM	5.591%		11/10/2039	440	460,986
GS Mortgage Securities Trust 2010-C1 D†	6.084%	#	8/10/2043	100	108,190
GS Mortgage Securities Trust 2013-G1 A1†	2.059%		4/10/2031	978	973,351
H/2 Asset Funding 2014-1 Ltd.	2.101%	#	3/19/2037	2,000	2,017,330
H/2 Asset Funding 2015-1A-AFL	1.837%	#	6/24/2049	754	754,000

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2015

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
H/2 Asset Funding 2015-1A-AFX	3.353%	#	6/24/2049	$377	$377,000
H/2 Asset Funding 2015-1A-BFX	3.993%	#	6/24/2049	369	369,000
HILT Mortgage Trust 2014-ORL B†	1.386%	#	7/15/2029	200	198,577
HILT Mortgage Trust 2014-ORL C†	1.786%	#	7/15/2029	750	741,366
HILT Mortgage Trust 2014-ORL XCP IO†	1.104%	#	7/15/2029	1,000	6,080
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	163	162,573
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB18 AM	5.466%		6/12/2047	2,500	2,640,094
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C1 A2†	4.608%		6/15/2043	500	527,694
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C2 B†	5.075%		11/15/2043	250	275,841
JPMorgan Chase Commercial Mortgage Securities Trust 2010-CNTR B†	5.023%		8/5/2032	2,000	2,225,126
JPMorgan Chase Commercial Mortgage Securities Trust 2010-CNTR C†	5.513%		8/5/2032	2,585	2,920,728
JPMorgan Chase Commercial Mortgage Securities Trust 2011-PLSD C†	5.143%		11/13/2028	100	104,188
JPMorgan Chase Commercial Mortgage Securities Trust 2014-BXH A†	1.086%	#	4/15/2027	400	399,938
JPMorgan Chase Commercial Mortgage Securities Trust 2014-BXH B†	1.436%	#	4/15/2027	250	249,782
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A2	3.046%		4/15/2047	223	231,131
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.432%	#	4/15/2047	1,974	104,025
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.439%	#	4/15/2047	1,000	26,113
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	2,546	2,639,793
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY B†	3.771%		6/10/2027	274	283,153
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY C†	3.931%	#	6/10/2027	191	192,873
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XA IO†	0.503%	#	6/10/2027	1,487	22,875
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XB IO†	0.16%	#	6/10/2027	661	2,105
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 C†	2.386%	#	12/15/2030	250	249,854

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2015

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 D†	3.286%	#	12/15/2030	$500	$497,902
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL5 C†	2.286%	#	7/15/2031	250	249,851
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL5 XCP IO†	0.657%	#	5/15/2016	103,946	180,607
JPMorgan Chase Commercial Mortgage Securities Trust 2014-INN A†	1.106%	#	6/15/2029	1,021	1,018,795
JPMorgan Chase Commercial Mortgage Securities Trust 2014-INN C†	1.886%	#	6/15/2029	150	149,396
JPMorgan Chase Commercial Mortgage Securities Trust 2014-INN XCP IO†	0.09%		12/15/2015	25,000	10,408
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C29 XA IO	0.966%	#	5/15/2048	3,000	161,138
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD A†	2.952%	#	11/14/2027	1,816	1,849,521
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD B†	2.952%	#	11/14/2027	156	157,521
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD MRC†	2.952%	#	11/14/2027	126	127,990
LB-UBS Commercial Mortgage Trust 2006-C4 AM	6.048%	#	6/15/2038	720	750,155
LB-UBS Commercial Mortgage Trust 2006-C6 AM	5.413%		9/15/2039	4,439	4,640,333
LB-UBS Commercial Mortgage Trust 2006-C7 AM	5.378%		11/15/2038	1,110	1,157,129
LMREC, Inc. 2015-CRE1 A†	1.937%	#	2/22/2032	655	657,636
LSTAR Commercial Mortgage Trust 2014-2 A1†	1.519%		1/20/2041	74	73,790
LSTAR Commercial Mortgage Trust 2014-2 XA IO†	1.033%	#	1/20/2041	1,772	56,033
LSTAR Commercial Mortgage Trust 2015-3 A2†	2.729%	#	4/20/2048	297	298,533
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 AM	5.204%		12/12/2049	500	524,717
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12 A2	3.001%		10/15/2046	40	41,398
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23 XA IO	0.772%	#	7/15/2050	10,000	494,105
Morgan Stanley Capital I Trust 2005-IQ9 B	4.86%		7/15/2056	450	461,513
Morgan Stanley Capital I Trust 2007-HQ12 AM	5.861%	#	4/12/2049	175	184,962
Morgan Stanley Capital I Trust 2007-IQ15 AM	5.908%	#	6/11/2049	813	865,853
Morgan Stanley Capital I Trust 2012-C4 XA IO†	2.802%	#	3/15/2045	25,601	2,344,929
Morgan Stanley Capital I Trust 2012-STAR A1†	2.084%		8/5/2034	755	748,201
Morgan Stanley Capital I Trust 2014-CPT XA IO†	0.089%	#	7/13/2029	100,000	692,840
Motel 6 Trust 2015-MTL6 A2†	2.605%		2/5/2030	911	909,671

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2015

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Motel 6 Trust 2015-MTL6 B†	3.298%		2/5/2030	$322	$322,076
Motel 6 Trust 2015-MTL6 C†	3.644%		2/5/2030	322	322,823
Motel 6 Trust 2015-MTL6 D†	4.532%		2/5/2030	250	250,447
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	212	210,966
Nationslink Funding Corp. Commercial Loan Pass-Through Certificate 1999-LTL1 C†	7.399%		1/22/2026	320	334,278
NorthStar Real Estate CDO Ltd. 2013 -1A†	2.037%	#	8/25/2029	1,292	1,305,594
NorthStar Real Estate CDO Ltd. 2013 -1B†	5.187%	#	8/25/2029	500	508,000
PFP III Ltd. 2014-1 AS†	1.836%	#	6/14/2031	1,000	999,815
PFP III Ltd. 2014-1 B†	2.524%	#	6/14/2031	1,000	1,001,655
PFP III Ltd. 2014-1 C†	3.074%	#	6/14/2031	2,000	1,997,145
Prima Capital CRE Securization	2.55%	#	8/26/2049	1,913	1,915,391
RAIT Trust 2014-FL2 B†	2.324%	#	5/13/2031	1,000	991,856
RBSCF Trust 2010-RR3 WBTB†	6.15%	#	2/16/2051	1,500	1,591,609
Resource Capital Corp. Ltd. 2014-CRE2 A†	1.236%	#	4/15/2032	250	249,062
Selkirk Ltd. 1 A†	1.329%		2/20/2041	321	320,192
TimberStar Trust 1 2006-1A A†	5.668%		10/15/2036	1,549	1,623,564
Vornado DP LLC Trust 2010-VNO A1†	2.97%		9/13/2028	574	593,378
Wachovia Bank Commercial Mortgage Trust 2005-C21 D	5.432%	#	10/15/2044	3,500	3,518,965
Wachovia Bank Commercial Mortgage Trust 2005-C22 AM	5.498%	#	12/15/2044	1,000	1,010,614
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%		7/15/2045	667	695,479
Wachovia Bank Commercial Mortgage Trust 2006-WL7A J†	0.785%	#	9/15/2021	236	224,404
Wachovia Bank Commercial Mortgage Trust 2007-C30 AM	5.383%		12/15/2043	166	174,067
Wachovia Bank Commercial Mortgage Trust 2007-C31 AM	5.591%		4/15/2047	2,075	2,203,532
Wells Fargo Commercial Mortgage Trust 2015-C27 XB IO	0.50%	#	2/15/2048	68,008	2,187,548
Wells Fargo Commercial Mortgage Trust 2015-C29 XA IO	0.782%	#	6/15/2048	2,500	134,863
Wells Fargo Commercial Mortgage Trust 2015-C29 XB IO	0.018%	#	6/15/2048	40,645	169,855
Wells Fargo Commercial Mortgage Trust 2015-LC20 XB IO	0.622%	#	4/15/2050	24,333	1,010,610
WF-RBS Commercial Mortgage Trust 2011-C4 A3†	4.394%		6/15/2044	25	26,845

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2015

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WF-RBS Commercial Mortgage Trust 2011-C5 A3	3.526%		11/15/2044	$1,000	$1,050,558
WF-RBS Commercial Mortgage Trust 2012-C7 A1	2.30%		6/15/2045	715	720,216
WF-RBS Commercial Mortgage Trust 2012-C8 A2	1.881%		8/15/2045	956	965,181
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.387%	#	5/15/2047	3,908	274,707
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.734%	#	5/15/2047	765	37,008
WF-RBS Commercial Mortgage Trust 2014-C21 XB IO	0.761%	#	8/15/2047	15,000	785,745
WF-RBS Commercial Mortgage Trust 2014-C22 XA IO	1.11%	#	9/15/2057	12,929	794,584
WF-RBS Commercial Mortgage Trust 2014-C22 XB IO	0.497%	#	9/15/2057	14,000	511,994
WF-RBS Commercial Mortgage Trust 2014-C23 XA IO	0.864%	#	10/15/2057	7,952	356,893
WF-RBS Commercial Mortgage Trust 2014-C23 XB IO	0.307%	#	10/15/2057	5,000	117,130
Total Non-Agency Commercial Mortgage-Backed Securities (cost $136,945,923)					135,751,208
Total Long-Term Investments (cost $462,135,070)					460,943,661

SHORT-TERM INVESTMENTS 16.56%

COMMERCIAL PAPER 1.01%

Food & Drug Retailers 0.53%
Tesco Treasury Services plc	Zero Coupon		8/18/2015	3,000	2,996,600

Gas Distribution 0.22%
Enable Midstream	Zero Coupon		8/10/2015	1,250	1,247,917

Telecommunications: Wireless 0.26%
Vodafone Group plc	Zero Coupon		4/11/2016	500	496,282
Vodafone Group plc	Zero Coupon		4/11/2016	1,000	992,564
Total					1,488,846
Total Commercial Paper (cost $5,733,473)					5,733,363

CORPORATE BONDS 12.84%

Auto Loans 0.18%
Ford Motor Credit Co. LLC	5.625%		9/15/2015	500	504,564

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value

Auto Loans (continued)
Hyundai Capital America†	1.625%	10/2/2015	$500	$500,642
Total				1,005,206

Banking 2.27%
Associated Banc-Corp.	5.125%	3/28/2016	2,120	2,183,861
Countrywide Financial Corp.	6.25%	5/15/2016	250	259,871
Fifth Third Bancorp	3.625%	1/25/2016	1,041	1,056,488
Goldman Sachs Group, Inc. (The)	5.35%	1/15/2016	3,000	3,071,790
JPMorgan Chase & Co.	5.15%	10/1/2015	2,750	2,775,624
PNC Funding Corp.	5.25%	11/15/2015	1,350	1,372,181
Royal Bank of Scotland Group plc (United Kingdom)(a)	2.55%	9/18/2015	750	752,135
Royal Bank of Scotland plc (The)
(United Kingdom)(a)	3.95%	9/21/2015	869	874,321
US Bancorp	3.442%	2/1/2016	250	253,350
Zions Bancorporation	5.50%	11/16/2015	250	253,039
Total				12,852,660

Beverages 0.82%
Beam Suntory, Inc.	5.375%	1/15/2016	2,961	3,033,435
Coca-Cola Enterprises, Inc.	2.125%	9/15/2015	1,620	1,624,785
Total				4,658,220

Brokerage 0.05%
Raymond James Financial, Inc.	4.25%	4/15/2016	250	256,297

Building Materials 0.21%
Mohawk Industries, Inc.	6.125%	1/15/2016	1,159	1,189,459

Cable & Satellite Television 0.29%
BSKYB Finance UK plc (United Kingdom)†(a)	5.625%	10/15/2015	600	607,348
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.	3.125%	2/15/2016	1,000	1,012,003
Total				1,619,351

Consumer/Commercial/Lease Financing 0.29%
Air Lease Corp.	4.50%	1/15/2016	1,600	1,625,000

Diversified Capital Goods 0.49%
Leucadia National Corp.	8.125%	9/15/2015	1,120	1,134,694
Pentair Finance SA (Luxembourg)(a)	1.35%	12/1/2015	1,639	1,641,365
Total				2,776,059

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2015

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value

Electric: Distribution/Transportation 0.22%
Pepco Holdings, Inc.	2.70%		10/1/2015	$1,250	$1,255,006

Electric: Integrated 0.84%
Duquesne Light Holdings, Inc.	5.50%		8/15/2015	2,000	2,009,504
Entergy Corp.	3.625%		9/15/2015	1,000	1,003,948
Jersey Central Power & Light Co.	5.625%		5/1/2016	561	579,706
LG&E and KU Energy LLC	2.125%		11/15/2015	500	501,894
Ohio Power Co.	6.00%		6/1/2016	400	418,370
Southwestern Electric Power Co.	4.90%		7/1/2015	250	250,000
Total					4,763,422

Electronics 0.31%
Avnet, Inc.	6.00%		9/1/2015	1,750	1,763,324

Energy: Exploration & Production 1.14%
Devon Energy Corp.	0.736%	#	12/15/2015	500	499,651
EQT Corp.	5.00%		10/1/2015	500	504,382
Marathon Oil Corp.	0.90%		11/1/2015	5,450	5,449,079
Total					6,453,112

Food & Drug Retailers 0.04%
Kroger Co. (The)	3.90%		10/1/2015	250	251,920

Food: Wholesale 0.27%
Bunge Ltd. Finance Corp.	4.10%		3/15/2016	250	254,929
ConAgra Foods, Inc.	1.35%		9/10/2015	250	250,127
Ingredion, Inc.	3.20%		11/1/2015	1,000	1,006,591
Total					1,511,647

Forestry/Paper 0.20%
Domtar Corp. (Canada)(a)	7.125%		8/15/2015	250	251,428
International Paper Co.	5.25%		4/1/2016	500	514,793
Plum Creek Timberlands LP	5.875%		11/15/2015	375	381,435
Total					1,147,656

Gas Distribution 1.01%
DCP Midstream LLC†	5.375%		10/15/2015	250	250,068
Enterprise Products Operating LLC	1.25%		8/13/2015	1,400	1,400,696
Florida Gas Transmission Co. LLC†	4.00%		7/15/2015	2,000	2,001,610
Gulfstream Natural Gas System LLC†	5.56%		11/1/2015	1,000	1,012,279
Sempra Energy	6.50%		6/1/2016	1,000	1,047,899
Total					5,712,552

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Insurance-Reinsurance 0.05%
Transatlantic Holdings, Inc.	5.75%	12/14/2015	$250	$254,769

Life Insurance 0.18%
UnumProvident Finance Co. plc (United Kingdom)†(a)	6.85%	11/15/2015	1,000	1,021,000

Media: Diversified 0.92%
21st Century Fox America, Inc.	7.60%	10/11/2015	2,000	2,038,276
Viacom, Inc.	6.25%	4/30/2016	3,000	3,132,381
Total				5,170,657

Medical Products 0.05%
Life Technologies Corp.	3.50%	1/15/2016	250	253,146

Metals/Mining (Excluding Steel) 0.22%
Teck Resources Ltd. (Canada)(a)	5.375%	10/1/2015	1,250	1,261,174

Oil Field Equipment & Services 0.03%
Weatherford International Ltd.	5.50%	2/15/2016	175	178,772

Oil Refining & Marketing 0.54%
Marathon Petroleum Corp.	3.50%	3/1/2016	3,000	3,051,150

Real Estate Investment Trusts 0.81%
BioMed Realty LP	3.85%	4/15/2016	250	254,748
DDR Corp.	9.625%	3/15/2016	250	263,789
Health Care REIT, Inc.	6.20%	6/1/2016	501	522,360
Kilroy Realty LP	5.00%	11/3/2015	2,000	2,023,228
Senior Housing Properties Trust	4.30%	1/15/2016	1,000	1,007,342
Ventas Realty LP/Ventas Capital Corp.	3.125%	11/30/2015	500	504,081
Total				4,575,548

Restaurants 0.14%
Yum! Brands, Inc.	4.25%	9/15/2015	800	804,446

Software/Services 0.18%
Computer Sciences Corp.	2.50%	9/15/2015	1,000	1,003,027

Support: Services 0.02%
Western Union Co. (The)	2.375%	12/10/2015	125	125,759

Technology Hardware & Equipment 0.62%
Hewlett-Packard Co.	2.125%	9/13/2015	500	501,677
Hewlett-Packard Co.	2.65%	6/1/2016	1,850	1,873,678

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2015

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Technology Hardware & Equipment (continued)
Pitney Bowes, Inc.	4.75%	1/15/2016	$250	$254,568
Xerox Corp.	6.40%	3/15/2016	500	518,697
Xerox Corp.	7.20%	4/1/2016	350	366,028
Total				3,514,648

Telecommunications: Wireline Integrated & Services 0.09%
Telefonica Emisiones SAU (Spain)(a)	3.992%	2/16/2016	500	508,673

Tobacco 0.27%
Altria Group, Inc.	4.125%	9/11/2015	1,000	1,005,685
Reynolds American, Inc.	1.05%	10/30/2015	500	498,324
Total				1,504,009

Trucking & Delivery 0.09%
Penske Truck Leasing Co. LP/PTL Finance Corp.†	2.50%	3/15/2016	500	503,582
Total Corporate Bonds (cost $72,596,506)				72,571,251

MUNICIPAL BOND 0.10%

Nursing Home
New Jersey Econ Dev Auth (cost $546,410)	Zero Coupon	2/15/2016	550	542,861

U.S. TREASURY OBLIGATION 2.61%
U.S. Treasury Note (cost $14,751,758)	2.125%	12/31/2015	14,615	14,758,870
Total Short-Term Investments (cost $93,628,147)				93,606,345
Total Investments in Securities 98.11% (cost $555,763,217)				554,550,006
Cash, Foreign Cash and Other Assets in Excess of Liabilities(e) 1.89%				10,674,300
Net Assets 100.00%				$565,224,306

IO	Interest Only.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2015.
(a)	Foreign security traded in U.S. dollars.
(b)	Security has been fully or partially segregated to cover margin requirements for open futures contracts as of June 30, 2015.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate in effect at June 30, 2015.
(d)	Security purchased on a when-issued basis (See note 2(i)).
(e)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2015

Open Forward Foreign Currency Exchange Contracts at June 30, 2015:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
Argentine peso	Buy	Bank of America	8/12/2015	148,000,000	$15,910,557	$16,035,886	$125,329
Argentine peso	Buy	Citibank	9/10/2015	262,500,000	28,041,876	28,062,211	20,335
Argentine peso	Buy	J.P. Morgan	7/13/2015	2,500,000	269,484	274,018	4,534
Argentine peso	Buy	J.P. Morgan	9/10/2015	8,600,000	914,942	919,371	4,429
Brazilian real	Buy	J.P. Morgan	9/10/2015	900,000	278,741	282,288	3,547
Brazilian real	Buy	J.P. Morgan	9/10/2015	16,125,000	4,924,266	5,057,660	133,394
Brazilian real	Buy	Morgan Stanley	8/12/2015	1,435,000	445,099	454,878	9,779
Indian rupee	Buy	Barclays Bank plc	8/12/2015	22,200,000	342,878	347,114	4,236
Indian rupee	Buy	Barclays Bank plc	8/12/2015	1,632,000,000	25,173,531	25,517,543	344,012
Indian rupee	Buy	J.P. Morgan	9/10/2015	1,005,000,000	15,430,677	15,639,589	208,912
Indian rupee	Buy	Morgan Stanley	9/10/2015	33,000,000	507,372	513,539	6,167
Indonesian rupiah	Buy	Bank of America	8/12/2015	3,000,000,000	221,739	222,659	920
Indonesian rupiah	Buy	J.P. Morgan	9/10/2015	3,000,000,000	220,264	221,152	888
Indonesian rupiah	Buy	J.P. Morgan	9/10/2015	365,800,000,000	26,843,766	26,965,795	122,029
Indonesian rupiah	Buy	Morgan Stanley	9/10/2015	3,825,000,000	279,383	281,969	2,586
Israeli new shekel	Buy	Deutsche Bank AG	7/27/2015	22,200,000	5,742,236	5,882,807	140,571
Philippine peso	Buy	Barclays Bank plc	9/10/2015	20,600,000	451,774	455,410	3,636
Philippine peso	Buy	Barclays Bank plc	9/10/2015	374,700,000	8,232,994	8,283,610	50,616
Polish zloty	Buy	Goldman Sachs	7/13/2015	30,700,000	8,112,032	8,162,688	50,656
Russian ruble	Buy	J.P. Morgan	9/10/2015	1,017,000,000	17,328,335	17,981,395	653,060
Russian ruble	Buy	UBS AG	7/13/2015	190,000,000	3,405,018	3,428,762	23,744
Russian ruble	Buy	UBS AG	8/12/2015	22,500,000	392,123	401,653	9,530
South African rand	Buy	Barclays Bank plc	9/10/2015	7,000,000	565,277	568,418	3,141
South African rand	Buy	Morgan Stanley	9/10/2015	30,000,000	2,344,612	2,436,077	91,465
Thai baht	Buy	Bank of America	9/10/2015	13,400,000	395,314	395,829	515
Thai baht	Buy	Bank of America	9/10/2015	550,000,000	16,164,585	16,246,725	82,140
Thai baht	Buy	Morgan Stanley	8/13/2015	313,000,000	9,249,409	9,253,998	4,589
Turkish lira	Buy	Deutsche Bank AG	7/13/2015	57,600,000	21,396,532	21,416,991	20,459
Turkish lira	Buy	Deutsche Bank AG	9/10/2015	11,000,000	3,906,941	4,022,556	115,615
Turkish lira	Buy	J.P. Morgan	8/12/2015	28,900,000	10,466,892	10,654,202	187,310
Turkish lira	Buy	Morgan Stanley	8/12/2015	915,000	337,002	337,322	320
Turkish lira	Buy	Morgan Stanley	8/12/2015	15,700,000	5,694,800	5,787,923	93,123
Turkish lira	Buy	Morgan Stanley	9/10/2015	1,100,000	392,312	402,256	9,944
Australian dollar	Sell	Deutsche Bank AG	8/12/2015	7,280,000	5,718,658	5,604,353	114,305
Australian dollar	Sell	Standard Charter Bank	8/12/2015	5,450,000	4,217,714	4,195,567	22,147
euro	Sell	J.P. Morgan	8/13/2015	6,250,000	7,035,223	6,971,705	63,518

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2015

Open Forward Foreign Currency Exchange Contracts at June 30, 2015 (continued):

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
Japanese yen	Sell	Barclays Bank plc	7/13/2015	665,600,000	$5,574,926	$5,439,270	$ 135,656
Malaysian ringgit	Sell	Morgan Stanley	7/27/2015	20,600,000	5,647,750	5,477,616	170,134
Peruvian Nuevo sol	Sell	Morgan Stanley	7/27/2015	35,800,000	11,279,143	11,221,044	58,099
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$3,095,390

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
Brazilian real	Buy	Bank of America	8/12/2015	85,400,000	$27,305,980	$27,070,762	$ (235,218)
Brazilian real	Buy	Morgan Stanley	8/12/2015	1,100,000	353,175	348,687	(4,488)
Chilean peso	Buy	Bank of America	7/13/2015	405,000,000	658,944	632,873	(26,071)
Chilean peso	Buy	Bank of America	8/12/2015	280,000,000	459,167	436,363	(22,804)
Chilean peso	Buy	Bank of America	8/12/2015	5,400,000,000	8,825,693	8,415,580	(410,113)
Chilean peso	Buy	Bank of America	9/10/2015	22,000,000,000	34,716,195	34,191,204	(524,991)
Chilean peso	Buy	Goldman Sachs	9/10/2015	400,000,000	$621,683	621,658	(25)
Chilean peso	Buy	Morgan Stanley	8/12/2015	3,265,000,000	5,242,201	5,088,309	(153,892)
Chilean peso	Buy	Morgan Stanley	9/10/2015	286,500,000	450,260	445,263	(4,997)
Colombian peso	Buy	Bank of America	8/12/2015	56,300,000,000	23,539,250	21,516,842	(2,022,408)
Colombian peso	Buy	Goldman Sachs	9/10/2015	25,675,000,000	9,888,311	9,780,772	(107,539)
euro	Buy	Morgan Stanley	8/13/2015	11,350,000	12,982,509	12,660,617	(321,892)
Hungarian forint	Buy	Barclays Bank plc	8/12/2015	691,000,000	2,553,904	2,440,194	(113,710)
Hungarian forint	Buy	Goldman Sachs	9/10/2015	1,120,000,000	3,994,302	3,953,757	(40,545)
Hungarian forint	Buy	J.P. Morgan	7/13/2015	2,560,000,000	9,145,647	9,045,723	(99,924)
Hungarian forint	Buy	J.P. Morgan	8/12/2015	5,180,000,000	19,146,219	18,292,630	(853,589)
Hungarian forint	Buy	Morgan Stanley	8/12/2015	158,000,000	575,327	557,960	(17,367)
Indian rupee	Buy	Barclays Bank plc	7/13/2015	37,000,000	584,564	581,197	(3,367)
Indonesian rupiah	Buy	Bank of America	8/12/2015	5,400,000,000	400,847	400,787	(60)
Indonesian rupiah	Buy	Barclays Bank plc	7/13/2015	10,500,000,000	788,685	784,981	(3,704)
Indonesian rupiah	Buy	J.P. Morgan	8/12/2015	276,000,000,000	20,658,683	20,484,655	(174,028)
Indonesian rupiah	Buy	Morgan Stanley	7/13/2015	6,700,000,000	506,647	500,893	(5,754)
Japanese yen	Buy	J.P. Morgan	7/13/2015	665,600,000	5,501,948	5,439,270	(62,678)
Mexican peso	Buy	Bank of America	9/10/2015	133,000,000	8,423,159	8,420,412	(2,747)
Mexican peso	Buy	Goldman Sachs	8/12/2015	5,250,000	344,914	333,055	(11,859)
Mexican peso	Buy	J.P. Morgan	7/13/2015	10,500,000	687,441	667,524	(19,917)
Mexican peso	Buy	J.P. Morgan	8/12/2015	413,000,000	27,105,785	26,200,355	(905,430)
Mexican peso	Buy	J.P. Morgan	8/12/2015	155,775,000	10,221,598	9,882,228	(339,370)

See Notes to Financial Statements.	43

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2015

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
Mexican peso	Buy	J.P. Morgan	9/10/2015	6,300,000	$399,918	$398,862	$ (1,056)
Mexican peso	Buy	J.P. Morgan	9/10/2015	3,500,000	225,292	221,590	(3,702)
Mexican peso	Buy	Morgan Stanley	7/13/2015	62,000,000	4,089,743	3,941,572	(148,171)
Philippine peso	Buy	Barclays Bank plc	7/13/2015	23,000,000	514,484	509,991	(4,493)
Philippine peso	Buy	Goldman Sachs	7/13/2015	311,800,000	7,022,567	6,913,708	(108,859)
Philippine peso	Buy	J.P. Morgan	8/12/2015	779,000,000	17,333,452	17,248,883	(84,569)
Polish zloty	Buy	Deutsche Bank AG	8/12/2015	1,050,000	288,516	278,953	(9,563)
Polish zloty	Buy	Deutsche Bank AG	8/12/2015	1,000,000	272,796	265,670	(7,126)
Polish zloty	Buy	Deutsche Bank AG	9/10/2015	1,675,000	445,657	444,654	(1,003)
Polish zloty	Buy	Goldman Sachs	8/12/2015	56,200,000	15,543,501	14,930,647	(612,854)
Polish zloty	Buy	Morgan Stanley	9/10/2015	15,500,000	4,151,977	4,114,708	(37,269)
Russian ruble	Buy	Barclays Bank plc	8/12/2015	26,700,000	517,071	476,628	(40,443)
Russian ruble	Buy	Barclays Bank plc	8/12/2015	375,000,000	7,164,692	6,694,209	(470,483)
Russian ruble	Buy	UBS AG	7/13/2015	46,600,000	848,816	840,949	(7,867)
South African rand	Buy	Deutsche Bank AG	7/13/2015	142,200,000	11,766,592	11,666,392	(100,200)
South African rand	Buy	Deutsche Bank AG	8/12/2015	4,800,000	392,044	391,761	(283)
South African rand	Buy	Goldman Sachs	8/12/2015	199,500,000	16,464,453	16,282,551	(181,902)
South Korean won	Buy	Bank of America	9/10/2015	14,835,000,000	13,287,058	13,226,798	(60,260)
South Korean won	Buy	Barclays Bank plc	7/13/2015	17,000,000,000	15,695,688	15,180,247	(515,441)
South Korean won	Buy	Barclays Bank plc	8/12/2015	5,878,000,000	5,271,560	5,243,790	(27,770)
South Korean won	Buy	Goldman Sachs	9/10/2015	379,200,000	338,803	338,092	(711)
South Korean won	Buy	J.P. Morgan	7/13/2015	2,200,000,000	2,009,334	1,964,503	(44,831)
South Korean won	Buy	J.P. Morgan	8/12/2015	15,650,000,000	14,477,604	13,961,434	(516,170)
South Korean won	Buy	J.P. Morgan	8/12/2015	441,000,000	400,556	393,418	(7,138)
South Korean won	Buy	J.P. Morgan	9/10/2015	377,600,000	337,776	336,666	(1,110)
Thai baht	Buy	Bank of America	7/13/2015	286,000,000	8,738,428	8,464,672	(273,756)
Thai baht	Buy	UBS AG	8/13/2015	11,670,000	345,195	345,029	(166)
Turkish lira	Buy	Morgan Stanley	8/12/2015	14,100,000	5,341,433	5,198,071	(143,362)
euro	Sell	Morgan Stanley	8/13/2015	5,100,000	5,688,202	5,688,912	(710)
Israeli new shekel	Sell	Barclays Bank plc	7/27/2015	22,200,000	5,651,156	5,882,807	(231,651)
Polish zloty	Sell	Deutsche Bank AG	7/13/2015	1,500,000	398,819	398,828	(9)
Singapore dollar	Sell	Morgan Stanley	9/10/2015	15,100,000	11,093,324	11,199,975	$ (106,651)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(10,238,066)

44	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2015

Open Futures Contracts at June 30, 2015:

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Appreciation
U.S. 10-Year Treasury Note	September 2015	76	Short	$(9,589,062)	$ 81,210

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Depreciation
U.S. 2-Year Treasury Note	September 2015	357	Short	$(78,160,688)	$(120,144)
U.S. 5-Year Treasury Note	September 2015	506	Short	(60,344,453)	(89,094)
Totals				$(138,505,141)	$(209,238)

Credit Default Swaps on Indexes—Sell Protection at June 30, 2015(1):

								Credit
								Default
								Swap
			Original	Current				Agreements
Referenced	Fund	Termination	Notional	Notional	Fair	Payments	Unrealized	Payable at
Index	Receives	Date	Amount	Amount	Value(2)	Upfront(3)	Appreciation(4)	Fair Value(5)
Markit CMBX. NA.AAA.2(6)	.07%	3/15/2049	$500,000	$442,293	$498,963	$11,645	$ 10,608	$1,037
Markit CMBX. NA.AAA.3(6)	.08%	12/13/2049	1,000,000	938,955	996,050	33,820	29,870	3,950
Markit CMBX. NA.AAA.2(7)	.07%	3/15/2049	500,000	442,293	498,962	13,386	12,348	1,038
Markit CMBX. NA.AAA.2(8)	.07%	3/15/2049	1,300,000	1,149,962	1,297,302	66,885	64,187	2,698
						$125,736	$117,013	$8,723

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received are presented net of amortization (See Note 2(n)).
(4)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $117,013. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(5)	Includes upfront payments received.
(6)	Swap Counterparty: Credit Suisse.
(7)	Swap Counterparty: Morgan Stanley.
(8)	Swap Counterparty: UBS AG.

Open Interest Rate Swap Contracts at June 30, 2015:

Periodic	Periodic
Payments	Payments
to be Made	to be Received	Termination	Notional	Fair	Unrealized
By The Fund	By The Fund	Date	Amount	Value	Depreciation
0.535%	3-Month LIBOR Index	8/23/2015	$23,000,000	$22,991,469	$ (8,531)
0.539%	3-Month LIBOR Index	1/10/2016	13,000,000	12,987,183	(12,817)
0.7825%	3-Month LIBOR Index	10/6/2016	23,000,000	22,948,524	(51,476)
Total					$(72,824)

See Notes to Financial Statements.	45

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2015

The following is a summary of the inputs used as of June 30, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$111,558,960	$–	$111,558,960
Corporate Bonds	–	212,944,645	–	212,944,645
Floating Rate Loans(4)
Advertising	–	–	1,894,062	1,894,062
Aerospace/Defense	–	3,694,473	–	3,694,473
Air Transportation	–	2,113,908	–	2,113,908
Cable & Satellite Television	–	2,695,451	–	2,695,451
Electronics	–	2,309,485	–	2,309,485
Food: Wholesale	–	721,386	–	721,386
Gaming	–	4,669,558	–	4,669,558
Media: Content	–	2,416,172	–	2,416,172
Medical Products	–	1,933,808	699,563	2,633,371
Pharmaceuticals	–	2,403,397	103,449	2,506,846
Technology Hardware & Equipment	–	525,937	–	525,937
Telecommunications: Wireless	–	3,664,357	–	3,664,357
Theaters & Entertainment	–	3,723,769	–	3,723,769
Foreign Government Obligation	–	181,000	–	181,000
Government Sponsored Enterprises
Collateralized Mortgage Obligations	–	11,702,108	–	11,702,108
Government Sponsored Enterprises
Pass-Throughs	–	26,011,616	–	26,011,616
Municipal Bonds	–	2,339,461	–	2,339,461
Non-Agency Commercial
Mortgage-Backed Securities(4)	–	134,251,208	1,500,000	135,751,208
Commercial Paper	–	5,733,363	–	5,733,363
U.S. Treasury Obligation	–	14,758,870	–	14,758,870
Total	$–	$550,352,932	$4,197,074	$554,550,006
Other Financial Instruments
Credit Default Swaps
Assets	$–	$–	$–	$–
Liabilities	–	(8,723)	–	(8,723)
Forward Foreign Currency Exchange Contracts
Assets	–	3,095,390	–	3,095,390
Liabilities	–	(10,238,066)	–	(10,238,066)
Futures Contracts
Assets	81,210	–	–	81,210
Liabilities	(209,238)	–	–	(209,238)
Interest Rate Swaps
Assets	–	–	–	–
Liabilities	–	(72,824)	–	(72,824)
Total	$(128,028)	$(7,224,223)	$–	$(7,352,251)

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended June 30, 2015.
(4)	Investments categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

46	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

EMERGING MARKETS CURRENCY FUND June 30, 2015

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

		Non-Agency
		Commercial
		Mortgage-
	Floating	Backed
Investment Type	Rate Loans	Securities
Balance as of January 1, 2015	$ 273,987	$ –
Accrued discounts/premiums	(692)	–
Realized gain (loss)	(1,272)	–
Change in unrealized appreciation/depreciation	(4,577)	–
Purchases	2,001,310	1,500,000
Sales	(1,520,473)	–
Net transfers in or out of Level 3	1,948,791	–
Balance as of June 30, 2015	$ 2,697,074	$1,500,000

See Notes to Financial Statements.	47

Schedule of Investments (unaudited)

EMERGING MARKETS LOCAL BOND FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
FOREIGN CORPORATE BONDS(a) 11.22%

Brazil 1.08%

Banks: Regional
Banco do Brasil SA	9.75%	7/18/2017	BRL	155	$46,862
Itau Unibanco Holding SA†	10.50%	11/23/2015	BRL	160	50,883
Total					97,745

Colombia 1.20%

Electric: Power
Empresas Publicas de Medellin ESP†	7.625%	9/10/2024	COP	290,000	108,031

Luxembourg 1.60%

Banks: Regional
Russian Agricultural Bank OJSC Via RSHB Capital SA†	8.625%	2/17/2017	RUB	3,300	56,256
Sberbank of Russia Via SB Capital SA	7.00%	1/31/2016	RUB	5,000	88,681
Total					144,937

Mexico 3.93%

Media 0.99%
Grupo Televisa SAB	8.49%	5/11/2037	MXN	1,400	89,409

Oil: Integrated International 2.00%
Petroleos Mexicanos†	7.65%	11/24/2021	MXN	2,750	180,593

Telecommunications 0.94%
America Movil SAB de CV	9.00%	1/15/2016	MXN	1,300	85,005
Total					355,007

South Africa 2.27%

Electric: Power 1.44%
Eskom Holdings SOC Ltd.	Zero Coupon	12/31/2018	ZAR	800	45,479
Eskom Holdings SOC Ltd.	9.25%	4/20/2018	ZAR	1,000	84,676
Total					130,155

Transportation: Miscellaneous 0.83%
Transnet SOC Ltd.	8.90%	11/14/2027	ZAR	1,000	75,104
Total					205,259

48	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS LOCAL BOND FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Turkey 1.14%

Banks: Regional
Akbank TAS†	7.50%	2/5/2018	TRY	305	$102,927
Total Foreign Corporate Bonds (cost $1,381,742)					1,013,906

FOREIGN GOVERNMENT OBLIGATIONS(a) 74.03%

Brazil 9.31%
Brazil Letras do Tesouro Nacional	Zero Coupon	1/1/2016	BRL	905	271,936
Brazil Letras do Tesouro Nacional	Zero Coupon	7/1/2018	BRL	1,690	376,076
Brazil Notas do Tesouro Nacional Series F	10.00%	1/1/2017	BRL	215	65,874
Brazil Notas do Tesouro Nacional Series F	10.00%	1/1/2021	BRL	440	127,661
Total					841,547

Colombia 7.60%
Colombian TES Series B	5.00%	11/21/2018	COP	430,000	163,681
Colombian TES Series B	6.00%	4/28/2028	COP	738,000	242,367
Colombian TES Series B	7.00%	5/4/2022	COP	405,000	157,344
Republic of Colombia	12.00%	10/22/2015	COP	316,000	123,782
Total					687,174

Hungary 4.04%
Hungary Government Bond	5.50%	12/22/2016	HUF	42,500	159,983
Hungary Government Bond	5.50%	12/20/2018	HUF	30,200	118,281
Hungary Government Bond	7.50%	11/12/2020	HUF	20,100	86,765
Total					365,029

Indonesia 7.66%
Indonesia Treasury Bond	7.00%	5/15/2022	IDR	2,260,000	158,356
Indonesia Treasury Bond	9.50%	7/15/2031	IDR	4,589,000	374,679
Indonesia Treasury Bond	10.00%	2/15/2028	IDR	1,900,000	159,559
Total					692,594

Malaysia 6.18%
Malaysia Government Bond	3.48%	3/15/2023	MYR	370	94,966
Malaysia Government Bond	3.844%	4/15/2033	MYR	225	56,269
Malaysia Government Bond	4.16%	7/15/2021	MYR	1,010	273,258
Malaysia Government Bond	4.378%	11/29/2019	MYR	490	134,058
Total					558,551

See Notes to Financial Statements.	49

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS LOCAL BOND FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Mexico 4.34%
Mexican Bonos	7.75%	5/29/2031	MXN	1,200	$85,308
Mexican Bonos	7.75%	11/13/2042	MXN	1,500	106,614
Mexican Bonos	8.00%	12/7/2023	MXN	1,700	122,439
Mexican Bonos	8.50%	5/31/2029	MXN	1,020	77,480
Total					391,841

Nigeria 1.20%
Nigeria Government Bond	13.05%	8/16/2016	NGN	21,900	108,746

Peru 0.44%
Peru Government Bond	6.85%	2/12/2042	PEN	132	39,332

Philippines 3.10%
Republic of Philippines	4.95%	1/15/2021	PHP	12,000	280,117

Poland 3.41%
Poland Government Bond	5.25%	10/25/2020	PLN	595	177,772
Poland Government Bond	5.75%	9/23/2022	PLN	418	130,014
Total					307,786

Romania 1.08%
Romania Government Bond	5.85%	4/26/2023	RON	350	97,965

Russia 4.49%
Russian Federal Bond - OFZ	7.50%	3/15/2018	RUB	14,430	242,723
Russian Federal Bond - OFZ	7.60%	4/14/2021	RUB	6,785	106,290
Russian Federal Bond - OFZ	8.15%	2/3/2027	RUB	3,735	56,446
Total					405,459

South Africa 7.89%
Republic of South Africa	6.25%	3/31/2036	ZAR	4,730	293,458
Republic of South Africa	7.25%	1/15/2020	ZAR	2,330	187,754
Republic of South Africa	10.50%	12/21/2026	ZAR	2,425	232,155
Total					713,367

Thailand 4.08%
Thailand Government Bond	3.58%	12/17/2027	THB	4,820	147,217
Thailand Government Bond	3.625%	6/16/2023	THB	3,825	119,212
Thailand Government Bond	3.65%	12/17/2021	THB	3,260	102,337
Total					368,766

50	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS LOCAL BOND FUND June 30, 2015

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Turkey 9.21%
Turkey Government Bond	7.10%	3/8/2023	TRY	838	$278,124
Turkey Government Bond	7.40%	2/5/2020	TRY	815	282,350
Turkey Government Bond	8.30%	6/20/2018	TRY	750	272,145
Total					832,619
Total Foreign Government Obligations (cost $7,747,066)					6,690,893
Total Investments in Securities 85.25% (cost $9,128,808)					7,704,799
Cash, Foreign Cash and Other Assets in Excess of Liabilities(b) 14.75%					1,333,462
Net Assets 100.00%					$9,038,261

BRL	Brazilian real.
COP	Colombian peso.
HUF	Hungarian forint.
IDR	Indonesian rupiah.
MXN	Mexican peso.
MYR	Malaysian ringgit.
NGN	Nigerian naira.
PEN	Peruvian nuevo sol.
PHP	Philippine peso.
PLN	Polish zloty.
RON	Romanian new leu.
RUB	Russian ruble.
THB	Thai baht.
TRY	Turkish lira.
ZAR	South African rand.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

See Notes to Financial Statements.	51

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS LOCAL BOND FUND June 30, 2015

Open Forward Foreign Currency Exchange Contracts at June 30, 2015:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Brazilian real	Buy	Morgan Stanley	7/2/2015	104,000	$31,484	$33,450	$ 1,966
Brazilian real	Buy	Morgan Stanley	9/21/2015	386,000	119,545	120,606	1,061
Indonesian rupiah	Buy	Morgan Stanley	9/21/2015	2,970,000,000	216,847	218,380	1,533
Israeli new shekel	Buy	Bank of America	7/27/2015	365,000	94,367	96,722	2,355
Malaysian ringgit	Buy	Morgan Stanley	7/6/2015	142,000	37,604	37,739	135
Malaysian ringgit	Buy	Morgan Stanley	9/21/2015	877,000	230,689	232,060	1,371
Romanian new leu	Buy	Deutsche Bank AG	7/6/2015	990,000	239,652	246,640	6,988
South African rand	Buy	Deutsche Bank AG	7/7/2015	163,000	13,353	13,387	34
South African rand	Buy	Morgan Stanley	7/7/2015	156,000	12,651	12,812	161
Thai baht	Buy	Bank of America	9/21/2015	125,000	3,679	3,691	12
Australian dollar	Sell	Standard Chartered Bank	9/21/2015	84,000	64,862	64,527	335
Australian dollar	Sell	UBS AG	9/21/2015	118,000	92,492	90,645	1,847
Brazilian real	Sell	Morgan Stanley	7/2/2015	173,000	56,381	55,643	738
Brazilian real	Sell	Morgan Stanley	9/21/2015	117,000	36,583	36,557	26
Colombian peso	Sell	Bank of America	9/21/2015	703,000,000	282,355	267,478	14,877
Colombian peso	Sell	Morgan Stanley	9/21/2015	141,500,000	55,125	53,838	1,287
euro	Sell	Deutsche Bank AG	9/21/2015	101,000	113,747	112,728	1,019
euro	Sell	Morgan Stanley	9/21/2015	81,000	92,199	90,405	1,794
Hungarian forint	Sell	Morgan Stanley	7/22/2015	5,080,000	18,108	17,946	162
Hungarian forint	Sell	Morgan Stanley	7/22/2015	15,700,000	55,884	55,464	420
Hungarian forint	Sell	Morgan Stanley	7/22/2015	7,000,000	25,124	24,729	395
Japanese yen	Sell	Morgan Stanley	7/13/2015	10,820,000	90,598	88,421	2,177
Malaysian ringgit	Sell	Morgan Stanley	7/6/2015	411,000	113,121	109,230	3,891
Malaysian ringgit	Sell	Morgan Stanley	7/6/2015	1,570,000	432,712	417,252	15,460
Peruvian Nuevo sol	Sell	Morgan Stanley	7/27/2015	546,000	172,023	171,137	886
Russian ruble	Sell	Citibank	7/1/2015	1,830,000	34,708	33,161	1,547
South African rand	Sell	Morgan Stanley	7/7/2015	653,000	54,055	53,629	426
South Korean won	Sell	Bank of America	7/6/2015	176,700,000	161,547	158,066	3,481
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$66,384

52	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS LOCAL BOND FUND June 30, 2015

Open Forward Foreign Currency Exchange Contracts at June 30, 2015 (continued):

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Chilean peso	Buy	Bank of America	7/6/2015	61,500,000	$99,002	$96,165	$(2,837)
Chilean peso	Buy	Morgan Stanley	7/6/2015	56,433,000	90,841	88,242	(2,599)
Chilean peso	Buy	Morgan Stanley	9/21/2015	121,000,000	188,350	187,857	(493)
Colombian peso	Buy	Bank of America	9/21/2015	276,500,000	107,902	105,203	(2,699)
euro	Buy	Morgan Stanley	9/21/2015	182,000	208,365	203,133	(5,232)
Hungarian forint	Buy	Morgan Stanley	7/22/2015	11,500,000	42,540	40,627	(1,913)
Hungarian forint	Buy	Morgan Stanley	7/22/2015	31,600,000	117,338	111,635	(5,703)
Indian rupee	Buy	Morgan Stanley	7/7/2015	11,600,000	183,800	182,275	(1,525)
Indonesian rupiah	Buy	UBS AG	9/21/2015	267,000,000	19,665	19,632	(33)
Japanese yen	Buy	Deutsche Bank AG	7/13/2015	10,820,000	89,443	88,421	(1,022)
Malaysian ringgit	Buy	Bank of America	7/6/2015	1,468,000	397,815	390,144	(7,671)
Malaysian ringgit	Buy	Goldman Sachs	7/6/2015	262,000	69,954	69,631	(323)
Malaysian ringgit	Buy	Morgan Stanley	9/21/2015	42,000	11,140	11,113	(27)
Malaysian ringgit	Buy	UBS AG	7/6/2015	109,000	29,588	28,968	(620)
Mexican peso	Buy	Bank of America	9/21/2015	210,000	13,529	13,285	(244)
Mexican peso	Buy	Bank of America	9/21/2015	2,680,000	173,868	169,548	(4,320)
Mexican peso	Buy	Morgan Stanley	9/21/2015	2,770,000	175,931	175,241	(690)
Peruvian Nuevo sol	Buy	Goldman Sachs	7/27/2015	303,000	95,790	94,971	(819)
Polish zloty	Buy	Citibank	9/21/2015	68,000	18,131	18,046	(85)
Polish zloty	Buy	Goldman Sachs	9/21/2015	1,700,000	473,077	451,147	(21,930)
Romanian new leu	Buy	Bank of America	7/6/2015	21,000	5,310	5,232	(78)
Russian ruble	Buy	UBS AG	7/1/2015	1,200,000	22,565	21,745	(820)
South African rand	Buy	Morgan Stanley	7/7/2015	480,000	39,821	39,421	(400)
South African rand	Buy	Morgan Stanley	7/7/2015	1,265,000	104,328	103,890	(438)
South African rand	Buy	Morgan Stanley	7/7/2015	125,000	10,560	10,266	(294)
South Korean won	Buy	Bank of America	7/6/2015	102,000,000	91,557	91,244	(313)
South Korean won	Buy	Morgan Stanley	7/6/2015	275,000,000	254,023	246,000	(8,023)
South Korean won	Buy	Morgan Stanley	9/21/2015	200,800,000	179,173	178,991	(182)
Thai baht	Buy	Bank of America	9/21/2015	6,675,000	198,112	197,115	(997)
Turkish lira	Buy	Deutsche Bank AG	9/21/2015	543,000	198,019	197,968	(51)
Turkish lira	Buy	Deutsche Bank AG	9/21/2015	25,000	9,188	9,115	(73)
Turkish lira	Buy	UBS AG	9/21/2015	40,000	14,610	14,583	(27)
Brazilian real	Sell	Morgan Stanley	7/2/2015	427,000	132,432	137,339	(4,907)
Hungarian forint	Sell	Goldman Sachs	7/22/2015	4,300,000	15,169	15,191	(22)
Indian rupee	Sell	Bank of America	7/7/2015	8,814,000	135,671	138,498	(2,827)
Indian rupee	Sell	Morgan Stanley	7/7/2015	2,786,000	43,440	43,778	(338)

See Notes to Financial Statements.	53

Schedule of Investments (unaudited)(concluded)

EMERGING MARKETS LOCAL BOND FUND June 30, 2015

Open Forward Foreign Currency Exchange Contracts at June 30, 2015 (continued):

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Israeli new shekel	Sell	Barclays Bank plc	7/27/2015	365,000	$92,913	$96,722	$ (3,809)
Philippine peso	Sell	Bank of America	9/21/2015	17,250,000	378,289	381,126	(2,837)
Polish zloty	Sell	Morgan Stanley	9/21/2015	47,000	12,455	12,473	(18)
Romanian new leu	Sell	Bank of America	7/6/2015	497,000	122,066	123,818	(1,752)
Russian ruble	Sell	Citibank	7/1/2015	3,450,000	57,072	62,517	(5,445)
Russian ruble	Sell	Citibank	9/21/2015	5,200,000	91,198	91,614	(416)
Singapore dollar	Sell	Morgan Stanley	9/21/2015	245,000	181,560	181,700	(140)
South African rand	Sell	Bank of America	7/7/2015	3,320,000	271,336	272,660	(1,324)
South African rand	Sell	Morgan Stanley	7/7/2015	256,000	20,954	21,024	(70)
Turkish lira	Sell	Bank of America	9/21/2015	435,000	153,579	158,593	(5,014)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(101,400)

The following is a summary of the inputs used as of June 30, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Foreign Corporate Bonds	$–	$1,013,906	$–	$1,013,906
Foreign Government Obligations	–	6,690,893	–	6,690,893
Total	$–	$7,704,799	$–	$7,704,799
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$66,384	$–	$66,384
Liabilities	–	(101,400)	–	(101,400)
Total	$–	$(35,016)	$–	$(35,016)

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended June 30, 2015.

54	See Notes to Financial Statements.

Schedule of Investments (unaudited)

MULTI-ASSET GLOBAL OPPORTUNITY FUND June 30, 2015

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 100.05%
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I(b)	1,722,317	$37,323
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I(c)	9,446,905	52,147
Lord Abbett Investment Trust-High Yield Fund-Class I(d)	6,252,330	47,330
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(e)	15,596,677	121,342
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(f)	1,225,802	32,214
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(g)	752,321	3,333
Total Investments in Underlying Funds (cost $299,908,698)		293,689
Liabilities in Excess of Cash and Other Assets(h) (0.05)%		(134)
Net Assets 100.00%		$293,555

(a)	Affiliated issuers (See Note 12).
(b)	Fund investment objective is total return.
(c)	Fund investment objective is to seek high total return.
(d)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek a high level of total return.
(f)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(g)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(h)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation/depreciation on credit default swaps, forward foreign currency exchange contracts and futures contracts as follows:

Centrally Cleared Credit Default Swaps on Indexes—Buy Protection at June 30, 2015(1):

			Original	Current		Upfront
Referenced	Fund	Termination	Notional	Notional	Market	Payments	Unrealized	Fair
Index	Pays	Date	Amount	Amount	Value(2)	Received(3)	Appreciation	Value(4)
Markit CDX. NA.HY.24(5)	5.00%	6/20/2020	$1,000,000	$990,000	$927,623	$(64,626)	$2,249	$(62,377)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received are presented net of amortization (See Note 2(n)).
(4)	Includes upfront payments received and unrealized appreciation/(depreciation).
(5)	Central Clearinghouse: Credit Suisse

See Notes to Financial Statements.	55

Schedule of Investments (unaudited)(continued)

MULTI-ASSET GLOBAL OPPORTUNITY FUND June 30, 2015

Open Forward Foreign Currency Exchange Contracts at June 30, 2015:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Indian rupee	Buy	Morgan Stanley	8/20/2015	23,100,000	$358,251	$360,705	$ 2,454
Australian dollar	Sell	Bank of America	8/27/2015	8,700,000	6,779,092	6,692,111	86,981
Canadian dollar	Sell	Bank of America	8/27/2015	3,866,000	3,143,348	3,092,962	50,386
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$139,821

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Brazilian real	Buy	Goldman Sachs	8/20/2015	3,260,000	$1,051,409	$1,030,319	$ (21,090)
Malaysian ringgit	Buy	Morgan Stanley	8/20/2015	5,300,000	1,476,118	1,406,376	(69,742)
South African rand	Buy	Morgan Stanley	8/20/2015	8,600,000	713,599	700,919	(12,680)
Thai baht	Buy	Citibank	8/20/2015	35,700,000	1,055,435	1,055,248	(187)
Turkish lira	Buy	Citibank	8/20/2015	2,800,000	1,059,952	1,029,924	(30,028)
British pound	Sell	Morgan Stanley	8/27/2015	3,528,000	5,468,351	5,541,182	(72,831)
euro	Sell	Bank of America	8/27/2015	5,827,000	6,436,504	6,501,193	(64,689)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(271,247)

Open Futures Contracts at June 30, 2015:

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Appreciation
U.S. 10-Year Treasury Note	September 2015	44	Short	$(5,551,563)	$47,016

56	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

MULTI-ASSET GLOBAL OPPORTUNITY FUND June 30, 2015

The following is a summary of the inputs used as of June 30, 2015 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Investments in Underlying Funds	$293,689	$–	$–	$293,689
Total	$293,689	$–	$–	$293,689
Other Financial Instruments
Credit Default Swaps
Assets	$–	$–	$–	$–
Liabilities	–	(62)	–	(62)
Forward Foreign Currency Exchange Contracts
Assets	–	140	–	140
Liabilities	–	(271)	–	(271)
Futures Contracts
Assets	47	–	–	47
Liabilities	–	–	–	–
Total	$47	$(193)	$–	$(146)

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment strategy of the Underlying Funds.
(3)	There were no level transfers during the period ended June 30, 2015.

See Notes to Financial Statements.	57

Statements of Assets and Liabilities (unaudited)

June 30, 2015

	Emerging Markets Corporate Debt Fund	Emerging Markets Currency Fund
ASSETS:
Investments in securities, at cost	$21,805,962	$555,763,217
Investments in securities, at fair value	$21,827,350	$554,550,006
Foreign cash, at value (cost $3,191 and $14,147, respectively)	3,177	13,931
Cash	583,401	10,271,662
Deposits with brokers for derivatives collateral	5,150	6,526,331
Receivables:
Interest and dividends	314,743	3,628,454
Capital shares sold	195,713	1,389,456
Investment securities sold	–	557,167
From advisor (See Note 3)	11,692	–
Variation margin for futures contracts	85	38,740
Variation margin for interest rate swaps	–	3,820
Unrealized appreciation on forward foreign currency exchange contracts	604	3,095,390
Prepaid expenses and other assets	69,352	82,967
Total assets	23,011,267	580,157,924
LIABILITIES:
Payables:
Investment securities purchased	580,863	2,628,481
Capital shares reacquired	22,232	187,331
Management fee	12,350	231,281
Directors’ fees	482	65,449
To affiliates (See Note 3)	–	48,083
12b-1 distribution plan	2,749	19,404
Fund administration	706	18,502
Unrealized depreciation on forward foreign currency exchange contracts	2,405	10,238,066
Credit default swap agreements payable, at fair value (including upfront payments received of $0 and $125,736)	–	8,723
Distributions payable	86,669	1,338,571
Accrued expenses	33,417	149,727
Total liabilities	741,873	14,933,618
NET ASSETS	$22,269,394	$565,224,306
COMPOSITION OF NET ASSETS:
Paid-in capital	$22,473,344	$641,081,194
Distributions in excess of net investment income	(25,440)	(8,338,697)
Accumulated net realized loss on investments, futures contracts, swaps and foreign currency related transactions	(193,587)	(59,076,901)
Net unrealized appreciation (depreciation) on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	15,077	(8,441,290)
Net Assets	$22,269,394	$565,224,306

58	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(continued)

June 30, 2015

	Emerging Markets Corporate Debt Fund	Emerging Markets Currency Fund
Net assets by class:
Class A Shares	$8,860,060	$25,913,129
Class B Shares	–	$268,558
Class C Shares	$647,895	$7,411,932
Class F Shares	$1,043,232	$15,266,680
Class I Shares	$11,467,444	$515,787,580
Class P Shares	–	$3,095
Class R2 Shares	$110,379	$99,229
Class R3 Shares	$110,384	$444,103
Class R4 Shares(1)	$10,000	$10,000
Class R5 Shares(1)	$10,000	$10,000
Class R6 Shares(1)	$10,000	$10,000
Outstanding shares by class:
Class A Shares (350 and 415 million shares of common stock authorized, $.001 par value)	591,851	4,685,235
Class B Shares (0 and 30 million shares of common stock authorized, $.001 par value)	–	48,334
Class C Shares (85 and 100 million shares of common stock authorized, $.001 par value)	43,284	1,332,396
Class F Shares (85 and 100 million shares of common stock authorized, $.001 par value)	69,681	2,762,035
Class I Shares (185 and 200 million shares of common stock authorized, $.001 par value)	765,941	93,437,275
Class P Shares (0 and 20 million shares of common stock authorized, $.001 par value)	–	560
Class R2 Shares (15 and 20 million shares of common stock authorized, $.001 par value)	7,374	17,907
Class R3 Shares (15 and 20 million shares of common stock authorized, $.001 par value)	7,374	80,498
Class R4 Shares (15 and 20 million shares of common stock authorized, $.001 par value)(1)	668	1,808
Class R5 Shares (15 and 20 million shares of common stock authorized, $.001 par value)(1)	668	1,812
Class R6 Shares (15 and 20 million shares of common stock authorized, $.001 par value)(1)	668	1,812
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$14.97	$5.53
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$15.31	$5.66
Class B Shares-Net asset value	–	$5.56
Class C Shares-Net asset value	$14.97	$5.56
Class F Shares-Net asset value	$14.97	$5.53
Class I Shares-Net asset value	$14.97	$5.52
Class P Shares-Net asset value	–	$5.53
Class R2 Shares-Net asset value	$14.97	$5.54
Class R3 Shares-Net asset value	$14.97	$5.52
Class R4 Shares-Net asset value(1)	$14.97	$5.53
Class R5 Shares-Net asset value(1)	$14.97	$5.52
Class R6 Shares-Net asset value(1)	$14.97	$5.52

(1)	Classes R4, R5 and R6 shares commenced at the close of business on June 30, 2015.

See Notes to Financial Statements.	59

Statements of Assets and Liabilities (unaudited)(continued)

June 30, 2015

	Emerging Markets Local Bond Fund	Multi-Asset Global Opportunity Fund
ASSETS:
Investments in securities, at cost	$9,128,808	$299,908,698
Investments in securities, at fair value	$7,704,799	$293,688,674
Foreign cash, at value (cost $35,932 and $0, respectively)	34,203	–
Cash	390,529	5,206
Deposits with brokers for derivatives collateral	–	112,684
Receivables:
Interest and dividends	163,414	2,064,887
Capital shares sold	74,703	3,131,731
Investment securities sold	871,175	–
From affiliates (See Note 3)	–	46,240
From advisor (See Note 3)	16,701	–
Variation margin	–	1,375
Unrealized appreciation on forward foreign currency exchange contracts	66,384	139,821
Prepaid expenses and other assets	89,693	78,631
Total assets	9,411,601	299,269,249
LIABILITIES:
Payables:
Investment securities purchased	177,331	2,064,312
Capital shares reacquired	5,216	682,069
Management fee	5,176	24,497
Directors’ fees	519	42,676
12b-1 distribution plan	1,840	90,332
Fund administration	296	–
Variation margin for centrally cleared credit default swap agreements	–	4,523
Unrealized depreciation on forward foreign currency exchange contracts	101,400	271,247
Distributions payable	23,639	2,437,257
Accrued expenses	57,923	97,254
Total liabilities	373,340	5,714,167
NET ASSETS	$9,038,261	$293,555,082
COMPOSITION OF NET ASSETS:
Paid-in capital	$11,500,265	$290,488,610
Distributions in excess of net investment income	(79,649)	(26,100)
Accumulated net realized gain (loss) on investments, futures contracts, swaps and foreign currency related transactions	(917,153)	9,394,946
Net unrealized depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	(1,465,202)	(6,302,374)
Net Assets	$9,038,261	$293,555,082

60	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(concluded)

June 30, 2015

	Emerging Markets Local Bond Fund	Multi-Asset Global Opportunity Fund
Net assets by class:
Class A Shares	$6,167,414	$176,262,966
Class B Shares	–	$3,894,008
Class C Shares	$506,949	$47,819,004
Class F Shares	$149,546	$13,561,960
Class I Shares	$2,010,068	$44,658,967
Class R2 Shares	$87,124	$165,975
Class R3 Shares	$87,169	$7,162,202
Class R4 Shares(1)	$9,997	$10,000
Class R5 Shares(1)	$9,997	$10,000
Class R6 Shares(1)	$9,997	$10,000
Outstanding shares by class:
Class A Shares (350 and 430 million shares of common stock authorized, $.001 par value)	534,879	14,736,111
Class B Shares (0 and 15 million shares of common stock authorized, $.001 par value)	–	356,952
Class C Shares (85 and 20 million shares of common stock authorized, $.001 par value)	43,977	4,384,131
Class F Shares (85 and 20 million shares of common stock authorized, $.001 par value)	12,975	1,133,510
Class I Shares (185 and 15 million shares of common stock authorized, $.001 par value)	174,386	3,709,918
Class R2 Shares (15 and 20 million shares of common stock authorized, $.001 par value)	7,559	13,614
Class R3 Shares (15 and 20 million shares of common stock authorized, $.001 par value)	7,563	595,439
Class R4 Shares (15 and 20 million shares of common stock authorized, $.001 par value)(1)	867	836
Class R5 Shares (15 and 20 million shares of common stock authorized, $.001 par value)(1)	867	830.57
Class R6 Shares (15 and 20 million shares of common stock authorized, $.001 par value)(1)	867	830.57
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$11.53	$11.96
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$11.80	$12.24
Class B Shares-Net asset value	–	$10.91
Class C Shares-Net asset value	$11.53	$10.91
Class F Shares-Net asset value	$11.53	$11.96
Class I Shares-Net asset value	$11.53	$12.04
Class R2 Shares-Net asset value	$11.53	$12.19
Class R3 Shares-Net asset value	$11.53	$12.03
Class R4 Shares-Net asset value(1)	$11.53	$11.96
Class R5 Shares-Net asset value(1)	$11.53	$12.04
Class R6 Shares-Net asset value(1)	$11.53	$12.04

(1)	Classes R4, R5 and R6 shares commenced at the close of business on June 30, 2015.

See Notes to Financial Statements.	61

Statements of Operations (unaudited)

For the Six Months Ended June 30, 2015

	Emerging Markets Corporate Debt Fund	Emerging Markets Currency Fund
Investment income:
Interest and other (net of foreign withholding taxes of $206 and $152, respectively)	$402,297	$4,833,438
Total investment income	402,297	4,833,438
Expenses:
Management fee	52,964	1,228,158
12b-1 distribution plan-Class A	7,357	27,946
12b-1 distribution plan-Class B	–	1,558
12b-1 distribution plan-Class C	2,638	33,297
12b-1 distribution plan-Class F	175	9,030
12b-1 distribution plan-Class P	–	7
12b-1 distribution plan-Class R2	325	323
12b-1 distribution plan-Class R3	271	1,192
Shareholder servicing	5,024	82,108
Professional	24,964	46,256
Reports to shareholders	2,012	31,084
Fund administration	3,027	98,253
Custody	3,318	26,370
Directors’ fees	206	6,839
Registration	25,411	42,301
Subsidy (See Note 3)	–	267,300
Other	4,601	13,803
Gross expenses	132,293	1,915,825
Expense reductions (See Note 9)	(7)	(29)
Fees waived and expenses reimbursed (See Note 3)	(57,802)	–
Net expenses	74,484	1,915,796
Net investment income	327,813	2,917,642
Net realized and unrealized gain (loss):
Net realized loss on investments	(54,921)	(238,387)
Net realized gain (loss) on futures contracts, swaps and foreign currency related transactions	11,190	(17,617,389)
Net change in unrealized appreciation/depreciation on investments	50,516	40,127
Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	(11,429)	3,453,273
Net realized and unrealized loss	(4,644)	(14,362,376)
Net Increase (Decrease) in Net Assets Resulting From Operations	$323,169	$(11,444,734)

62	See Notes to Financial Statements.

Statements of Operations (unaudited)(concluded)

For the Six Months Ended June 30, 2015

	Emerging Markets Local Bond Fund	Multi-Asset Global Opportunity Fund
Investment income:
Dividends received from Underlying Funds	$–	$4,910,652
Interest and other (net of foreign withholding taxes of $6,238 and $0, respectively)	293,187	–
Total investment income	293,187	4,910,652
Expenses:
Management fee	32,126	361,870
12b-1 distribution plan-Class A	6,361	214,540
12b-1 distribution plan-Class B	–	21,280
12b-1 distribution plan-Class C	1,923	237,809
12b-1 distribution plan-Class F	83	6,783
12b-1 distribution plan-Class R2	268	453
12b-1 distribution plan-Class R3	223	16,708
Shareholder servicing	3,931	198,672
Professional	29,112	18,859
Reports to shareholders	1,607	27,337
Fund administration	1,836	–
Custody	16,698	4,871
Directors’ fees	151	4,511
Registration	34,091	45,006
Other	3,647	8,239
Gross expenses	132,057	1,166,938
Expense reductions (See Note 9)	(4)	(124)
Expenses assumed by Underlying Funds (See Note 3)	–	(307,371)
Fees waived and expenses reimbursed (See Note 3)	(84,676)	(217,122)
Net expenses	47,377	642,321
Net investment income	245,810	4,268,331
Net realized and unrealized gain (loss):
Net realized gain on investments	62,021	2,824,057 *
Net realized gain (loss) on futures contracts, swaps and foreign currency related transactions	(908,575)	365,192
Net change in unrealized appreciation/depreciation on investments	84,541	(5,222,705)
Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	(31,404)	(297,439)
Net realized and unrealized loss	(793,417)	(2,330,895)
Net Increase (Decrease) in Net Assets Resulting From Operations	$(547,607)	$1,937,436

*	Includes net realized gain from affiliated issuers of $2,814,094 (See Note 12).

See Notes to Financial Statements.	63

Statements of Changes in Net Assets

	Emerging Markets Corporate Debt Fund
INCREASE IN NET ASSETS	For the Six Months Ended June 30, 2015 (unaudited)	For the Year Ended December 31, 2014
Operations:
Net investment income	$327,813	$512,729
Net realized gain (loss) on investments, futures contracts and foreign currency related transactions	(43,731)	215,565
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	39,087	(4,258)
Net increase in net assets resulting from operations	323,169	724,036
Distributions to shareholders from:
Net investment income
Class A	(169,208)	(290,290)
Class C	(10,939)	(8,105)
Class F	(7,973)	(5,982)
Class I	(160,389)	(247,517)
Class R2	(2,605)	(5,155)
Class R3	(2,605)	(5,156)
Net realized gain
Class A	–	(177,357)
Class C	–	(12,293)
Class F	–	(4,485)
Class I	–	(134,951)
Class R2	–	(2,812)
Class R3	–	(2,812)
Total distributions to shareholders	(353,719)	(896,915)
Capital share transactions (See Note 14):
Net proceeds from sales of shares	9,521,660	2,088,631
Reinvestment of distributions	347,049	893,013
Cost of shares reacquired	(303,878)	(106,258)
Net increase in net assets resulting from capital share transactions	9,564,831	2,875,386
Net increase in net assets	9,534,281	2,702,507
NET ASSETS:
Beginning of period	$12,735,113	$10,032,606
End of period	$22,269,394	$12,735,113
Undistributed (distributions in excess of) net investment income	$(25,440)	$466

64	See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	Emerging Markets Currency Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2015 (unaudited)	For the Year Ended December 31, 2014
Operations:
Net investment income	$2,917,642	$4,967,860
Net realized loss on investments, futures contracts, swaps and foreign currency related transactions	(17,855,776)	(14,944,860)
Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	3,493,400	(10,110,938)
Net decrease in net assets resulting from operations	(11,444,734)	(20,087,938)
Distributions to shareholders from:
Net investment income
Class A	(380,200)	(1,026,089)
Class B	(3,005)	(8,560)
Class C	(87,708)	(253,506)
Class F	(254,527)	(803,895)
Class I	(6,270,077)	(10,115,674)
Class P	(38)	(132)
Class R2	(1,245)	(3,721)
Class R3	(5,927)	(11,411)
Total distributions to shareholders	(7,002,727)	(12,222,988)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	215,720,705	284,556,555
Reinvestment of distributions	6,927,203	11,865,469
Cost of shares reacquired	(19,135,388)	(282,053,273)
Net increase in net assets resulting from capital share transactions	203,512,520	14,368,751
Net increase (decrease) in net assets	185,065,059	(17,942,175)
NET ASSETS:
Beginning of period	$380,159,247	$398,101,422
End of period	$565,224,306	$380,159,247
Distributions in excess of net investment income	$(8,338,697)	$(4,253,612)

See Notes to Financial Statements.	65

Statements of Changes in Net Assets (continued)

	Emerging Markets Local Bond Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2015 (unaudited)	For the Year Ended December 31, 2014
Operations:
Net investment income	$245,810	$490,121
Net realized loss on investments and foreign currency related transactions	(846,554)	(56,048)
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	53,137	(1,262,702)
Net decrease in net assets resulting from operations	(547,607)	(828,629)
Distributions to shareholders from:
Net investment income
Class A	(190,453)	(363,782)
Class C	(10,992)	(16,383)
Class F	(5,060)	(8,351)
Class I	(63,924)	(142,124)
Class R2	(2,771)	(6,159)
Class R3	(2,773)	(6,161)
Total distributions to shareholders	(275,973)	(542,960)
Capital share transactions (See Note 14):
Net proceeds from sales of shares	590,529	6,527,526
Reinvestment of distributions	270,272	537,354
Cost of shares reacquired	(2,234,229)	(2,235,218)
Net increase (decrease) in net assets resulting from capital share transactions	(1,373,428)	4,829,662
Net increase (decrease) in net assets	(2,197,008)	3,458,073
NET ASSETS:
Beginning of period	$11,235,269	$7,777,196
End of period	$9,038,261	$11,235,269
Distributions in excess of net investment income	$(79,649)	$(49,486)

66	See Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	Multi-Asset Global Opportunity Fund
	For the Six Months	For the
INCREASE IN NET ASSETS	Ended June 30, 2015 (unaudited)	Year Ended December 31, 2014
Operations:
Net investment income	$4,268,331	$7,905,129
Capital gains distributions received from Underlying Funds	–	11,679,211
Net realized gain on investments, futures contracts, swaps and foreign currency related transactions	3,189,249	5,606,730
Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	(5,520,144)	(21,522,875)
Net increase in net assets resulting from operations	1,937,436	3,668,195
Distributions to shareholders from:
Net investment income
Class A	(2,586,225)	(6,346,799)
Class B	(50,812)	(172,458)
Class C	(608,472)	(1,572,470)
Class F	(213,044)	(445,433)
Class I	(712,213)	(1,654,538)
Class R2	(2,128)	(3,790)
Class R3	(97,958)	(234,768)
Net realized gain
Class A	–	(3,184,965)
Class B	–	(98,129)
Class C	–	(956,209)
Class F	–	(245,239)
Class I	–	(809,109)
Class R2	–	(2,138)
Class R3	–	(126,282)
Total distributions to shareholders	(4,270,852)	(15,852,327)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	40,906,121	98,802,401
Reinvestment of distributions	3,948,777	14,827,692
Cost of shares reacquired	(29,409,554)	(49,403,463)
Net increase in net assets resulting from capital share transactions	15,445,344	64,226,630
Net increase in net assets	13,111,928	52,042,498
NET ASSETS:
Beginning of period	$280,443,154	$228,400,656
End of period	$293,555,082	$280,443,154
Distributions in excess of net investment income	$(26,100)	$(23,579)

See Notes to Financial Statements.	67

Financial Highlights

EMERGING MARKETS CORPORATE DEBT FUND

	Class A Shares
	Six Months
	Ended		Year	12/6/2013(a)
	6/30/2015		Ended	to
	(unaudited)		12/31/2014	12/31/2013
Per Share Operating Performance
Net asset value, beginning of period	$14.85		$14.97	$15.00
Investment operations:
Net investment income(b)	.32		.66	.02
Net realized and unrealized gain (loss)	.14		.34	(.02)
Total from investment operations	.46		1.00	–
Distributions to shareholders from:
Net investment income	(.34)		(.72)	(.03)
Net realized gain	–		(.40)	–
Total distributions	(.34)		(1.12)	(.03)
Net asset value, end of period	$14.97		$14.85	$14.97
Total Return(c)	3.12	%(d)	6.76%	(.04	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.52	%(d)	1.05%	1.05	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.52	%(d)	1.05%	1.05	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.90	%(d)	2.62%	5.26	%(e)
Net investment income	2.11	%(d)	4.27%	1.84	%(e)

Supplemental Data:
Net assets, end of period (000)	$8,860		$6,745	$4,835
Portfolio turnover rate	97.10	%(d)	293.26%	4.14	%(d)

(a)	Commencement of operations was 12/6/2013, SEC effective date was 10/28/2013 and date shares first became available to the public was 1/2/2014.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

68	See Notes to Financial Statements.

Financial Highlights (continued)

EMERGING MARKETS CORPORATE DEBT FUND

	Class C Shares
	Six Months
	Ended		Year	12/6/2013(a)
	6/30/2015		Ended	to
	(unaudited)		12/31/2014	12/31/2013
Per Share Operating Performance
Net asset value, beginning of period	$14.85		$14.97	$15.00
Investment operations:
Net investment income(b)	.26		.52	.01
Net realized and unrealized gain (loss)	.15		.36	(.02)
Total from investment operations	.41		.88	(.01)
Distributions to shareholders from:
Net investment income	(.29)		(.60)	(.02)
Net realized gain	–		(.40)	–
Total distributions	(.29)		(1.00)	(.02)
Net asset value, end of period	$14.97		$14.85	$14.97
Total Return(c)	2.75	%(d)	5.90%	(.09	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.88	%(d)	1.81%	1.86	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.88	%(d)	1.81%	1.86	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.27	%(d)	3.27%	6.07	%(e)
Net investment income	1.75	%(d)	3.34%	1.03	%(e)
Supplemental Data:
Net assets, end of period (000)	$648		$473	$100
Portfolio turnover rate	97.10	%(d)	293.26%	4.14	%(d)

(a)	Commencement of operations was 12/6/2013, SEC effective date was 10/28/2013 and date shares first became available to the public was 1/2/2014.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.	69

Financial Highlights (continued)

EMERGING MARKETS CORPORATE DEBT FUND

	Class F Shares
	Six Months
	Ended		Year	12/6/2013(a)
	6/30/2015		Ended	to
	(unaudited)		12/31/2014	12/31/2013
Per Share Operating Performance
Net asset value, beginning of period	$14.85		$14.97	$15.00
Investment operations:
Net investment income(b)	.31		.67	.02
Net realized and unrealized gain (loss)	.16		.35	(.02)
Total from investment operations	.47		1.02	–
Distributions to shareholders from:
Net investment income	(.35)		(.74)	(.03)
Net realized gain	–		(.40)	–
Total distributions	(.35)		(1.14)	(.03)
Net asset value, end of period	$14.97		$14.85	$14.97
Total Return(c)	3.16	%(d)	6.86%	(.04	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.46	%(d)	.94%	.95	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.46	%(d)	.94%	.95	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.78	%(d)	2.49%	5.15	%(e)
Net investment income	2.05	%(d)	4.36%	1.94	%(e)
Supplemental Data:
Net assets, end of period (000)	$1,043		$170	$100
Portfolio turnover rate	97.10	%(d)	293.26%	4.14	%(d)

(a)	Commencement of operations was 12/6/2013, SEC effective date was 10/28/2013 and date shares first became available to the public was 1/2/2014.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

70	See Notes to Financial Statements.

Financial Highlights (continued)

EMERGING MARKETS CORPORATE DEBT FUND

	Class I Shares
	Six Months
	Ended		Year	12/6/2013(a)
	6/30/2015		Ended	to
	(unaudited)		12/31/2014	12/31/2013
Per Share Operating Performance
Net asset value, beginning of period	$14.85		$14.97	$15.00
Investment operations:
Net investment income(b)	.33		.69	.02
Net realized and unrealized gain (loss)	.15		.34	(.02)
Total from investment operations	.48		1.03	–
Distributions to shareholders from:
Net investment income	(.36)		(.75)	(.03)
Net realized gain	–		(.40)	–
Total distributions	(.36)		(1.15)	(.03)
Net asset value, end of period	$14.97		$14.85	$14.97
Total Return(c)	3.23	%(d)	6.97%	(.03	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.42	%(d)	.85%	.85	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.42	%(d)	.85%	.85	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.78	%(d)	2.43%	5.06	%(e)
Net investment income	2.21	%(d)	4.47%	2.03	%(e)
Supplemental Data:
Net assets, end of period (000)	$11,467		$5,134	$4,798
Portfolio turnover rate	97.10	%(d)	293.26%	4.14	%(d)

(a)	Commencement of operations was 12/6/2013, SEC effective date was 10/28/2013 and date shares first became available to the public was 1/2/2014.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.	71

Financial Highlights (continued)

EMERGING MARKETS CORPORATE DEBT FUND

	Class R2 Shares
	Six Months
	Ended		Year	12/6/2013(a)
	6/30/2015		Ended	to
	(unaudited)		12/31/2014	12/31/2013
Per Share Operating Performance
Net asset value, beginning of period	$14.85		$14.97	$15.00
Investment operations:
Net investment income(b)	.33		.69	.02
Net realized and unrealized gain (loss)	.15		.34	(.02)
Total from investment operations	.48		1.03	–
Distributions to shareholders from:
Net investment income	(.36)		(.75)	(.03)
Net realized gain	–		(.40)	–
Total distributions	(.36)		(1.15)	(.03)
Net asset value, end of period	$14.97		$14.85	$14.97
Total Return(c)	3.23	%(d)	6.97%	(.03	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.42	%(d)	.85%	.85	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.42	%(d)	.85%	.85	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.11	%(d)	3.03%	5.06	%(e)
Net investment income	2.21	%(d)	4.47%	2.03	%(e)
Supplemental Data:
Net assets, end of period (000)	$110		$107	$100
Portfolio turnover rate	97.10	%(d)	293.26%	4.14	%(d)

(a)	Commencement of operations was 12/6/2013, SEC effective date was 10/28/2013 and date shares first became available to the public was 1/2/2014.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

72	See Notes to Financial Statements.

Financial Highlights (concluded)

EMERGING MARKETS CORPORATE DEBT FUND

	Class R3 Shares
	Six Months
	Ended		Year	12/6/2013(a)
	6/30/2015		Ended	to
	(unaudited)		12/31/2014	12/31/2013
Per Share Operating Performance
Net asset value, beginning of period	$14.85		$14.97	$15.00
Investment operations:
Net investment income(b)	.33		.69	.02
Net realized and unrealized gain (loss)	.15		.34	(.02)
Total from investment operations	.48		1.03	–
Distributions to shareholders from:
Net investment income	(.36)		(.75)	(.03)
Net realized gain	–		(.40)	–
Total distributions	(.36)		(1.15)	(.03)
Net asset value, end of period	$14.97		$14.85	$14.97
Total Return(c)	3.23	%(d)	6.97%	(.03	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.42	%(d)	.85%	.85	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.42	%(d)	.85%	.85	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.06	%(d)	2.93%	5.07	%(e)
Net investment income	2.22	%(d)	4.47%	2.05	%(e)

Supplemental Data:
Net assets, end of period (000)	$110		$107	$100
Portfolio turnover rate	97.10	%(d)	293.26%	4.14	%(d)

(a)	Commencement of operations was 12/6/2013, SEC effective date was 10/28/2013 and date shares first became available to the public was 1/2/2014.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.	73

Financial Highlights

EMERGING MARKETS CURRENCY FUND

	Class A Shares
	Six Months
	Ended
	6/30/2015		Year Ended 12/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$5.76		$6.25	$6.63	$6.15	$6.74	$6.70
Investment operations:
Net investment income(a)	.03		.06	.06	.07	.08	.11
Net realized and unrealized gain (loss)	(.18)		(.40)	(.27)	.58	(.46)	.27
Total from investment operations	(.15)		(.34)	(.21)	.65	(.38)	.38
Distributions to shareholders from:
Net investment income	(.08)		(.15)	(.10)	(.15)	(.18)	(.20)
Net realized gain	–		–	–	–	(.03)	(.14)
Return of capital	–		–	(.07)	(.02)	–	–
Total distributions	(.08)		(.15)	(.17)	(.17)	(.21)	(.34)
Net asset value, end of period	$5.53		$5.76	$6.25	$6.63	$6.15	$6.74
Total Return(b)	(2.69	)%(c)	(5.49)%	(3.21)%	10.69%	(5.87)%	5.79%
Ratios to Average Net Assets:
Expenses, including expense reductions	.47	%(c)	.98%	.99%	1.01%	1.02%	1.17%
Expenses, excluding expense reductions	.47	%(c)	.98%	.99%	1.01%	1.02%	1.17%
Net investment income	.52	%(c)	.93%	.97%	1.02%	1.18%	1.68%

Supplemental Data:
Net assets, end of period (000)	$25,913		$30,554	$47,961	$73,947	$80,034	$98,279
Portfolio turnover rate	26.01	%(c)	113.20%	105.11%	141.92%	130.30%	113.50%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

74	See Notes to Financial Statements.

Financial Highlights (continued)

EMERGING MARKETS CURRENCY FUND

	Class B Shares
	Six Months
	Ended
	6/30/2015		Year Ended 12/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$5.79		$6.28	$6.66	$6.18	$6.77	$6.73
Investment operations:
Net investment income(a)	.01		.01	.01	.02	.03	.07
Net realized and unrealized gain (loss)	(.19)		(.39)	(.27)	.58	(.46)	.26
Total from investment operations	(.18)		(.38)	(.26)	.60	(.43)	.33
Distributions to shareholders from:
Net investment income	(.05)		(.11)	(.07)	(.10)	(.13)	(.15)
Net realized gain	–		–	–	–	(.03)	(.14)
Return of capital	–		–	(.05)	(.02)	–	–
Total distributions	(.05)		(.11)	(.12)	(.12)	(.16)	(.29)
Net asset value, end of period	$5.56		$5.79	$6.28	$6.66	$6.18	$6.77
Total Return(b)	(3.05	)%(c)	(6.20)%	(3.95)%	9.79%	(6.55)%	5.10%
Ratios to Average Net Assets:
Expenses, including expense reductions	.87	%(c)	1.78%	1.79%	1.80%	1.80%	1.83%
Expenses, excluding expense reductions	.87	%(c)	1.78%	1.79%	1.80%	1.80%	1.83%
Net investment income	.12	%(c)	.13%	.18%	.24%	.44%	1.05%

Supplemental Data:
Net assets, end of period (000)	$269		$350	$696	$1,219	$1,674	$2,693
Portfolio turnover rate	26.01	%(c)	113.20%	105.11%	141.92%	130.30%	113.50%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	75

Financial Highlights (continued)

EMERGING MARKETS CURRENCY FUND

	Class C Shares
	Six Months
	Ended
	6/30/2015		Year Ended 12/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$5.79		$6.29	$6.67	$6.19	$6.78	$6.74
Investment operations:
Net investment income(a)	.01		.02	.02	.02	.03	.07
Net realized and unrealized gain (loss)	(.18)		(.40)	(.27)	.59	(.46)	.26
Total from investment operations	(.17)		(.38)	(.25)	.61	(.43)	.33
Distributions to shareholders from:
Net investment income	(.06)		(.12)	(.07)	(.11)	(.13)	(.15)
Net realized gain	–		–	–	–	(.03)	(.14)
Return of capital	–		–	(.06)	(.02)	–	–
Total distributions	(.06)		(.12)	(.13)	(.13)	(.16)	(.29)
Net asset value, end of period	$5.56		$5.79	$6.29	$6.67	$6.19	$6.78
Total Return(b)	(2.96	)%(c)	(6.19)%	(3.78)%	9.91%	(6.44)%	5.09%
Ratios to Average Net Assets:
Expenses, including expense reductions	.78	%(c)	1.61%	1.62%	1.68%	1.69%	1.82%
Expenses, excluding expense reductions	.78	%(c)	1.61%	1.62%	1.68%	1.69%	1.82%
Net investment income	.22	%(c)	.31%	.34%	.37%	.51%	1.02%

Supplemental Data:
Net assets, end of period (000)	$7,412		$9,675	$17,378	$28,543	$36,551	$34,232
Portfolio turnover rate	26.01	%(c)	113.20%	105.11%	141.92%	130.30%	113.50%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

76	See Notes to Financial Statements.

Financial Highlights (continued)

EMERGING MARKETS CURRENCY FUND

	Class F Shares
	Six Months
	Ended
	6/30/2015		Year Ended 12/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$5.76		$6.25	$6.62	$6.15	$6.74	$6.69
Investment operations:
Net investment income(a)	.03		.06	.07	.07	.09	.13
Net realized and unrealized gain (loss)	(.18)		(.39)	(.27)	.58	(.47)	.27
Total from investment operations	(.15)		(.33)	(.20)	.65	(.38)	.40
Distributions to shareholders from:
Net investment income	(.08)		(.16)	(.09)	(.16)	(.18)	(.21)
Net realized gain	–		–	–	–	(.03)	(.14)
Return of capital	–		–	(.08)	(.02)	–	–
Total distributions	(.08)		(.16)	(.17)	(.18)	(.21)	(.35)
Net asset value, end of period	$5.53		$5.76	$6.25	$6.62	$6.15	$6.74
Total Return(b)	(2.64	)%(c)	(5.40)%	(2.97)%	10.63%	(5.77)%	6.20%
Ratios to Average Net Assets:
Expenses, including expense reductions	.43	%(c)	.88%	.89%	.91%	.91%	.92%
Expenses, excluding expense reductions	.43	%(c)	.88%	.89%	.91%	.91%	.92%
Net investment income	.57	%(c)	1.03%	1.06%	1.12%	1.27%	1.88%

Supplemental Data:
Net assets, end of period (000)	$15,267		$21,550	$36,181	$71,622	$76,795	$61,059
Portfolio turnover rate	26.01	%(c)	113.20%	105.11%	141.92%	130.30%	113.50%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	77

Financial Highlights (continued)

EMERGING MARKETS CURRENCY FUND

	Class I Shares
	Six Months
	Ended
	6/30/2015		Year Ended 12/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$5.75		$6.24	$6.61	$6.14	$6.73	$6.69
Investment operations:
Net investment income(a)	.03		.07	.08	.08	.09	.13
Net realized and unrealized gain (loss)	(.18)		(.39)	(.27)	.57	(.46)	.27
Total from investment operations	(.15)		(.32)	(.19)	.65	(.37)	.40
Distributions to shareholders from:
Net investment income	(.08)		(.17)	(.10)	(.16)	(.19)	(.22)
Net realized gain	–		–	–	–	(.03)	(.14)
Return of capital	–		–	(.08)	(.02)	–	–
Total distributions	(.08)		(.17)	(.18)	(.18)	(.22)	(.36)
Net asset value, end of period	$5.52		$5.75	$6.24	$6.61	$6.14	$6.73
Total Return(b)	(2.60	)%(c)	(5.32)%	(2.88)%	10.75%	(5.68)%	6.17%
Ratios to Average Net Assets:
Expenses, including expense reductions	.37	%(c)	.78%	.80%	.80%	.81%	.83%
Expenses, excluding expense reductions	.37	%(c)	.78%	.80%	.80%	.81%	.83%
Net investment income	.60	%(c)	1.12%	1.18%	1.21%	1.40%	2.00%

Supplemental Data:
Net assets, end of period (000)	$515,788		$317,393	$295,136	$271,710	$119,329	$79,092
Portfolio turnover rate	26.01	%(c)	113.20%	105.11%	141.92%	130.30%	113.50%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

78	See Notes to Financial Statements.

Financial Highlights (continued)

EMERGING MARKETS CURRENCY FUND

	Class P Shares
	Six Months
	Ended
	6/30/2015		Year Ended 12/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$5.76		$6.25	$6.62	$6.14	$6.74	$6.69
Investment operations:
Net investment income(a)	.02		.04	.05	.05	.07	.11
Net realized and unrealized gain (loss)	(.18)		(.39)	(.26)	.59	(.48)	.27
Total from investment operations	(.16)		(.35)	(.21)	.64	(.41)	.38
Distributions to shareholders from:
Net investment income	(.07)		(.14)	(.09)	(.14)	(.16)	(.19)
Net realized gain	–		–	–	–	(.03)	(.14)
Return of capital	–		–	(.07)	(.02)	–	–
Total distributions	(.07)		(.14)	(.16)	(.16)	(.19)	(.33)
Net asset value, end of period	$5.53		$5.76	$6.25	$6.62	$6.14	$6.74
Total Return(b)	(2.80	)%(c)	(5.68)%	(3.26)%	10.27%	(6.07)%	5.87%
Ratios to Average Net Assets:
Expenses, including expense reductions	.54	%(c)	1.17%	1.22%	1.24%	1.25%	1.27%
Expenses, excluding expense reductions	.54	%(c)	1.17%	1.22%	1.24%	1.25%	1.27%
Net investment income	.42	%(c)	.71%	.78%	.80%	.98%	1.61%

Supplemental Data:
Net assets, end of period (000)	$3		$3	$8	$10	$9	$32
Portfolio turnover rate	26.01	%(c)	113.20%	105.11%	141.92%	130.30%	113.50%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	79

Financial Highlights (continued)

EMERGING MARKETS CURRENCY FUND

	Class R2 Shares
	Six Months
	Ended
	6/30/2015		Year Ended 12/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$5.77		$6.26	$6.64	$6.16	$6.75	$6.71
Investment operations:
Net investment income(a)	.02		.03	.04	.04	.05	.09
Net realized and unrealized gain (loss)	(.19)		(.39)	(.28)	.59	(.46)	.27
Total from investment operations	(.17)		(.36)	(.24)	.63	(.41)	.36
Distributions to shareholders from:
Net investment income	(.06)		(.13)	(.08)	(.13)	(.15)	(.18)
Net realized gain	–		–	–	–	(.03)	(.14)
Return of capital	–		–	(.06)	(.02)	–	–
Total distributions	(.06)		(.13)	(.14)	(.15)	(.18)	(.32)
Net asset value, end of period	$5.54		$5.77	$6.26	$6.64	$6.16	$6.75
Total Return(b)	(2.87	)%(c)	(5.85)%	(3.59)%	10.24%	(6.22)%	5.54%
Ratios to Average Net Assets:
Expenses, including expense reductions	.67	%(c)	1.37%	1.40%	1.41%	1.41%	1.42%
Expenses, excluding expense reductions	.67	%(c)	1.37%	1.40%	1.41%	1.41%	1.42%
Net investment income	.32	%(c)	.51%	.58%	.63%	.76%	1.39%

Supplemental Data:
Net assets, end of period (000)	$99		$110	$248	$300	$218	$70
Portfolio turnover rate	26.01	%(c)	113.20%	105.11%	141.92%	130.30%	113.50%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

80	See Notes to Financial Statements.

Financial Highlights (concluded)

EMERGING MARKETS CURRENCY FUND

	Class R3 Shares
	Six Months
	Ended
	6/30/2015		Year Ended 12/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$5.75		$6.24	$6.61	$6.14	$6.73	$6.70
Investment operations:
Net investment income(a)	.02		.04	.04	.05	.06	.10
Net realized and unrealized gain (loss)	(.18)		(.39)	(.26)	.57	(.46)	.26
Total from investment operations	(.16)		(.35)	(.22)	.62	(.40)	.36
Distributions to shareholders from:
Net investment income	(.07)		(.14)	(.09)	(.13)	(.16)	(.19)
Net realized gain	–		–	–	–	(.03)	(.14)
Return of capital	–		–	(.06)	(.02)	–	–
Total distributions	(.07)		(.14)	(.15)	(.15)	(.19)	(.33)
Net asset value, end of period	$5.52		$5.75	$6.24	$6.61	$6.14	$6.73
Total Return(b)	(2.83	)%(c)	(5.77)%	(3.35)%	10.23%	(6.14)%	5.49%
Ratios to Average Net Assets:
Expenses, including expense reductions	.62	%(c)	1.27%	1.28%	1.29%	1.31%	1.33%
Expenses, excluding expense reductions	.62	%(c)	1.27%	1.28%	1.29%	1.31%	1.33%
Net investment income	.37	%(c)	.65%	.70%	.74%	.92%	1.48%

Supplemental Data:
Net assets, end of period (000)	$444		$524	$494	$617	$411	$326
Portfolio turnover rate	26.01	%(c)	113.20%	105.11%	141.92%	130.30%	113.50%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	81

Financial Highlights

EMERGING MARKETS LOCAL BOND FUND

	Class A Shares
	Six Months Ended 6/30/2015 (unaudited)		Year Ended 12/31/2014	6/21/2013(a) to 12/31/2013
Per Share Operating Performance
Net asset value, beginning of period	$12.60		$14.39	$15.00
Investment operations:
Net investment income(b)	.32		.75	.37
Net realized and unrealized loss	(1.03)		(1.70)	(.51)
Total from investment operations	(.71)		(.95)	(.14)
Distributions to shareholders from:
Net investment income	(.36)		(.84)	(.47)
Net asset value, end of period	$11.53		$12.60	$14.39
Total Return(c)	(5.71)	%(d)	(7.05)%	(.97	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.52	%(d)	1.05%	1.02	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.52	%(d)	1.05%	1.02	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.43	%(d)	3.01%	5.09	%(e)
Net investment income	2.65	%(d)	5.33%	4.79	%(e)

Supplemental Data:
Net assets, end of period (000)	$6,167		$8,345	$4,950
Portfolio turnover rate	33.16	%(d)	39.30%	28.21	%(d)

(a)	Commencement of operations was 6/21/2013, SEC effective date was 5/1/2013 and date shares first became available to the public was 7/1/2013.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

82	See Notes to Financial Statements.

Financial Highlights (continued)

EMERGING MARKETS LOCAL BOND FUND

	Class C Shares
	Six Months Ended 6/30/2015 (unaudited)		Year Ended 12/31/2014	6/21/2013(a) to 12/31/2013
Per Share Operating Performance
Net asset value, beginning of period	$12.60		$14.38	$15.00
Investment operations:
Net investment income(b)	.28		.64	.31
Net realized and unrealized loss	(1.03)		(1.69)	(.52)
Total from investment operations	(.75)		(1.05)	(.21)
Distributions to shareholders from:
Net investment income	(.32)		(.73)	(.41)
Net asset value, end of period	$11.53		$12.60	$14.38
Total Return(c)	(6.05	)%(d)	(7.71)%	(1.43	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.88	%(d)	1.82%	1.77	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.88	%(d)	1.82%	1.77	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.79	%(d)	3.80%	5.63	%(e)
Net investment income	2.29	%(d)	4.53%	3.97	%(e)

Supplemental Data:
Net assets, end of period (000)	$507		$396	$226
Portfolio turnover rate	33.16	%(d)	39.30%	28.21	%(d)

(a)	Commencement of operations was 6/21/2013, SEC effective date was 5/1/2013 and date shares first became available to the public was 7/1/2013.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.	83

Financial Highlights (continued)

EMERGING MARKETS LOCAL BOND FUND

	Class F Shares
	Six Months
	Ended		Year	6/21/2013(a)
	6/30/2015		Ended	to
	(unaudited)		12/31/2014	12/31/2013
Per Share Operating Performance
Net asset value, beginning of period	$12.60		$14.38	$15.00
Investment operations:
Net investment income(b)	.33		.76	.38
Net realized and unrealized loss	(1.03)		(1.68)	(.52)
Total from investment operations	(.70)		(.92)	(.14)
Distributions to shareholders from:
Net investment income	(.37)		(.86)	(.48)
Net asset value, end of period	$11.53		$12.60	$14.38
Total Return(c)	(5.66	)%(d)	(6.88)%	(.99	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.47	%(d)	.95%	.92	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.47	%(d)	.95%	.92	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.38	%(d)	2.96%	5.16	%(e)
Net investment income	2.70	%(d)	5.45%	4.84	%(e)

Supplemental Data:
Net assets, end of period (000)	$150		$179	$116
Portfolio turnover rate	33.16	%(d)	39.30%	28.21	%(d)
(a)	Commencement of operations was 6/21/2013, SEC effective date was 5/1/2013 and date shares first became available to the public was 7/1/2013.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

84	See Notes to Financial Statements.

Financial Highlights (continued)

EMERGING MARKETS LOCAL BOND FUND

	Class I Shares
	Six Months
	Ended		Year	6/21/2013(a)
	6/30/2015		Ended	to
	(unaudited)		12/31/2014	12/31/2013
Per Share Operating Performance
Net asset value, beginning of period	$12.60		$14.38	$15.00
Investment operations:
Net investment income(b)	.33		.79	.38
Net realized and unrealized loss	(1.03)		(1.70)	(.52)
Total from investment operations	(.70)		(.91)	(.14)
Distributions to shareholders from:
Net investment income	(.37)		(.87)	(.48)
Net asset value, end of period	$11.53		$12.60	$14.38
Total Return(c)	(5.61	)%(d)	(6.79)%	(.94	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.42	%(d)	.85%	.82	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.42	%(d)	.85%	.82	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.34	%(d)	2.96%	5.19	%(e)
Net investment income	2.76	%(d)	5.58%	4.94	%(e)

Supplemental Data:
Net assets, end of period (000)	$2,010		$2,130	$2,286
Portfolio turnover rate	33.16	%(d)	39.30%	28.21	%(d)
(a)	Commencement of operations was 6/21/2013, SEC effective date was 5/1/2013 and date shares first became available to the public was 7/1/2013.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.	85

Financial Highlights (continued)

EMERGING MARKETS LOCAL BOND FUND

	Class R2 Shares
	Six Months
	Ended		Year	6/21/2013(a)
	6/30/2015		Ended	to
	(unaudited)		12/31/2014	12/31/2013
Per Share Operating Performance
Net asset value, beginning of period	$12.60		$14.38	$15.00
Investment operations:
Net investment income(b)	.33		.79	.34
Net realized and unrealized loss	(1.03)		(1.70)	(.52)
Total from investment operations	(.70)		(.91)	(.18)
Distributions to shareholders from:
Net investment income	(.37)		(.87)	(.44)
Net asset value, end of period	$11.53		$12.60	$14.38
Total Return(c)	(5.61	)%(d)	(6.79)%	(1.23	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.42	%(d)	.85%	1.40	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.42	%(d)	.85%	1.40	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.63	%(d)	3.56%	5.79	%(e)
Net investment income	2.75	%(d)	5.57%	4.36	%(e)

Supplemental Data:
Net assets, end of period (000)	$87		$92	$99
Portfolio turnover rate	33.16	%(d)	39.30%	28.21	%(d)
(a)	Commencement of operations was 6/21/2013, SEC effective date was 5/1/2013 and date shares first became available to the public was 7/1/2013.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

86	See Notes to Financial Statements.

Financial Highlights (concluded)

EMERGING MARKETS LOCAL BOND FUND

	Class R3 Shares
	Six Months
	Ended		Year	6/21/2013(a)
	6/30/2015		Ended	to
	(unaudited)		12/31/2014	12/31/2013
Per Share Operating Performance
Net asset value, beginning of period	$12.60		$14.38	$15.00
Investment operations:
Net investment income(b)	.33		.79	.35
Net realized and unrealized loss	(1.03)		(1.70)	(.52)
Total from investment operations	(.70)		(.91)	(.17)
Distributions to shareholders from:
Net investment income	(.37)		(.87)	(.45)
Net asset value, end of period	$11.53		$12.60	$14.38
Total Return(c)	(5.61	)%(d)	(6.79)%	(1.18	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.42	%(d)	.85%	1.30	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.42	%(d)	.85%	1.30	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.58	%(d)	3.46%	5.69	%(e)
Net investment income	2.76	%(d)	5.57%	4.46	%(e)

Supplemental Data:
Net assets, end of period (000)	$87		$92	$99
Portfolio turnover rate	33.16	%(d)	39.30%	28.21	%(d)
(a)	Commencement of operations was 6/21/2013, SEC effective date was 5/1/2013 and date shares first became available to the public was 7/1/2013.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.	87

Financial Highlights

MULTI-ASSET GLOBAL OPPORTUNITY FUND

	Class A Shares
	Six Months
	Ended
	6/30/2015		Year Ended 12/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$12.04		$12.49	$11.42	$10.29	$11.41	$10.56
Investment operations:
Net investment income(a)	.19		.40	.39	.36	.35	.33
Net realized and unrealized gain (loss)	(.09)		(.12)	1.26	1.16	(1.12)	.84
Total from investment operations	.10		.28	1.65	1.52	(.77)	1.17
Distributions to shareholders from:
Net investment income	(.18)		(.49)	(.50)	(.38)	(.35)	(.32)
Net realized gain	–		(.24)	(.08)	–	–	–
Return of capital	–		–	–	(.01)	–	–
Total distributions	(.18)		(.73)	(.58)	(.39)	(.35)	(.32)
Net asset value, end of period	$11.96		$12.04	$12.49	$11.42	$10.29	$11.41
Total Return(b)	.82	%(c)	2.15%	14.66%	15.02%	(6.89)%	11.36%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.17	%(c)	.34%	.31%	.30%	.28%	.35%
Expenses, including expense reductions, expenses assumed and management fee waived	.17	%(c)	.34%	.31%	.30%	.28%	.35%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.35	%(c)	.74%	.77%	.80%	.84%	.94%
Net investment income	1.51	%(c)	3.12%	3.20%	3.31%	3.11%	3.07%

Supplemental Data:
Net assets, end of period (000)	$176,263		$167,387	$139,986	$110,910	$108,217	$107,234
Portfolio turnover rate	11.73	%(c)	40.53%	23.32%	36.34%	27.66%	9.48%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

88	See Notes to Financial Statements.

Financial Highlights (continued)

MULTI-ASSET GLOBAL OPPORTUNITY FUND

	Class B Shares
	Six Months Ended 6/30/2015		Year Ended 12/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$11.00		$11.46	$10.53	$9.51	$10.57	$9.81
Investment operations:
Net investment income(a)	.12		.26	.26	.25	.24	.23
Net realized and unrealized gain (loss)	(.07)		(.08)	1.16	1.09	(1.03)	.79
Total from investment operations	.05		.18	1.42	1.34	(.79)	1.02
Distributions to shareholders from:
Net investment income	(.14)		(.40)	(.41)	(.31)	(.27)	(.26)
Net realized gain	–		(.24)	(.08)	–	–	–
Return of capital	–		–	–	(.01)	–	–
Total distributions	(.14)		(.64)	(.49)	(.32)	(.27)	(.26)
Net asset value, end of period	$10.91		$11.00	$11.46	$10.53	$9.51	$10.57
Total Return(b)	.43	%(c)	1.49%	13.70%	14.24%	(7.56)%	10.60%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.54	%(c)	1.08%	1.05%	1.04%	.99%	1.00%
Expenses, including expense reductions, expenses assumed and management fee waived	.54	%(c)	1.08%	1.05%	1.04%	.99%	1.00%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.72	%(c)	1.48%	1.51%	1.54%	1.55%	1.59%
Net investment income	1.08	%(c)	2.26%	2.32%	2.51%	2.29%	2.35%

Supplemental Data:
Net assets, end of period (000)	$3,894		$4,533	$6,020	$6,939	$8,276	$11,389
Portfolio turnover rate	11.73	%(c)	40.53%	23.32%	36.34%	27.66%	9.48%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	89

Financial Highlights (continued)

MULTI-ASSET GLOBAL OPPORTUNITY FUND

	Class C Shares
	Six Months Ended 6/30/2015		Year Ended 12/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$11.00		$11.47	$10.54	$9.53	$10.59	$9.83
Investment operations:
Net investment income(a)	.13		.27	.27	.26	.25	.24
Net realized and unrealized gain (loss)	(.08)		(.09)	1.16	1.07	(1.03)	.78
Total from investment operations	.05		.18	1.43	1.33	(.78)	1.02
Distributions to shareholders from:
Net investment income	(.14)		(.41)	(.42)	(.31)	(.28)	(.26)
Net realized gain	–		(.24)	(.08)	–	–	–
Return of capital	–		–	–	(.01)	–	–
Total distributions	(.14)		(.65)	(.50)	(.32)	(.28)	(.26)
Net asset value, end of period	$10.91		$11.00	$11.47	$10.54	$9.53	$10.59
Total Return(b)	.45	%(c)	1.47%	13.76%	14.17%	(7.48)%	10.58%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.54	%(c)	1.08%	1.05%	1.04%	.97%	1.00%
Expenses, including expense reductions, expenses assumed and management fee waived	.54	%(c)	1.08%	1.05%	1.04%	.97%	1.00%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.72	%(c)	1.48%	1.51%	1.53%	1.53%	1.59%
Net investment income	1.13	%(c)	2.36%	2.45%	2.62%	2.42%	2.46%

Supplemental Data:
Net assets, end of period (000)	$47,819		$45,990	$35,963	$29,821	$26,322	$25,893
Portfolio turnover rate	11.73	%(c)	40.53%	23.32%	36.34%	27.66%	9.48%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

90	See Notes to Financial Statements.

Financial Highlights (continued)

MULTI-ASSET GLOBAL OPPORTUNITY FUND

	Class F Shares
	Six Months Ended 6/30/2015		Year Ended 12/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$12.05		$12.49	$11.43	$10.29	$11.41	$10.56
Investment operations:
Net investment income(a)	.19		.42	.44	.36	.37	.39
Net realized and unrealized gain (loss)	(.09)		(.11)	1.22	1.19	(1.12)	.80
Total from investment operations	.10		.31	1.66	1.55	(.75)	1.19
Distributions to shareholders from:
Net investment income	(.19)		(.51)	(.52)	(.40)	(.37)	(.34)
Net realized gain	–		(.24)	(.08)	–	–	–
Return of capital	–		–	–	(.01)	–	–
Total distributions	(.19)		(.75)	(.60)	(.41)	(.37)	(.34)
Net asset value, end of period	$11.96		$12.05	$12.49	$11.43	$10.29	$11.41
Total Return(b)	.81	%(c)	2.39%	14.73%	15.28%	(6.72)%	11.57%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.10	%(c)	.19%	.16%	.15%	.10%	.10%
Expenses, including expense reductions, expenses assumed and management fee waived	.10	%(c)	.19%	.16%	.15%	.10%	.10%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.28	%(c)	.59%	.62%	.65%	.66%	.69%
Net investment income	1.58	%(c)	3.30%	3.60%	3.31%	3.36%	3.63%

Supplemental Data:
Net assets, end of period (000)	$13,562		$12,885	$6,472	$2,423	$3,156	$2,256
Portfolio turnover rate	11.73	%(c)	40.53%	23.32%	36.34%	27.66%	9.48%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	91

Financial Highlights (continued)

MULTI-ASSET GLOBAL OPPORTUNITY FUND

	Class I Shares
	Six Months Ended 6/30/2015		Year Ended 12/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$12.12		$12.56	$11.49	$10.34	$11.47	$10.61
Investment operations:
Net investment income(a)	.20		.43	.42	.39	.38	.37
Net realized and unrealized gain (loss)	(.09)		(.11)	1.26	1.18	(1.13)	.84
Total from investment operations	.11		.32	1.68	1.57	(.75)	1.21
Distributions to shareholders from:
Net investment income	(.19)		(.52)	(.53)	(.41)	(.38)	(.35)
Net realized gain	–		(.24)	(.08)	–	–	–
Return of capital	–		–	–	(.01)	–	–
Total distributions	(.19)		(.76)	(.61)	(.42)	(.38)	(.35)
Net asset value, end of period	$12.04		$12.12	$12.56	$11.49	$10.34	$11.47
Total Return(b)	.94	%(c)	2.47%	14.85%	15.42%	(6.69)%	11.69%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.05	%(c)	.09%	.06%	.05%	.00%	.00%
Expenses, including expense reductions, expenses assumed and management fee waived	.05	%(c)	.09%	.06%	.05%	.00%	.00%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.23	%(c)	.49%	.52%	.55%	.57%	.60%
Net investment income	1.63	%(c)	3.34%	3.44%	3.57%	3.38%	3.40%

Supplemental Data:
Net assets, end of period (000)	$44,659		$42,754	$34,086	$22,289	$14,086	$8,460
Portfolio turnover rate	11.73	%(c)	40.53%	23.32%	36.34%	27.66%	9.48%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

92	See Notes to Financial Statements.

Financial Highlights (continued)

MULTI-ASSET GLOBAL OPPORTUNITY FUND

	Class R2 Shares
	Six Months Ended 6/30/2015		Year Ended 12/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$12.27		$12.72	$11.62	$10.46	$11.55	$10.64
Investment operations:
Net investment income(a)	.17		.37	.33	.34	.49	.36
Net realized and unrealized gain (loss)	(.09)		(.13)	1.30	1.18	(1.26)	.85
Total from investment operations	.08		.24	1.63	1.52	(.77)	1.21
Distributions to shareholders from:
Net investment income	(.16)		(.45)	(.45)	(.35)	(.32)	(.30)
Net realized gain	–		(.24)	(.08)	–	–	–
Return of capital	–		–	–	(.01)	–	–
Total distributions	(.16)		(.69)	(.53)	(.36)	(.32)	(.30)
Net asset value, end of period	$12.19		$12.27	$12.72	$11.62	$10.46	$11.55
Total Return(b)	.65	%(c)	1.86%	14.13%	14.71%	(6.77)%	11.63%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.34	%(c)	.69%	.66%	.61%	.34%	.05%
Expenses, including expense reductions, expenses assumed and management fee waived	.34	%(c)	.69%	.66%	.61%	.34%	.05%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.52	%(c)	1.09%	1.12%	1.11%	.93%	.65%
Net investment income	1.40	%(c)	2.88%	2.68%	3.05%	4.44%	3.38%

Supplemental Data:
Net assets, end of period (000)	$166		$116	$89	$107	$88	$11
Portfolio turnover rate	11.73	%(c)	40.53%	23.32%	36.34%	27.66%	9.48%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	93

Financial Highlights (concluded)

MULTI-ASSET GLOBAL OPPORTUNITY FUND

	Class R3 Shares
	Six Months Ended 6/30/2015		Year Ended 12/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$12.11		$12.55	$11.48	$10.34	$11.47	$10.62
Investment operations:
Net investment income(a)	.17		.37	.36	.35	.34	.34
Net realized and unrealized gain (loss)	(.08)		(.11)	1.26	1.16	(1.14)	.82
Total from investment operations	.09		.26	1.62	1.51	(.80)	1.16
Distributions to shareholders from:
Net investment income	(.17)		(.46)	(.47)	(.36)	(.33)	(.31)
Net realized gain	–		(.24)	(.08)	–	–	–
Return of capital	–		–	–	(.01)	–	–
Total distributions	(.17)		(.70)	(.55)	(.37)	(.33)	(.31)
Net asset value, end of period	$12.03		$12.11	$12.55	$11.48	$10.34	$11.47
Total Return(b)	.71	%(c)	2.01%	14.33%	14.81%	(7.10)%	11.17%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.28	%(c)	.55%	.53%	.52%	.47%	.50%
Expenses, including expense reductions, expenses assumed and management fee waived	.28	%(c)	.55%	.53%	.52%	.47%	.50%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.46	%(c)	.95%	.99%	1.02%	1.04%	1.10%
Net investment income	1.40	%(c)	2.91%	2.95%	3.17%	3.03%	3.20%

Supplemental Data:
Net assets, end of period (000)	$7,162		$6,780	$5,785	$5,211	$3,285	$2,179
Portfolio turnover rate	11.73	%(c)	40.53%	23.32%	36.34%	27.66%	9.48%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

94	See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Global Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law on February 23, 1988. The Company consists of the following four funds (each, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Emerging Markets Corporate Debt Fund (“Emerging Markets Corporate Debt Fund”), Class A, C, F, I, R2, R3, R4, R5 and R6 shares; Lord Abbett Emerging Markets Currency Fund (“Emerging Markets Currency Fund”), Class A, B, C, F, I, P, R2, R3, R4, R5 and R6 shares; Lord Abbett Emerging Markets Local Bond Fund (“Emerging Markets Local Bond Fund”), Class A, C, F, I, R2, R3, R4, R5 and R6 shares and Lord Abbett Multi-Asset Global Opportunity Fund (“Multi-Asset Global Opportunity Fund”), Class A, B, C, F, I, P, R2, R3, R4, R5 and R6 shares. Classes R4, R5 and R6 shares commenced at the close of business on June 30, 2015, accordingly results from operations and financial highlights for these share classes are not presented for the period covered in this report. Emerging Markets Corporate Debt Fund and Multi-Asset Global Opportunity Fund are each diversified as defined in the Act and Emerging Markets Currency Fund and Emerging Markets Local Bond Fund are each non-diversified as defined in the Act.

Emerging Markets Currency Fund’s investment objective is to seek high total return. Emerging Markets Corporate Debt Fund, Emerging Markets Local Bond Fund and Multi-Asset Global Opportunity Fund’s investment objective is total return. Multi-Asset Global Opportunity Fund invests principally in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Funds no longer issue Class B shares for purchase. Emerging Markets Currency Fund’s Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Funds’ prospectus. As of the date of this report, Multi-Asset Global Opportunity Fund has not issued Class P shares.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord Abbett, the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize

Notes to Financial Statements (unaudited)(continued)

independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”). Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available. Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

Notes to Financial Statements (unaudited)(continued)

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal periods ended December 31, 2011 through December 31, 2014. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies on each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain (loss) on futures contracts, swaps and foreign currency related transactions on each Fund’s Statement of Operations. Each Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies on each Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain (loss) on futures contracts, swaps and foreign currency related transactions on each Fund’s Statement of Operations.

Notes to Financial Statements (unaudited)(continued)

(h)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)	Mortgage Dollar Rolls–Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(k)	Commercial Paper–Each Fund may purchase commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

(l)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

Notes to Financial Statements (unaudited)(continued)

(m)	Interest Rate Swaps–Each Fund may invest in interest rate swaps in order to enhance returns or hedge against interest rate risk. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The interest rate swap agreement will normally be entered into on a zero coupon basis, meaning that the floating rate will be based on the cumulative of the variable rate, and the fixed rate will compound until the swap’s maturity date, at which point the payments would be netted. The swaps are valued daily and any unrealized gain (loss) is included in the Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies on each Fund’s Statement of Operations. A liquidation payment received or made at the termination or maturity of the swap is recorded in realized gain (loss) and is included in Net realized gain (loss) on futures contracts, swaps and foreign currency related transactions on each Fund’s Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities.

(n)	Credit Default Swaps–Each Fund may enter into credit default swap contracts. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indices. These credit indices are comprised of a basket of securities representing a particular sector of the market. During the period, Emerging Markets Currency Fund entered into credit default swaps based on CMBX indices, which are comprised of commercial mortgage-backed securities. Multi-Asset Global Opportunity Fund entered into a centrally cleared credit default swap based on the CDX high yield index.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. For a credit default swap sold by a Fund, payment of the agreed-upon amount made by a Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by a Fund, the agreed-upon amount received by a Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by a Fund.

Notes to Financial Statements (unaudited)(continued)

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where a Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based. There was minimal counterparty credit risk to the Multi-Asset Global Opportunity Fund during the six months ended June 30, 2015, since the credit default swap entered into was traded through a central clearinghouse, which guarantees against default.

(o)	Floating Rate Loans–Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Notes to Financial Statements (unaudited)(continued)

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented on the Statement of Assets and Liabilities represents mark to market of the unfunded portion of the Fund’s floating rate notes. As of June 30, 2015, each Fund had no unfunded loan commitments.

(p)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of June 30, 2015 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Notes to Financial Statements (unaudited)(continued)

Emerging Markets Corporate Debt Fund and Emerging Markets Local Bond Fund

First $2 billion	.70%
Next $3 billion	.65%
Over $5 billion	.60%

Emerging Markets Currency Fund

First $1 billion	.50%
Over $1 billion	.45%

Multi-Asset Global Opportunity Fund’s management fee is ..25% of the Fund’s average daily net assets.

For the six months ended June 30, 2015, the effective management fee, net of waivers, was at the following annualized rate of each Fund’s average daily net assets:

Net Effective
Management Fee
Emerging Markets Corporate Debt Fund	.00%
Emerging Markets Currency Fund	.50%
Emerging Markets Local Bond Fund	.00%
Multi-Asset Global Opportunity Fund	.10%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of ..04% of Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund’s average daily net assets. Multi-Asset Global Opportunity Fund does not pay such fee.

Lord Abbett has contractually agreed to waive its fees for Emerging Markets Corporate Debt Fund and Emerging Markets Local Bond Fund and reimburse each Fund’s expenses to the extent necessary to limit total net annual operating expenses, excluding 12b-1 fees, to an annual rate of 0.85% for each class, other than Class R6. For Class R6 shares, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses to an annual rate of 0.79% and 0.80% for Emerging Markets Corporate Debt Fund and Emerging Markets Local Bond Fund, respectively. This agreement continues through April 30, 2016 and may be terminated only upon the approval of the Board.

For the six months ended June 30, 2015 and continuing through April 30, 2016, Lord Abbett has contractually agreed to waive its management fee at the annual rate of .15% for Multi-Asset Global Opportunity Fund. This agreement may be terminated only upon approval of the Board.

Multi-Asset Global Opportunity Fund has entered into a Servicing Arrangement with the Underlying Funds in which it invests pursuant to which each Underlying Fund will pay a portion of the expenses (excluding management fees and distribution and service fees) of Multi-Asset Global Opportunity Fund in proportion to the average daily value of total Underlying Fund shares owned by Multi-Asset Global Opportunity Fund. The expenses assumed by the Underlying Funds are reflected in Expenses assumed by Underlying Funds in Multi-Asset Global Opportunity Fund’s Statement of Operations and Receivables from affiliates on Multi-Asset Global Opportunity Fund’s Statement of Assets and Liabilities.

The Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund, and Emerging Markets Local Bond Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), have entered into a Service Arrangement with certain “Fund of Funds”

Notes to Financial Statements (unaudited)(continued)

managed by Lord Abbett, pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Service Arrangement, if applicable, are included in the Subsidy expense of each Fund’s Statement of Operations and Payable to affiliates on each Fund’s Statement of Asset and Liabilities.

As of June 30, 2015, the percentages of Emerging Markets Currency Fund’s outstanding shares owned by Lord Abbett Multi-Asset Balanced Opportunity Fund, Lord Abbett Multi-Asset Global Opportunity Fund and Lord Abbett Multi-Asset Income Fund were 37.93%, 9.23% and 42.40%, respectively.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A(1)	Class B(2)	Class C(3)	Class F	Class P(2)	Class R2**	Class R3**	Class R4
Service	.15%	.25%	.25%	–	.25%	.25%	.25%	.25%
Distribution	.05%	.75%	.75%	.10%	.20%	.35%	.25%	–

*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
* *	Prior to the sale of shares to unaffiliated investors, service and distribution fees were fully waived.
(1)	The Class A 12b-1 fee for Multi-Asset Global Opportunity Fund is .25% (.25% service, .00% distribution) of the Fund’s average daily net assets.
(2)	Emerging Markets Currency Fund and Multi-Asset Global Opportunity Fund only.
(3)	Except for Multi-Asset Global Opportunity Fund, each Fund’s Class C 12b-1 fee is a blended rate calculated based on 1.00% of the Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.25% service, .55% distribution) of the Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of the Fund will bear Rule 12b-1 fees at the same rate.

Class I, Class R5 and Class R6 shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended June 30, 2015:

	Distributor	Dealers’
	Commissions	Concessions
Emerging Markets Corporate Debt Fund	$334	$2,390
Emerging Markets Currency Fund	622	3,551
Emerging Markets Local Bond Fund	130	597
Multi-Asset Global Opportunity Fund	29,046	196,124

Distributor received the following amount of CDSCs for the six months ended June 30, 2015:

	Class A	Class C
Emerging Markets Corporate Debt Fund	$–	$–
Emerging Markets Currency Fund	4	61
Emerging Markets Local Bond Fund	–	2
Multi-Asset Global Opportunity Fund	8,417	4,341

A Director and certain of the Company’s officers have an interest in Lord Abbett.

Notes to Financial Statements (unaudited)(continued)

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly for Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund and declared and paid quarterly for Multi-Asset Global Opportunity Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2015 and fiscal year ended December 31, 2014 was as follows:

		Emerging Markets		Emerging Markets
		Corporate Debt Fund		Currency Fund
	Six Months Ended		Six Months Ended
	6/30/2015	Year Ended	6/30/2015	Year Ended
	(unaudited)	12/31/2014	(unaudited)	12/31/2014
Distributions paid from:
Ordinary income	$353,719	$885,571	$7,002,727	$12,222,988
Net long-term capital gains	–	11,344	–	–
Total distributions paid	$353,719	$896,915	$7,002,727	$12,222,988

		Emerging Markets		Multi-Asset Global
		Local Bond Fund		Opportunity Fund
Six Months Ended			Six Months Ended
	6/30/2015	Year Ended	6/30/2015	Year Ended
	(unaudited)	12/31/2014	(unaudited)	12/31/2014
Distributions paid from:
Tax-exempt income	$–	$–	$–	$49,575
Ordinary income	275,973	526,898	4,270,852	10,791,652
Net long-term capital gains	–	984	–	5,011,100
Return of capital	–	15,078	–	–
Total distributions paid	$275,973	$542,960	$4,270,852	$15,852,327

As of December 31, 2014, Emerging Markets Currency Fund had a capital loss carryforward of $30,111,520 with no expiration.

In accordance with the Regulated Investment Company Modernization Act of 2010, each Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term.

Notes to Financial Statements (unaudited)(continued)

As of June 30, 2015, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Emerging Markets	Emerging Markets
	Corporate Debt Fund	Currency Fund
Tax cost	$21,851,729	$559,788,017
Gross unrealized gain	253,291	987,687
Gross unrealized loss	(277,670)	(6,225,698)
Net unrealized security loss	$(24,379)	$(5,238,011)

	Emerging Markets	Multi-Asset Global
	Local Bond Fund	Opportunity Fund
Tax cost	$9,187,826	$304,141,501
Gross unrealized gain	11,654	11,256,328
Gross unrealized loss	(1,494,681)	(21,709,155)
Net unrealized security loss	$(1,483,027)	$(10,452,827)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain distributions received, wash sales and amortization of premium.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2015 were as follows:

	U.S.	Non-U.S.	U.S.	Non-U.S.
	Government	Government	Government	Government
	Purchases*	Purchases	Sales*	Sales
Emerging Markets Corporate Debt Fund	$–	$24,295,787	$–	$14,792,925
Emerging Markets Currency Fund	49,472,312	200,368,514	19,732,763	87,806,598
Emerging Markets Local Bond Fund	–	2,920,262	–	4,679,569
Multi-Asset Global Opportunity Fund	–	49,985,692	–	34,021,370

*	Includes U.S. Government sponsored enterprises securities.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund entered into forward foreign currency exchange contracts for the six months ended June 30, 2015 (as described in note 2(g)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on foreign currency exchange contracts and deposits with brokers as collateral.

Multi-Asset Global Opportunity Fund entered into E-Mini S&P 500 Index futures contracts for the six months ended June 30, 2015 (as described in note 2(h)) for speculative investment purposes. The Fund bears the risk that the underlying index will move unexpectedly, in which case the Fund

Notes to Financial Statements (unaudited)(continued)

may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund, and Multi-Asset Global Opportunity Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2015 (as described in note 2(h)) to hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Emerging Markets Currency Fund and Multi-Asset Global Opportunity Fund entered into credit default swaps on indexes for the six months ended June 30, 2015 (as described in note 2(n)) to hedge credit risk. Credit default swaps on indexes involve the exchange of a fixed rate premium for protection against the loss in value of underlying securities within an index in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. Emerging Markets Currency Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. There is minimal counterparty credit risk to the Multi-Asset Global Opportunity Fund since centrally cleared credit default swaps are traded through a central clearinghouse. As the counterparty to all centrally cleared credit default swaps, the clearinghouse guarantees credit default swaps against default.

Emerging Markets Currency Fund entered into interest rate swaps for the six months ended June 30, 2015 (as described in note 2(m)) to hedge against interest rate risk. The Fund’s use of interest rate swaps involves the risk that Lord Abbett will not accurately predict expectations of interest rates, and the Fund’s returns could be reduced as a result. There is minimal counterparty credit risk to the Fund since interest rate swaps are traded through a central clearinghouse. As the counterparty to all centrally cleared interest rate swaps, the clearinghouse guarantees interest rate swaps against default.

As of June 30, 2015, each Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Funds’ use of derivative instruments:

	Emerging Markets Corporate Debt Fund
		Foreign
	Interest Rate	Currency
Asset Derivatives	Contracts	Contracts
Forward Foreign Currency Exchange Contracts(1)	$–	$604

Liability Derivatives
Forward Foreign Currency Exchange Contracts(2)	$–	$(2,405)
Futures Contracts(3)	$(4,488)	$–

Notes to Financial Statements (unaudited)(continued)

	Emerging Markets Currency Fund

		Foreign
	Interest Rate	Currency	Credit
Asset Derivatives	Contracts	Contracts	Contracts
Forward Foreign Currency Exchange Contracts(1)	$–	$3,095,390	$–
Futures Contracts(3)	$81,210	$–	$–

Liability Derivatives
Credit Default Swaps(4)	$–	$–	$8,723
Forward Foreign Currency Exchange Contracts(2)	$–	$10,238,066	$–
Futures Contracts(3)	$209,238	$–	$–
Interest Rate Swap(5)	$72,824	$–	$–

Emerging Markets Local Bond Fund

Foreign
Currency
Asset Derivatives	Contracts
Forward Foreign Currency Exchange Contracts(1)	$66,384

Liability Derivatives
Forward Foreign Currency Exchange Contracts(2)	$101,400

	Multi Asset Global Opportunity Fund

		Foreign
	Interest Rate	Currency	Credit
Asset Derivatives	Contracts	Contracts	Contracts
Forward Foreign Currency Exchange Contracts(1)	$–	$139,821	$–
Futures Contracts(3)	$47,016	$–	$–

Liability Derivatives
Centrally Cleared Credit Default Swap(6)	$–	$–	$62,377
Forward Foreign Currency Exchange Contracts(2)	$–	$271,247	$–

(1)	Statements of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)	Statements of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.
(3)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(4)	Statements of Assets and Liabilities location: Credit default swap agreements payable, at fair value.
(5)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of interest rate swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(6)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of centrally cleared credit default swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Notes to Financial Statements (unaudited)(continued)

Transactions in derivative instruments for the six months ended June 30, 2015, were as follows:

	Emerging Markets Corporate Debt Fund

			Foreign
		Interest Rate	Currency
		Contracts	Contracts
Net Realized Gain (Loss)(1)
Forward Foreign Currency Exchange Contracts		$–	$16,528
Futures Contracts		$(7,814)	$–
Net Change in Unrealized Appreciation/Depreciation(2)
Forward Foreign Currency Exchange Contracts		$–	$(10,627)
Futures Contracts		$(808)	$–
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(3)		$–	$674,821
Futures Contracts(4)		1	–

	Emerging Markets Currency Fund

		Foreign
	Interest Rate	Currency	Credit
	Contracts	Contracts	Contracts
Net Realized Gain (Loss)(1)
Credit Default Swaps	$–	$–	$2,956
Forward Foreign Currency Exchange Contracts	$–	$(18,061,816)	$–
Futures Contracts	$(1,099,153)	$–	$–
Interest Rate Swaps	$(105,699)	$–	$–
Net Change in Unrealized Appreciation/Depreciation(2)
Credit Default Swaps	$–	$–	$11,314
Forward Foreign Currency Exchange Contracts	$–	$3,483,990	$–
Futures Contracts	$(42,171)	$–	$–
Interest Rate Swaps	$(25,612)	$–	$–
Average Number of Contracts/Notional Amounts*
Credit Default Swaps(3)	$–	$–	$3,300,000
Forward Foreign Currency Exchange Contracts(3)	$–	$635,113,438	$–
Futures Contracts(4)	784	–	–
Interest Rate Swaps(3)	$59,000,000	$–	$–

Notes to Financial Statements (unaudited)(continued)

Emerging Markets Local Bond Fund

Foreign
Currency
Contracts
Net Realized Gain (Loss)(1)
Forward Foreign Currency Exchange Contracts	$(72,442)
Net Change in Unrealized Appreciation/Depreciation(2)
Forward Foreign Currency Exchange Contracts	$(42,098)
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(3)	$8,431,814

	Multi Asset Global Opportunity Fund

	Equity	Interest	Foreign
	Index	Rate	Currency	Credit
	Contracts	Contracts	Contracts	Contracts
Net Realized Gain (Loss)(1)
Centrally Cleared Credit Default Swap	$–	$–	$–	$3,515
Forward Foreign Currency Exchange Contracts	$–	$–	$891,198	$–
Futures Contracts	$20,249	$(136,216)	$–	$–
Net Change in Unrealized Appreciation/Depreciation(2)
Centrally Cleared Credit Default Swap	$–	$–	$–	$2,249
Forward Foreign Currency Exchange Contracts	$–	$–	$(385,747)	$–
Futures Contracts	$(10,860)	$96,960	$–	$–
Average Number of Contracts/Notional Amounts*
Centrally Cleared Credit Default Swap(3)	$–	$–	$–	$284,286
Forward Foreign Currency Exchange Contracts(3)	$–	$–	$22,152,085	$–
Futures Contracts(4)	1	48	–	–

*	Calculated based on the number of contracts or notional amounts for the six months ended June 30, 2015.
(1)	Statements of Operations location: Net realized gain (loss) on futures contracts, swaps and foreign currency related transactions.
(2)	Statements of Operations location: Net change in unrealized appreciation/depreciation on futures contracts, swaps, and translation of assets and liabilities denominated in foreign currencies.
(3)	Amount represents notional amounts in U.S. dollars.
(4)	Amount represents number of contracts

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”), specifying which transactions are subject to disclosures about offsetting.

Notes to Financial Statements (unaudited)(continued)

The following tables illustrate gross and net information about recognized assets eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Funds and the applicable counterparty:

	Emerging Markets Corporate Debt Fund

	Gross	Gross Amounts	Net Amounts of
	Amounts of	Offset in the	Assets Presented
	Recognized	Statement of Assets	in the Statement of
Description	Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$604	$–	$604
Repurchase Agreement	283,021	–	283,021
Total	$283,625	$–	$283,625

		Amounts Not Offset in the
		Statement of Assets and Liabilities
	Net Amounts of
	Assets Presented		Cash	Securities
	in the Statement of	Financial	Collateral	Collateral
Counterparty	Assets and Liabilities	Instruments	Received(a)	Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$283,021	$–	$–	$(283,021)	$–
Morgan Stanley	604	(604)	–	–	–
Total	$283,625	$(604)	$–	$(283,021)	$–

	Gross	Gross Amounts	Net Amounts of
	Amounts of	Offset in the	Liabilities Presented
	Recognized	Statement of Assets	in the Statement of
Description	Liabilities	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$2,405	$–	$2,405
Total	$2,405	$–	$2,405

		Amounts Not Offset in the
		Statement of Assets and Liabilities
	Net Amounts of
	Liabilities Presented		Cash	Securities
	in the Statement of	Financial	Collateral	Collateral
Counterparty	Assets and Liabilities	Instruments	Pledged(a)	Pledged(a)	Net Amount(c)
Morgan Stanley	$2,405	$(604)	$–	$–	$1,801
Total	$2,405	$(604)	$–	$–	$1,801

Notes to Financial Statements (unaudited)(continued)

	Emerging Markets Currency Fund

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$3,095,390	$–	$3,095,390
Total	$3,095,390	$–	$3,095,390

		Amounts Not Offset in the
		Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Bank of America	$208,904	$(208,904)	$–	$–	$–
Barclays Bank plc	541,297	(541,297)	–	–	–
Citibank	20,335	–	–	–	20,335
Deutsche Bank AG	390,950	(118,184)	(272,766)	–	–
Goldman Sachs	50,656	(50,656)	–	–	–
J.P. Morgan Chase	1,381,621	(1,381,621)	–	–	–
Morgan Stanley	446,206	(446,206)	–	–	–
Standard Charter Bank	22,147	–	–	–	22,147
UBS AG	33,274	(10,731)	–	–	22,543
Total	$3,095,390	$(2,757,599)	$(272,766)	$–	$65,025

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Credit Default Swaps	$8,723	$–	$8,723
Forward Foreign Currency Exchange Contracts	10,238,066	–	10,238,066
Total	$10,246,789	$–	$10,246,789

		Amounts Not Offset in the
		Statement of Assets and Liabilities
	Net Amounts of
	Liabilities Presented		Cash	Securities
	in the Statement of	Financial	Collateral	Collateral
Counterparty	Assets and Liabilities	Instruments	Pledged(a)	Pledged(a)	Net Amount(c)
Bank of America	$3,578,428	$(208,904)	$(3,030,000)	$–	$339,524
Barclays Bank plc	1,411,062	(541,297)	(680,000)	–	189,765
Credit Suisse	4,987	–	–	–	4,987
Deutsche Bank AG	118,184	(118,184)	–	–	–
Goldman Sachs	1,064,294	(50,656)	(830,000)	–	183,638
J.P. Morgan Chase	3,113,512	(1,381,621)	(1,060,000)	–	671,891
Morgan Stanley	945,591	(446,206)	(180,000)	–	319,385
UBS AG	10,731	(10,731)	–	–	–
Total	$10,246,789	$(2,757,599)	$(5,780,000)	$–	$1,709,190

Notes to Financial Statements (unaudited)(continued)

Emerging Markets Local Bond Fund

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$ 66,384	$–	$ 66,384
Total	$ 66,384	$–	$ 66,384

		Amounts Not Offset in the
		Statement of Assets and Liabilities
	Net Amounts of
	Assets Presented		Cash	Securities
	in the Statement of	Financial	Collateral	Collateral
Counterparty	Assets and Liabilities	Instruments	Received(a)	Received(a)	Net Amount(b)
Bank of America	$20,725	$(20,725)	$–	$–	$–
Citibank	1,547	(1,547)	–	–	–
Deutsche Bank AG	8,041	(1,146)	–	–	6,895
Morgan Stanley	33,889	(32,992)	–	–	897
Standard Chartered Bank	335	–	–	–	335
UBS AG	1,847	(1,500)	–	–	347
Total	$66,384	$(57,910)	$–	$–	$8,474

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$101,400	$–	$ 101,400
Total	$101,400	$–	$ 101,400

		Amounts Not Offset in the
		Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Bank of America	$32,913	$(20,725)	$–	$–	$12,188
Barclays Bank plc	3,809	–	–	–	3,809
Citibank	5,946	(1,547)	–	–	4,399
Deutsche Bank AG	1,146	(1,146)	–	–	–
Goldman Sachs	23,094	–	–	–	23,094
Morgan Stanley	32,992	(32,992)	–	–	–
UBS AG	1,500	(1,500)	–	–	–
Total	$101,400	$(57,910)	$–	$–	$43,490

Notes to Financial Statements (unaudited)(continued)

Multi-Asset Global Opportunity Fund

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$ 139,821	$–	$ 139,821
Total	$ 139,821	$–	$ 139,821

Amounts Not Offset in the
Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Bank of America	$ 137,367	$ (64,689)	$–	$–	$ 72,678
Morgan Stanley	2,454	(2,454)	–	–	–
Total	$ 139,821	$ (67,143)	$–	$–	$ 72,678

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$ 271,247	$–	$271,247
Total	$ 271,247	$–	$271,247

		Amounts Not Offset in the
		Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Bank of America	$64,689	$ (64,689)	$–	$–	$–
Citibank	30,215	–	–	–	30,215
Goldman Sachs	21,090	–	–	–	21,090
Morgan Stanley	155,253	(2,454)	(20,000)	–	132,799
Total	$271,247	$ (67,143)	$(20,000)	$–	$184,104

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by each counterparty as of June 30, 2015.
(c)	Net amount represents the amount owed by the Fund to each counterparty as of June 30, 2015.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the

Notes to Financial Statements (unaudited)(continued)

Statements of Operations and in Directors’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

10.	LINE OF CREDIT

During the six months ended June 30, 2015, the Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) participated in a $500 million unsecured revolving credit facility (the “Facility”) with State Street Bank and Trust Company (“SSB”). The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million based on past borrowings and likelihood of future borrowings. Each Participating Fund bears its ratable share of the $525,000 annual Facility fee based on the maximum amount the Fund can borrow under the Facility. This amount is included for each Fund in Other expenses in the Statements of Operations. Any borrowings under the Facility will incur interest at current market rates as set forth in the credit agreement.

During the six months ended June 30, 2015, the Funds did not utilize the Facility.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

12.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Multi-Asset Global Opportunity Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) for the six months ended June 30, 2015:

Notes to Financial Statements (unaudited)(continued)

Multi-Asset Global Opportunity Fund

	Balance			Balance		Net Realized	Dividend
	of Shares			of Shares		Gain	Income
	Held at	Gross	Gross	Held at	Fair Value at	1/1/2015 to	1/1/2015 to
Affiliated Issuer	12/31/2014	Additions	Sales	6/30/2015	6/30/2015	6/30/2015	6/30/2015
Lord Abbett Affiliated Fund, Inc. – Class I	201,757	13,586	(215,343)	–	$–	$(23,406)	$–
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund – Class I	101	–	(101)	–	–	(29)	–
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund – Class I	1,641,685	113,631	(32,999)	1,722,317	37,322,610	199,972	–
Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund – Class I	7,591,673	1,933,146	(77,914)	9,446,905	52,146,917	(37,733)	686,794
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	242,925	11,999	(254,924)	–	–	(68,254)	–
Lord Abbett Investment Trust – High Yield Fund – Class I	7,076,807	338,111	(1,162,588)	6,252,330	47,330,141	(215,519)	1,448,501
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	13,131,186	2,587,283	(121,792)	15,596,677	121,342,144	(38,288)	2,743,731
Lord Abbett Mid Cap Stock Fund, Inc. – Class I	1,367,113	129,734	(271,045)	1,225,802	32,214,081	2,999,710	–
Lord Abbett Investment Trust – Short Duration Income Fund – Class I	–	2,143,626	(1,391,305)	752,321	3,332,781	(2,359)	31,626
Total					$293,688,674	$2,814,094	$4,910,652

13.	INVESTMENT RISKS

Each Fund is subject to the risks of investing in securities that are issued by non-U.S. entities, the risks of investing in derivatives, liquidity risk, and the risks from leverage.

Foreign securities may pose greater risks than domestic securities, including greater price fluctuations, less government regulation, and higher transaction costs. These risks generally are greater for emerging markets securities. Foreign investments also may be affected by changes in currency rates or currency controls.

Derivatives are subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate, or index. Whether a Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If a Fund incorrectly forecasts these and other factors, its performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

Notes to Financial Statements (unaudited)(continued)

Emerging Markets Currency Fund and Emerging Markets Local Bond Fund are non-diversified, which means that they each may invest a greater portion of their assets in a single issuer than a diversified fund. Thus, they may be exposed to greater risk.

Each Fund may invest in swap contracts. Swap contracts are bilateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other. In addition, swap contracts may involve a small investment of cash compared to the risk assumed, with the result that small changes may produce disproportionate and substantial gains or losses to a Fund.

Each Fund may invest in credit default swap and interest rate swap contracts. Such contracts are subject to the risk that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements. Credit default swaps are subject to the risk and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the swap is based. Interest rate swaps are subject to the risk that Lord Abbett does not correctly anticipate changes in interest rates.

Illiquid securities may lower a Fund’s returns since it may be unable to sell these securities at its desired time or price. To the extent illiquid securities can be sold, a Fund may have to do so at disadvantageous prices in order to meet requests for the redemption of Fund shares.

Leverage, including borrowing, may increase volatility in a Fund by magnifying the effect of changes in the value of each Fund’s holdings. The use of leverage may cause investors in a Fund to lose more money in adverse environments than would be the case in the absence of leverage.

Each Fund is subject to the general risks and considerations associated with investing in debt securities, including interest rate risk. When interest rates rise, the prices of debt securities and an investment in a Fund are likely to decline. In times of economic uncertainty, high-yield debt securities (or “junk bonds”) may decline in price, even when interest rates are falling. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to a Fund, a risk that is greater with junk bonds.

The mortgage-related securities in which a Fund may invest may be particularly sensitive to changes in prevailing interest rates, economic conditions, including delinquencies and/or defaults. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current market rates. Alternatively, rising interest rates may cause payments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-related security.

Foreign currency exchange rates may fluctuate significantly over short periods of time. Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund’s use of currency-related transactions involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund that are denominated in those currencies.

The securities markets of developing or emerging countries tend to be less liquid, are especially subject to greater price volatility, have a smaller market capitalization, have less government

Notes to Financial Statements (unaudited)(continued)

regulation and may not be subject to as extensive and frequent accounting, financial, and other reporting requirements as securities issued in more developed countries.

Bonds issued or guaranteed by foreign governments and governmental entities (commonly referred to as “sovereign debt”) are subject to the risk that such governments or entities are unable or unwilling to make interest payments and/or repay the principal owed. Each of Emerging Markets Corporate Debt Fund and Emerging Markets Local Bond Fund may have limited recourse in such instances.

Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund believe that their investment strategies with respect to foreign currencies will generate qualifying income under current U.S. federal income tax law. However, there can be no assurance that the U.S. Treasury Department will not issue regulations in the future (possibly with retroactive effect) that would treat some or all of each Fund’s foreign currency gains as nonqualifying income.

The value of Multi-Asset Global Opportunity Fund’s investments will fluctuate in response to various factors related to domestic and foreign equity and fixed income markets, as well as the financial condition and prospects of issuers in which the Fund invests through its Underlying Funds. Because equity and fixed income investments can move in different directions or to different degrees, fixed income investments may counteract some of the volatility experienced by equity holdings, but the diminished risk that may accompany this investment approach also may result in lower returns.

These factors can affect each Fund’s performance.

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended
		June 30, 2015	Year Ended
Emerging Markets Corporate Debt Fund		(unaudited)	December 31, 2014
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	141,795	$2,138,418	106,068	$1,629,360
Reinvestment of distributions	11,060	166,576	30,526	464,178
Shares reacquired	(15,091)	(227,688)	(5,480)	(85,155)
Increase	137,764	$2,077,306	131,114	$2,008,383

Class C Shares
Shares sold	13,110	$196,568	24,534	$385,071
Reinvestment of distributions	721	10,851	1,356	20,421
Shares reacquired	(2,414)	(36,122)	(697)	(10,560)
Increase	11,417	$171,297	25,193	$394,932

Class F Shares
Shares sold	60,359	$912,145	4,128	$64,700
Reinvestment of distributions	538	8,101	690	10,467
Shares reacquired	(2,641)	(39,732)	(70)	(1,043)
Increase	58,256	$880,514	4,748	$74,124

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended
	June 30, 2015		Year Ended
Emerging Markets Corporate Debt Fund		(unaudited)	December 31, 2014
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	409,943	$6,244,529	–	$–
Reinvestment of distributions	10,382	156,311	25,101	382,031
Shares reacquired	(22)	(336)	–	–
Increase	420,303	$6,400,504	25,101	$382,031

Class R2 Shares
Shares sold	–	$–	607	$9,500
Reinvestment of distributions	173	2,605	523	7,958
Shares reacquired	–	–	(607)	(9,500)
Increase	173	$2,605	523	$7,958

Class R3 Shares
Reinvestment of distributions	173	2,605	523	7,958
Increase	173	$2,605	523	$7,958

Class R4 Shares(a)
Shares sold	668	$10,000	–	$–
Increase	668	$10,000	–	$–

Class R5 Shares(a)
Shares sold	668	$10,000	–	$–
Increase	668	$10,000	–	$–

Class R6 Shares(a)
Shares sold	668	$10,000	–	$–
Increase	668	$10,000	–	$–

(a)	Shares commenced at the close of business on June 30, 2015.

	Six Months Ended
	June 30, 2015			Year Ended
Emerging Markets Currency Fund		(unaudited)	December 31, 2014
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	177,118	$1,000,219	1,172,696	$7,239,988
Converted from Class B*	8,650	49,056	16,240	100,253
Reinvestment of distributions	62,632	351,542	153,276	943,703
Shares reacquired	(866,658)	(4,877,529)	(3,710,143)	(22,888,787)
Decrease	(618,258)	$(3,476,712)	(2,367,931)	$(14,604,843)

Class B Shares
Shares sold	23	$133	300	$1,892
Reinvestment of distributions	503	2,834	1,279	7,901
Shares reacquired	(4,106)	(22,989)	(35,643)	(222,425)
Converted to Class A*	(8,609)	(49,056)	(16,164)	(100,253)
Decrease	(12,189)	$(69,078)	(50,228)	$(312,885)

Class C Shares
Shares sold	25,727	$145,571	89,528	$558,072
Reinvestment of distributions	10,364	58,501	27,511	170,212
Shares reacquired	(373,344)	(2,124,595)	(1,210,934)	(7,459,292)
Decrease	(337,253)	$(1,920,523)	(1,093,895)	$(6,731,008)

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended
		June 30, 2015		Year Ended
Emerging Markets Currency Fund		(unaudited)	December 31, 2014
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	382,260	$2,154,461	2,203,018	$13,658,777
Reinvestment of distributions	39,622	222,266	101,528	623,567
Shares reacquired	(1,402,998)	(7,918,034)	(4,353,099)	(26,544,393)
Decrease	(981,116)	$(5,541,307)	(2,048,553)	$(12,262,049)

Class I Shares
Shares sold	37,816,192	$212,276,089	42,792,639	$262,847,760
Reinvestment of distributions	1,123,573	6,285,976	1,642,045	10,108,253
Shares reacquired	(709,281)	(4,005,297)	(36,533,194)	(224,615,108)
Increase	38,230,484	$214,556,768	7,901,490	$48,340,905

Class P Shares
Shares sold	1	$3	4	$26
Reinvestment of distributions	7	38	21	130
Shares reacquired	–	–	(733)	(4,603)
Increase (decrease)	8	$41	(708)	$(4,447)

Class R2 Shares
Shares sold	2,593	$14,590	7,695	$47,236
Reinvestment of distributions	41	232	65	402
Shares reacquired	(3,797)	(21,733)	(28,275)	(178,330)
Decrease	(1,163)	$(6,911)	(20,515)	$(130,692)

Class R3 Shares
Shares sold	17,800	$99,639	32,901	$202,804
Reinvestment of distributions	1,038	5,814	1,845	11,301
Shares reacquired	(29,500)	(165,211)	(22,840)	(140,335)
Increase (decrease)	(10,662)	$(59,758)	11,906	$73,770

Class R4 Shares(a)
Shares sold	1,808	$10,000	–	$–
Increase	1,808	$10,000	–	$–

Class R5 Shares(a)
Shares sold	1,812	$10,000	–	$–
Increase	1,812	$10,000	–	$–

Class R6 Shares(a)
Shares sold	1,812	$10,000	–	$–
Increase	1,812	$10,000	–	$–

(a)	Shares commenced at the close of business on June 30, 2015.

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended
		June 30, 2015		Year Ended
Emerging Markets Local Bond Fund		(unaudited)	December 31, 2014
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	33,957	$407,903	446,078	$6,149,171
Reinvestment of distributions	15,707	188,971	25,985	363,212
Shares reacquired	(176,909)	(2,202,948)	(154,025)	(2,149,045)
Increase (decrease)	(127,245)	$(1,606,074)	318,038	$4,363,338

Class C Shares
Shares sold	12,908	$152,566	21,096	$299,046
Reinvestment of distributions	567	6,811	832	11,657
Shares reacquired	(919)	(10,866)	(6,196)	(85,511)
Increase	12,556	$148,511	15,732	$225,192

Class F Shares
Shares sold	5	$60	5,618	$79,309
Reinvestment of distributions	416	5,003	576	8,009
Shares reacquired	(1,690)	(20,415)	(48)	(662)
Increase (decrease)	(1,269)	$(15,352)	6,146	$86,656

Class I Shares
Reinvestment of distributions	5,318	63,943	10,131	142,153
Increase	5,318	$63,943	10,131	$142,153

Class R2 Shares
Reinvestment of distributions	230	2,771	439	6,160
Increase	230	$2,771	439	$6,160

Class R3 Shares
Reinvestment of distributions	230	2,773	439	6,163
Increase	230	$2,773	439	$6,163

Class R4 Shares(a)
Shares sold	867	$10,000	–	$–
Increase	867	$10,000	–	$–

Class R5 Shares(a)
Shares sold	867	$10,000	–	$–
Increase	867	$10,000	–	$–

Class R6 Shares(a)
Shares sold	867	$10,000	–	$–
Increase	867	$10,000	–	$–

(a)	Shares commenced at the close of business on June 30, 2015.

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended
		June 30, 2015		Year Ended
Multi-Asset Global Opportunity Fund		(unaudited)	December 31, 2014
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,076,293	$25,436,649	4,477,606	$57,044,988
Converted from Class B*	35,661	441,221	64,046	810,678
Reinvestment of distributions	208,011	2,501,934	748,762	9,296,409
Shares reacquired	(1,481,111)	(18,095,892)	(2,602,686)	(32,883,927)
Increase	838,854	$10,283,912	2,687,728	$34,268,148

Class B Shares
Shares sold	11,913	$133,666	41,858	$483,456
Reinvestment of distributions	4,468	49,043	23,047	261,729
Shares reacquired	(32,423)	(362,317)	(107,991)	(1,249,031)
Converted to Class A*	(39,100)	(441,221)	(69,950)	(810,678)
Decrease	(55,142)	$(620,829)	(113,036)	$(1,314,524)

Class C Shares
Shares sold	733,138	$8,191,945	1,588,740	$18,540,172
Reinvestment of distributions	49,920	547,708	195,446	2,214,545
Shares reacquired	(579,751)	(6,460,643)	(738,085)	(8,550,699)
Increase	203,307	$2,279,010	1,046,101	$12,204,018

Class F Shares
Shares sold	347,988	$4,254,676	924,754	$11,890,241
Reinvestment of distributions	14,766	177,647	45,837	566,380
Shares reacquired	(298,686)	(3,675,201)	(419,330)	(5,267,649)
Increase	64,068	$757,122	551,261	$7,188,972

Class I Shares
Shares sold	147,585	$1,809,834	660,134	$8,682,203
Reinvestment of distributions	47,267	572,362	170,033	2,122,250
Shares reacquired	(12,459)	(152,477)	(16,348)	(205,489)
Increase	182,393	$2,229,719	813,819	$10,598,964

Class R2 Shares
Shares sold	4,304	$53,227	2,395	$31,089
Reinvestment of distributions	173	2,125	469	5,927
Shares reacquired	(276)	(3,434)	(436)	(5,526)
Increase	4,201	$51,918	2,428	$31,490

Class R3 Shares
Shares sold	81,127	$996,124	167,642	$2,130,252
Reinvestment of distributions	8,097	97,958	28,904	360,452
Shares reacquired	(53,614)	(659,590)	(97,545)	(1,241,142)
Increase	35,610	$434,492	99,001	$1,249,562

Class R4 Shares(a)
Shares sold	836.12	$10,000	–	$–
Increase	836.12	$10,000	–	$–

Class R5 Shares(a)
Shares sold	830.57	$10,000	–	$–
Increase	830.57	$10,000	–	$–

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended
		June 30, 2015		Year Ended
Multi-Asset Global Opportunity Fund		(unaudited)	December 31, 2014
Class R6 Shares(a)	Shares	Amount	Shares	Amount
Shares sold	830.57	$10,000	–	$–
Increase	830.57	$10,000	–	$–

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.
(a)	Shares commenced at the close of business on June 30, 2015.

15.	RECENT ACCOUNTING PRONOUNCEMENT

In June 2014, FASB issued ASU 2014-11 Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance is effective for financial statements with fiscal years beginning after December 15, 2014. The effective dates for interim periods vary for the requirements within this guidance. Management does not believe the impact, if any, of this guidance will be material to the Funds’ financial statement disclosures.

Investments in Underlying Funds (unaudited)

Multi-Asset Global Opportunity Fund invests in Underlying Funds managed by Lord Abbett. As of June 30, 2015, Multi-Asset Global Opportunity Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments
Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund – Class I	12.71%
Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund – Class I	17.76%
Lord Abbett Investment Trust – High Yield Fund – Class I	16.11%
Lord Abbett Investment Trust – Short Duration Income Fund – Class I	1.13%
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	41.32%
Lord Abbett Mid Cap Stock Fund – Class I	10.97%

The Ten Largest Holdings and the Holdings by Sector, as of June 30, 2015, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund

Ten Largest Holdings	% of Investments
Fifth Third Bancorp	2.50%
XL Group plc	2.37%
Invesco Ltd.	2.36%
Whirlpool Corp.	2.23%
Hartford Financial Services Group, Inc. (The)	2.09%
Mallinckrodt plc	2.00%
SCANA Corp.	1.86%
Nielsen NV	1.83%
Everest Re Group Ltd.	1.81%
Huntsman Corp.	1.79%
Holdings by Sector*	% of Investments
Consumer Discretionary	8.89%
Consumer Staples	3.27%
Energy	9.99%
Financials	32.10%
Health Care	7.25%
Industrials	9.46%
Information Technology	9.68%
Materials	6.76%
Telecommunication Services	1.05%
Utilities	10.69%
Repurchase Agreement	0.86%
Total	100.00%
*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 2.125%, 12/31/2015	2.66%
Marathon Oil Corp., 0.90%, 11/1/2015	0.98%
Citigroup Commercial Mortgage Trust 2015-SSHP C, 2.285%, 9/15/2017	0.90%
LB-UBS Commercial Mortgage Trust 2006-C6 AM, 5.413%, 9/15/2039	0.84%
Federal National Mortgage Assoc., 3.475%, 11/1/2040	0.81%
Citigroup Commercial Mortgage Trust 2015-SSHP B, 1.835%, 9/15/2017	0.80%
Citigroup Commercial Mortgage Trust 2007-C6 AM, 5.899%, 12/10/2049	0.68%
Aventura Mall Trust 2013-AVM A, 3.867%, 12/5/2032	0.67%
Omega Healthcare Investors, Inc., 6.75%, 10/15/2022	0.66%
Laclede Group, Inc. (The), 1.02%, 8/15/2017	0.65%
Holdings by Sector*	% of Investments
Asset Backed	19.72%
Automotive	1.13%
Banking	5.17%
Basic Industry	3.08%
Capital Goods	1.86%
Consumer Goods	1.99%
Engery	9.37%
Financial Services	2.72%
Foreign Government	0.03%
Health Care	4.00%
Insurance	0.86%
Leisure	2.71%
Media	2.93%
Mortgage Backed	30.60%
Municipal	0.37%
Real Estate	2.87%
Retail	1.14%
Services	0.07%
Technology & Electronics	2.23%
Telecommunications	1.89%
Transportation	1.38%
U.S. Government	2.66%
Utility	1.22%
Total	100.00%
*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments
DISH DBS Corp., 5.875%, 7/15/2022	0.68%
MEG Energy Corp. 7.00%, 3/31/2024	0.59%
T-Mobile USA, Inc., 6.836%, 4/28/2023	0.58%
WhiteWave Foods Co. (The), 5.375%, 10/1/2022	0.57%
AMC Networks, Inc., 4.75%, 12/15/2022	0.56%
Seven Generations Energy Ltd. 8.25%, 5/15/2020	0.55%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 5.00%, 10/1/2021	0.50%
Sabine Pass Liquefaction LLC, 6.25%, 3/15/2022	0.50%
Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/2023	0.48%
Numericable-SFR SAS 6.00%, 5/15/2022	0.46%
Holdings by Sector*	% of Investments
Asset Backed	2.72%
Banking	2.48%
Basic Industry	11.22%
Capital Goods	4.59%
Consumer Goods	5.35%
Energy	13.02%
Financial Services	3.76%
Foreign Government	0.30%
Health Care	9.51%
Insurance	0.84%
Leisure	7.06%
Media	9.21%
Real Estate	0.64%
Retail	8.96%
Services	3.10%
Technology & Electronics	6.49%
Telecommunications	5.47%
Transportation	2.49%
Utilities	2.79%
Total	100.00%
*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Dividend Income Fund

Ten Largest Holdings	% of Investments
Baytex Energy Corp.	2.05%
Crescent Point Energy Corp.	2.01%
Royal Dutch Shell plc Class A ADR	2.00%
National Australia Bank Ltd.	1.99%
Freenet AG	1.87%
Whitecap Resources, Inc.	1.78%
Total SA ADR	1.70%
Berkeley Group Holdings plc	1.58%
Imperial Tobacco Group plc	1.52%
Snam SpA	1.46%
Holdings by Sector*	% of Investments
Consumer Discretionary	10.78%
Consumer Staples	5.33%
Energy	17.49%
Financials	30.04%
Health Care	4.21%
Industrials	9.65%
Information Technology	1.56%
Materials	2.33%
Telecommunication Services	11.61%
Utilities	6.16%
Repurchase Agreement	0.84%
Total	100.00%
*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Mid Cap Stock Fund, Inc.

Ten Largest Holdings	% of Investments
Hartford Financial Services Group, Inc. (The)	2.56%
XL Group plc (Ireland)	2.37%
Invesco Ltd.	1.92%
Lincoln National Corp.	1.91%
M&T Bank Corp.	1.86%
Fidelity National Information Services, Inc.	1.83%
Jones Lang LaSalle, Inc.	1.83%
Whirlpool Corp.	1.83%
Cimarex Energy Co.	1.83%
Wyndham Worldwide Corp.	1.80%

Holdings by Sector*	% of Investments
Consumer Discretionary	10.76%
Consumer Staples	3.38%
Energy	7.55%
Financials	34.51%
Health Care	10.02%
Industrials	9.25%
Information Technology	9.73%
Materials	5.54%
Utilities	8.30%
Repurchase Agreement	0.96%
Total	100.00%
*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(concluded)

Lord Abbett Investment Trust – Short Duration Income Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 2.125%, 12/31/2015	3.00%
Air Lease Corp., 5.625%, 4/1/2017	0.75%
Omega Healthcare Investors, Inc., 6.75%, 10/15/2022	0.69%
Host Hotels & Resorts LP, 6.00%, 11/1/2020	0.64%
Wachovia Bank Commercial Mortgage Trust 2007-C31 AM, 5.59%, 4/15/2047	0.62%
BAMLL Commercial Mortgage Securities Trust 2014-IP A, 2.72%, 6/15/2028	0.59%
Denali Borrower LLC / Denali Finance Corp., 5.625%, 10/15/2020	0.55%
Forest Laboratories, Inc., 4.375%, 2/1/2019	0.55%
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD A, 2.86%, 11/14/2027	0.54%
Mylan, Inc., 7.875%, 7/15/2020	0.51%
Holdings by Sector*	% of Investments
Auto	1.70%
Basic Industry	0.58%
Capital Goods	0.24%
Consumer Cyclicals	3.51%
Consumer Discretionary	1.65%
Consumer Non-Cyclical	0.02%
Consumer Services	1.35%
Consumer Staples	1.59%
Energy	5.96%
Financial Services	54.00%
Foreign Government	0.49%
Health Care	5.94%
Integrated Oils	1.76%
Materials and Processing	2.79%
Municipal	0.45%
Producer Durables	0.51%
Technology	2.72%
Telecommunications	1.81%
Transportation	0.97%
U.S. Government	8.44%
Utilities	1.87%
Repurchase Agreement	1.65%
Total	100.00%
*	A sector may comprise several industries

Householding

The Company has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Global Fund, Inc.

Lord Abbett Emerging Markets Corporate Debt Fund

Lord Abbett Emerging Markets Currency Fund

Lord Abbett Emerging Markets Local Bond Fund
LAGF-3
Lord Abbett Multi-Asset Global Opportunity Fund	(08/15)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT GLOBAL FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: August 20, 2015

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: August 20, 2015

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 20, 2015